ANNUAL REPORT AUGUST 31, 2002

JPMORGAN FUNDS


Tax Free Funds

California Bond Fund

Intermediate Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Intermediate Tax Free Income Fund

Tax Free Income Fund

[JP MORGAN LOGO]

CONTENTS

President's Letter                                  1

Fund Commentaries:
   JPMorgan California Bond Fund                    3

   JPMorgan Intermediate Tax Free Income Fund       5

   JPMorgan New Jersey Tax Free Income Fund         7

   JPMorgan New York Intermediate Tax Free
   Income Fund                                      9

   JPMorgan Tax Free Income Fund                   11

Portfolio of Investments                           13

Financial Statements                               66

Notes to Financial Statements                      72

Financial Highlights                               93



HIGHLIGHTS

- U.S. economy sent mixed signals over the past year.

- Fixed Income activity throughout the period was characterized by volatility.

NOT FDIC INSURED  May lose value / No bank guarantee
JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

--------------------------------------------------------------------------------
JPMORGAN TAX FREE FUNDS

PRESIDENT'S LETTER                                           SEPTEMBER 20, 2002

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Tax Free Funds for the fiscal year ended August 31, 2002. Inside you'll find in-depth information on some of our tax free funds along with updates from the portfolio management team.

U.S. ECONOMY SENDING MIXED SIGNALS

A year ago, the U.S. economy was looking stronger, suggesting to some that a recovery was imminent. But in early September, economic data weakened with declines in employment, industrial production and consumer confidence. Then came the tragic events of September 11th. The Federal Reserve Board maintained its accommodative monetary policy and by the end of 2001, the targeted Federal Funds rate stood at 1.75%, down from 4.75% at the beginning of 2001.

By the beginning of 2002, the U.S. economy began to show signs of strength once again. However, a number of factors combined to undermine the recovery, including corporate governance issues, accounting fraud, credit downgrades and a decline in the equity markets. Fear and doubt overcame optimism, and the reaction in the financial markets was severe and negative. While understandable, the reaction seemed to be out of proportion, given economic fundamentals. Concerned that the U.S. might slip back into recession, the Fed signaled--in August--that it might ease interest rates later in the year.

FIXED INCOME MARKETS REMAIN VOLATILE

The market for fixed-income securities throughout the period was characterized by volatility and a lack of liquidity. The Fed's easing bias led to a drop in interest rates, especially in the shorter maturities. As investors sought quality, Treasury yields rallied and prices of many investment-grade bonds declined.

In this uncertain environment, the municipal securities market continued to serve as a safe haven for many investors concerned about the volatility in the equity and taxable fixed income markets. Municipal securities have also provided an alternative for those worried about the validity of corporate balance sheets and those shaken by the bankruptcies of WorldCom, Enron and others. As a result, the demand for tax-free issues was strong throughout the reporting period.

In these dramatic and challenging times, your portfolio managers continue to have a positive outlook for the future. They are working hard to maintain good performance and will continue to focus on preservation of principal while trying

                                       1

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to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued investment and anticipate serving your investment needs for many years to come.

Sincerely,

/s/ GEORGE C.W. GATCH

George C.W. Gatch
President
JPMorgan Funds

                                       2
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--------------------------------------------------------------------------------
JPMORGAN CALIFORNIA BOND FUND
As of August 31, 2002

Q: HOW DID THE FUND PERFORM?

A: JPMorgan California Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital, had a total return of 5.57% (Institutional Shares) during the year ended August 31, 2002. This compares with the 6.02% return of its benchmark index, the Lehman California Competitive Intermediate Bond Index (1-17 years).

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund's extreme underweight to the front end of the yield curve, which kept the Fund from fully participating in the rally in short-term interest rates, was a significant reason for underperforming the benchmark. However, we limited the impact of wider spreads because of our minimal exposure to the general obligation issue. We also purchased high-quality liquid securities as spreads widened and sold them into strong retail demand as spreads rebounded.

Q: HOW WAS THE FUND MANAGED?
A: Although California's economy has been resilient, investors were troubled by the state's large budget deficit. In fact, at the end of the period, Moody's Investor's Service, Standard & Poor's and Fitch Ratings had all given California a negative credit rating. To restore cash reserves, the state is expected to bring several large note and bond issues to market after the November elections. California municipal spreads were stable to slightly wider in early 2002, as investors coped with continued uncertainty over the timing of the largest bond issuance in history. As a result, spreads between the general obligation credit and the market widened, then began to narrow again. Spreads on the general obligation debt were very volatile at the beginning of 2002 as investors reacted to the announcement that three $1 billion issues would come to market by midyear.

We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We took advantage of the heavy supply of New York issues during the spring and started to overweight that sector, funding those purchases by selling generic California paper. We also sold into strong retail demand and during a brief glut in supply, purchased select issues at attractive prices.

Q: WHAT IS THE OUTLOOK?
A: We believe that the economic recovery will take longer than previously expected. As long as interest rates remain at historic lows, we will continue to adhere to our neutral duration strategy. When we see evidence of a sustained economic recovery, we will move to a shorter duration position. We also believe that credit spreads for lesser investment-grade bonds are historically tight and therefore we will continue to buy higher quality, more liquid names. We will continue to scrutinize California's creditworthiness and plan for the large issuance expected in the coming months.

                                   (UNAUDITED)

                                       3
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JPMORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
As of August 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                      1 YEAR     3 YEARS    5 YEARS     (12/23/96)
   Class A Shares
----------------------------------------------------------------------------------
     Without Sales Charge             5.33%      6.92%      5.71%       5.82%
     With Sales Charge*               0.63%      5.31%      4.73%       4.97%
----------------------------------------------------------------------------------
   Institutional Shares               5.57%      7.07%      5.87%       5.96%
----------------------------------------------------------------------------------
   Select Shares                      5.31%      6.92%      5.70%       5.81%
----------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (12/23/96 TO 8/31/02)

[CHART]

                            JPMorgan      Lehman California               Lehman                    Lipper
                          California            Competitive            1-16 Year                California
                           Bond Fund      Intermediate Bond            Municipal            Municipal Debt
              (Institutional Shares)      Index (1-17 Year)           Bond Index               Funds Index
12/23/96                  $3,000,000             $3,000,000           $3,000,000                $3,000,000
12/31/96                  $3,009,300             $3,000,000           $3,000,000                $3,000,000
 1/31/97                  $3,003,281             $3,010,800           $3,011,700                $2,996,400
 2/28/97                  $3,028,809             $3,034,585           $3,036,396                $3,023,667
 3/31/97                  $2,999,127             $2,999,688           $3,002,085                $2,981,941
 4/30/97                  $3,016,822             $3,018,886           $3,021,298                $3,009,076
 5/31/97                  $3,061,169             $3,061,150           $3,059,668                $3,055,115
 6/30/97                  $3,090,250             $3,089,925           $3,088,429                $3,087,805
 7/31/97                  $3,165,343             $3,167,482           $3,159,154                $3,182,909
 8/31/97                  $3,135,906             $3,140,875           $3,136,409                $3,148,534
 9/30/97                  $3,174,791             $3,166,630           $3,169,341                $3,191,354
10/31/97                  $3,179,236             $3,187,213           $3,186,455                $3,210,183
11/30/97                  $3,193,224             $3,198,369           $3,199,838                $3,229,444
12/31/97                  $3,241,761             $3,236,749           $3,239,196                $3,280,792
 1/31/98                  $3,265,102             $3,274,295           $3,271,264                $3,312,944
 2/28/98                  $3,266,734             $3,280,189           $3,273,881                $3,312,281
 3/31/98                  $3,258,894             $3,277,565           $3,275,846                $3,312,944
 4/30/98                  $3,238,363             $3,263,799           $3,262,415                $3,291,410
 5/31/98                  $3,287,586             $3,309,166           $3,308,089                $3,347,364
 6/30/98                  $3,295,477             $3,320,748           $3,319,998                $3,361,088
 7/31/98                  $3,303,386             $3,332,371           $3,328,962                $3,367,810
 8/31/98                  $3,355,910             $3,383,023           $3,376,233                $3,425,063
 9/30/98                  $3,408,933             $3,431,400           $3,415,397                $3,476,781
10/31/98                  $3,410,296             $3,436,204           $3,421,545                $3,464,960
11/30/98                  $3,421,209             $3,447,887           $3,430,783                $3,480,552
12/31/98                  $3,423,262             $3,452,714           $3,441,419                $3,482,641
 1/31/99                  $3,470,503             $3,494,837           $3,485,125                $3,521,298
 2/28/99                  $3,448,986             $3,484,353           $3,469,790                $3,504,044
 3/31/99                  $3,453,125             $3,493,063           $3,471,178                $3,510,701
 4/30/99                  $3,450,708             $3,495,858           $3,481,244                $3,515,968
 5/31/99                  $3,431,729             $3,476,281           $3,464,883                $3,488,191
 6/30/99                  $3,382,998             $3,432,828           $3,420,879                $3,430,985
 7/31/99                  $3,407,356             $3,455,484           $3,439,351                $3,437,504
 8/31/99                  $3,398,156             $3,443,044           $3,430,753                $3,394,879
 9/30/99                  $3,413,108             $3,459,915           $3,440,702                $3,392,502
10/31/99                  $3,391,264             $3,438,464           $3,423,843                $3,333,812
11/30/99                  $3,420,090             $3,469,066           $3,453,630                $3,367,484
12/31/99                  $3,402,647             $3,443,048           $3,439,470                $3,332,125
 1/31/00                  $3,404,689             $3,454,410           $3,433,623                $3,308,467
 2/29/00                  $3,434,650             $3,483,082           $3,456,628                $3,362,395
 3/31/00                  $3,490,291             $3,534,632           $3,506,749                $3,448,809
 4/30/00                  $3,474,934             $3,514,131           $3,497,983                $3,417,424
 5/31/00                  $3,471,112             $3,519,050           $3,487,139                $3,400,337
 6/30/00                  $3,547,129             $3,592,247           $3,561,764                $3,498,607
 7/31/00                  $3,585,438             $3,632,121           $3,601,655                $3,554,935
 8/31/00                  $3,637,785             $3,689,145           $3,645,956                $3,632,077
 9/30/00                  $3,629,782             $3,674,757           $3,636,112                $3,609,558
10/31/00                  $3,657,369             $3,697,908           $3,668,109                $3,642,766
11/30/00                  $3,674,193             $3,716,768           $3,688,284                $3,669,722
12/31/00                  $3,748,411             $3,776,979           $3,760,206                $3,764,034
 1/31/01                  $3,791,143             $3,826,458           $3,809,464                $3,779,843
 2/28/01                  $3,796,830             $3,835,641           $3,819,750                $3,791,938
 3/31/01                  $3,814,295             $3,852,902           $3,849,926                $3,816,586
 4/30/01                  $3,751,741             $3,797,420           $3,819,896                $3,741,781
 5/31/01                  $3,805,015             $3,849,824           $3,858,477                $3,788,179
 6/30/01                  $3,828,987             $3,870,228           $3,880,085                $3,812,423
 7/31/01                  $3,878,764             $3,924,024           $3,925,482                $3,875,710
 8/31/01                  $3,951,297             $3,996,226           $3,983,186                $3,974,928
 9/30/01                  $3,941,419             $3,985,437           $3,983,983                $3,950,283
10/31/01                  $4,001,722             $4,026,088           $4,023,823                $3,991,761
11/30/01                  $3,958,504             $3,997,100           $3,989,218                $3,955,835
12/31/01                  $3,920,502             $3,967,522           $3,962,091                $3,911,134
 1/31/02                  $3,985,190             $4,035,763           $4,027,070                $3,965,499
 2/28/02                  $4,030,621             $4,082,981           $4,074,589                $4,009,120
 3/31/02                  $3,942,351             $3,998,055           $3,999,617                $3,917,311
 4/30/02                  $4,015,679             $4,072,419           $4,080,809                $3,986,256
 5/31/02                  $4,044,591             $4,107,849           $4,104,069                $4,016,152
 6/30/02                  $4,076,544             $4,139,069           $4,148,804                $4,047,478
 7/31/02                  $4,116,494             $4,183,357           $4,196,515                $4,093,215
 8/31/02                  $4,171,498             $4,236,904           $4,241,418                $4,151,339

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares. Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17 Year), Lehman 1-16 Year Municipal Bond Index, and Lipper California Municipal Debt Funds Index from December 23, 1996 to August 31, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17 Year) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lehman 1-16 Year Municipal Bond Index is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

--------------------------------------------------------------------------------
JPMORGAN INTERMEDIATE TAX FREE
  INCOME FUND
As of August 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Intermediate Tax Free Income Fund, which seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 5.99% (Select Shares) during the year ended August 31, 2002. This compares with the 6.49% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund underperformed its benchmark during the period. Detracting slightly from performance was the Fund's high-credit quality, which ultimately resulted in a lower dividend yield. However, our longer duration position after September 11, 2001 and greater weighting to non-call and high-quality bonds improved the portfolio's responsiveness to interest rate changes, benefiting performance. The Fund was also overweight the front end of the yield curve.

Q: HOW WAS THE FUND MANAGED?
A: The portfolio's duration was extended after September 11th, and the portfolio management team increased the weighting in non-call bonds. Moving into year-end, we shortened duration and concentrated purchases in highly liquid specialty state instruments. Specialty state instruments, which are issued by municipalities that have high tax rates, are very liquid and perform well in volatile markets. During the spring, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We sold into strong retail demand and made purchases in the institutional market. We also increased weightings in municipal obligations issued in Puerto Rico, which are tax-exempt in all 50 states and offer tremendous liquidity. During the spring, we sold generic national paper, where spreads have tightened, and funneled the assets into the heavy supply of New York issues.

Q: WHAT IS THE OUTLOOK?
A: We believe that the economic recovery will take longer than previously expected. Provided that interest rates remain low, our portfolio management team will continue to adhere to our strategy of maintaining a neutral duration position. When we see evidence of a sustained economic recovery, we will move to a shorter duration position. We will likely continue buying higher quality, more liquid names, in our belief that credit spreads for lesser investment-grade bonds are historically tight.

                                   (UNAUDITED)

                                       5
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JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------
As of August 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
                          1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Institutional Shares    6.15%      7.00%      6.01%       6.22%
--------------------------------------------------------------------------------
   Select Shares#          5.99%      6.95%      5.98%       6.20%
--------------------------------------------------------------------------------

TEN-YEAR PERFORMANCE (8/31/92 TO 8/31/02)

[CHART]

               JPMorgan Intermediate       Lehman Municipal         Lipper Intermediate
                Tax Free Income Fund         Bond 3-10 Year              Municipal Debt
                     (Select Shares)          Blended Index                 Funds Index
 8/92                     $1,000,000             $1,000,000                  $1,000,000
 9/92                     $1,004,500             $1,008,180                  $1,006,000
10/92                       $991,542             $1,002,403                    $996,946
11/92                     $1,014,546             $1,013,430                  $1,013,695
12/92                     $1,023,981             $1,021,223                  $1,022,615
 1/93                     $1,039,546             $1,034,315                  $1,034,375
 2/93                     $1,078,840             $1,062,221                  $1,065,407
 3/93                     $1,061,687             $1,051,237                  $1,053,261
 4/93                     $1,069,437             $1,058,649                  $1,061,792
 5/93                     $1,075,212             $1,061,888                  $1,065,296
 6/93                     $1,091,985             $1,077,848                  $1,079,784
 7/93                     $1,092,641             $1,079,142                  $1,079,352
 8/93                     $1,113,619             $1,097,379                  $1,098,565
 9/93                     $1,134,667             $1,108,133                  $1,111,088
10/93                     $1,134,326             $1,110,549                  $1,112,866
11/93                     $1,124,684             $1,102,997                  $1,106,078
12/93                     $1,144,929             $1,122,377                  $1,124,217
 1/94                     $1,158,095             $1,134,128                  $1,135,797
 2/94                     $1,129,722             $1,110,470                  $1,111,718
 3/94                     $1,104,303             $1,080,021                  $1,080,590
 4/94                     $1,106,954             $1,088,813                  $1,085,128
 5/94                     $1,111,714             $1,095,324                  $1,093,701
 6/94                     $1,107,156             $1,093,046                  $1,090,529
 7/94                     $1,118,449             $1,107,966                  $1,104,161
 8/94                     $1,123,482             $1,112,885                  $1,108,357
 9/94                     $1,113,483             $1,102,669                  $1,096,940
10/94                     $1,098,005             $1,092,061                  $1,084,874
11/94                     $1,072,751             $1,078,072                  $1,068,709
12/94                     $1,099,677             $1,092,680                  $1,084,633
 1/95                     $1,126,729             $1,112,370                  $1,105,675
 2/95                     $1,153,996             $1,136,263                  $1,128,673
 3/95                     $1,164,728             $1,149,012                  $1,138,606
 4/95                     $1,172,182             $1,151,954                  $1,141,110
 5/95                     $1,196,564             $1,181,144                  $1,167,927
 6/95                     $1,189,504             $1,179,172                  $1,164,306
 7/95                     $1,202,708             $1,194,466                  $1,174,901
 8/95                     $1,213,652             $1,207,808                  $1,186,415
 9/95                     $1,216,686             $1,212,965                  $1,192,347
10/95                     $1,233,355             $1,223,263                  $1,203,675
11/95                     $1,245,319             $1,236,328                  $1,216,433
12/95                     $1,257,647             $1,243,004                  $1,224,219
 1/96                     $1,274,374             $1,254,974                  $1,233,768
 2/96                     $1,271,570             $1,251,259                  $1,229,943
 3/96                     $1,249,063             $1,240,148                  $1,217,520
 4/96                     $1,247,315             $1,238,213                  $1,215,329
 5/96                     $1,244,446             $1,236,554                  $1,215,329
 6/96                     $1,252,162             $1,246,002                  $1,222,864
 7/96                     $1,266,937             $1,256,044                  $1,233,625
 8/96                     $1,265,290             $1,256,810                  $1,234,119
 9/96                     $1,275,539             $1,267,820                  $1,245,349
10/96                     $1,289,442             $1,280,815                  $1,257,554
11/96                     $1,313,039             $1,300,937                  $1,276,165
12/96                     $1,305,292             $1,297,424                  $1,272,720
 1/97                     $1,308,947             $1,302,368                  $1,275,901
 2/97                     $1,319,680             $1,312,604                  $1,285,471
 3/97                     $1,304,240             $1,297,890                  $1,272,359
 4/97                     $1,312,718             $1,305,106                  $1,278,975
 5/97                     $1,329,914             $1,321,094                  $1,294,067
 6/97                     $1,343,346             $1,332,851                  $1,305,973
 7/97                     $1,375,721             $1,361,215                  $1,334,312
 8/97                     $1,365,541             $1,352,407                  $1,324,038
 9/97                     $1,380,288             $1,366,175                  $1,338,073
10/97                     $1,388,984             $1,373,293                  $1,344,495
11/97                     $1,394,957             $1,378,333                  $1,349,739
12/97                     $1,412,812             $1,394,032                  $1,367,016
 1/98                     $1,426,941             $1,407,219                  $1,378,499
 2/98                     $1,425,942             $1,408,627                  $1,379,188
 3/98                     $1,426,797             $1,409,134                  $1,380,015
 4/98                     $1,419,521             $1,403,145                  $1,373,667
 5/98                     $1,442,943             $1,422,059                  $1,392,074
 6/98                     $1,446,261             $1,426,852                  $1,396,807
 7/98                     $1,451,034             $1,430,990                  $1,400,020
 8/98                     $1,475,992             $1,450,680                  $1,420,180
 9/98                     $1,493,999             $1,466,826                  $1,435,518
10/98                     $1,494,597             $1,470,346                  $1,435,949
11/98                     $1,496,390             $1,474,037                  $1,439,108
12/98                     $1,505,518             $1,478,179                  $1,443,713
 1/99                     $1,526,896             $1,496,464                  $1,459,883
 2/99                     $1,515,597             $1,490,852                  $1,452,145
 3/99                     $1,513,324             $1,491,165                  $1,451,855
 4/99                     $1,517,864             $1,495,341                  $1,455,920
 5/99                     $1,507,087             $1,488,821                  $1,447,330
 6/99                     $1,481,919             $1,470,047                  $1,427,647
 7/99                     $1,493,774             $1,479,014                  $1,434,357
 8/99                     $1,492,878             $1,477,077                  $1,427,759
 9/99                     $1,494,520             $1,482,394                  $1,428,615
10/99                     $1,487,795             $1,477,161                  $1,418,615
11/99                     $1,499,399             $1,487,989                  $1,430,673
12/99                     $1,497,150             $1,482,677                  $1,424,235
 1/00                     $1,491,012             $1,480,631                  $1,417,968
 2/00                     $1,499,064             $1,487,856                  $1,428,887
 3/00                     $1,516,752             $1,506,246                  $1,449,320
 4/00                     $1,509,927             $1,501,999                  $1,443,233
 5/00                     $1,506,605             $1,498,739                  $1,437,315
 6/00                     $1,538,847             $1,529,508                  $1,466,924
 7/00                     $1,557,928             $1,546,945                  $1,483,647
 8/00                     $1,575,533             $1,565,585                  $1,502,044
 9/00                     $1,570,491             $1,561,687                  $1,497,688
10/00                     $1,583,683             $1,574,181                  $1,510,119
11/00                     $1,590,652             $1,581,579                  $1,517,368
12/00                     $1,625,328             $1,610,364                  $1,547,867
 1/01                     $1,647,920             $1,634,680                  $1,565,667
 2/01                     $1,650,062             $1,638,277                  $1,570,677
 3/01                     $1,663,428             $1,651,399                  $1,582,772
 4/01                     $1,645,795             $1,638,667                  $1,568,527
 5/01                     $1,663,899             $1,655,775                  $1,584,683
 6/01                     $1,675,546             $1,664,484                  $1,594,508
 7/01                     $1,695,150             $1,683,676                  $1,613,642
 8/01                     $1,722,612             $1,707,870                  $1,638,008
 9/01                     $1,721,750             $1,709,988                  $1,635,714
10/01                     $1,741,550             $1,726,541                  $1,651,417
11/01                     $1,718,388             $1,710,656                  $1,634,243
12/01                     $1,703,266             $1,699,366                  $1,621,986
 1/02                     $1,734,606             $1,727,915                  $1,645,505
 2/02                     $1,754,207             $1,748,305                  $1,663,934
 3/02                     $1,716,492             $1,714,038                  $1,633,651
 4/02                     $1,755,971             $1,750,718                  $1,665,507
 5/02                     $1,765,102             $1,760,522                  $1,674,501
 6/02                     $1,785,401             $1,780,064                  $1,691,580
 7/02                     $1,807,718             $1,800,179                  $1,711,203
 8/02                     $1,825,216             $1,819,441                  $1,726,946

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/92, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Municipal Bond 3-10 Year Blended Index, and Lipper Intermediate Municipal Debt Funds Index from August 31, 1992 to August 31, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond 3-10 Year Blended Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

--------------------------------------------------------------------------------
JPMORGAN NEW JERSEY TAX FREE
  INCOME FUND
As of August 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan New Jersey Tax Free Income Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, that state's personal income tax. It also seeks to protect the value of your investment. The Fund had a total return of 5.82% (Select Shares) during the year ended August 31, 2002. This compares with the 6.49% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund underperformed its benchmark during the period. Detracting from its returns were the portfolio's high-quality holdings which were liquid but which hurt the income stream. On the positive side, the Fund was overweight in the five- to 15-year part of the curve, which outperformed.

Q: HOW WAS THE FUND MANAGED?
A: To protect the portfolio from interest rate increases, we biased the portfolio toward higher coupons. We sold into strong retail demand and made purchases in the institutional market. We also increased weightings in municipal obligations issued by Puerto Rico, which are tax-exempt in all 50 states and offer tremendous liquidity. In addition, we bought several large issues that came to market and widened spreads. Because of the rising budget deficit, we reduced weightings in New Jersey State credits, moving to less than a 1%-of-assets position in New Jersey general obligation bonds at the end of January.

During the spring, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. Taking advantage of strong retail demand, we sold issues that appealed to individual investors, replacing them with quality names at attractive prices. We also reduced our holdings in Puerto Rico paper.

Q: WHAT IS THE OUTLOOK?
A: We believe that the economic recovery will take longer than previously expected. As long as interest rates remain at historic lows, we will continue to adhere to our neutral duration strategy. When we see evidence of a sustained economic recovery, we will move to a shorter duration position. We also believe that credit spreads for lesser investment-grade bonds are historically tight and therefore we will continue to buy higher quality, more liquid names. Going forward, we expect to hold more cash than usual as we wait for additional municipal supply and for state budget issues to be resolved.

                                  (UNAUDITED)

JPMORGAN NEW JERSEY TAX FREE INCOME FUND
--------------------------------------------------------------------------------
As of August 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
                          1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge  5.91%      7.54%      6.12%       5.80%
     With Sales Charge*    1.14%      5.90%      5.15%       5.32%
--------------------------------------------------------------------------------
   Class B Shares
     Without CDSC          5.45%      7.38%      6.03%       5.76%
     With CDSC**           0.45%      6.51%      5.71%       5.76%
--------------------------------------------------------------------------------
   Select Shares#          5.82%      7.51%      6.10%       5.80%
--------------------------------------------------------------------------------

TEN-YEAR PERFORMANCE (8/31/92 TO 8/31/02)

[CHART]

                    JPMorgan
                  New Jersey                              Lehman              Lipper
                    Tax Free            Lehman            7-Year          New Jersey
                 Income Fund         Municipal         Municipal      Municipal Debt
             (Select Shares)        Bond Index        Bond Index         Funds Index
 8/31/92          $1,000,000        $1,000,000        $1,000,000          $1,000,000
 9/30/92          $1,001,600        $1,006,500        $1,008,100          $1,003,200
10/31/92            $998,796          $996,636        $1,001,346            $983,036
11/30/92          $1,006,187        $1,014,476        $1,016,266          $1,009,676
12/31/92          $1,014,135        $1,024,824        $1,024,599          $1,023,307
 1/31/93          $1,027,319        $1,036,712        $1,039,558          $1,035,586
 2/28/93          $1,058,961        $1,074,241        $1,071,473          $1,076,492
 3/31/93          $1,044,347        $1,062,854        $1,057,436          $1,063,466
 4/30/93          $1,050,718        $1,073,589        $1,063,993          $1,075,803
 5/31/93          $1,055,446        $1,079,601        $1,067,185          $1,083,226
 6/30/93          $1,069,061        $1,097,630        $1,086,714          $1,102,832
 7/31/93          $1,069,168        $1,099,057        $1,086,823          $1,103,053
 8/31/93          $1,086,382        $1,121,917        $1,106,168          $1,127,430
 9/30/93          $1,103,981        $1,134,707        $1,118,225          $1,139,944
10/31/93          $1,103,319        $1,136,863        $1,121,133          $1,140,514
11/30/93          $1,097,581        $1,126,859        $1,111,155          $1,128,653
12/31/93          $1,114,264        $1,150,635        $1,131,600          $1,151,678
 1/31/94          $1,123,401        $1,163,753        $1,143,708          $1,164,116
 2/28/94          $1,103,293        $1,133,611        $1,118,890          $1,134,547
 3/31/94          $1,085,419        $1,087,473        $1,089,015          $1,086,216
 4/30/94          $1,088,675        $1,096,717        $1,097,074          $1,090,126
 5/31/94          $1,092,921        $1,106,258        $1,102,559          $1,099,065
 6/30/94          $1,089,205        $1,099,510        $1,100,575          $1,094,229
 7/31/94          $1,098,246        $1,119,631        $1,116,093          $1,112,721
 8/31/94          $1,102,309        $1,123,550        $1,121,896          $1,116,171
 9/30/94          $1,096,467        $1,107,034        $1,111,238          $1,099,428
10/31/94          $1,085,283        $1,087,329        $1,100,015          $1,078,869
11/30/94          $1,065,857        $1,067,648        $1,083,955          $1,055,458
12/31/94          $1,087,920        $1,091,136        $1,100,431          $1,083,111
 1/31/95          $1,107,937        $1,122,343        $1,121,009          $1,114,954
 2/28/95          $1,129,099        $1,155,003        $1,146,232          $1,144,389
 3/31/95          $1,139,035        $1,168,285        $1,158,152          $1,154,574
 4/30/95          $1,146,667        $1,169,687        $1,161,164          $1,155,959
 5/31/95          $1,164,899        $1,207,000        $1,192,051          $1,189,482
 6/30/95          $1,163,384        $1,196,499        $1,190,978          $1,178,182
 7/31/95          $1,174,204        $1,207,866        $1,206,103          $1,184,780
 8/31/95          $1,184,419        $1,223,206        $1,220,335          $1,196,154
 9/30/95          $1,186,433        $1,230,912        $1,224,972          $1,203,929
10/31/95          $1,197,467        $1,248,761        $1,235,630          $1,222,229
11/30/95          $1,206,927        $1,269,490        $1,249,222          $1,243,495
12/31/95          $1,215,496        $1,281,677        $1,255,842          $1,255,806
 1/31/96          $1,229,474        $1,291,418        $1,268,024          $1,262,587
 2/29/96          $1,230,704        $1,282,636        $1,263,713          $1,251,098
 3/31/96          $1,213,720        $1,266,218        $1,251,455          $1,232,206
 4/30/96          $1,213,356        $1,262,673        $1,249,202          $1,228,386
 5/31/96          $1,212,749        $1,262,168        $1,247,328          $1,229,369
 6/30/96          $1,219,904        $1,275,926        $1,256,933          $1,241,417
 7/31/96          $1,232,225        $1,287,537        $1,267,365          $1,252,341
 8/31/96          $1,231,732        $1,287,279        $1,267,999          $1,251,339
 9/30/96          $1,238,753        $1,305,301        $1,279,411          $1,268,733
10/31/96          $1,249,407        $1,320,051        $1,293,229          $1,282,055
11/30/96          $1,267,648        $1,344,208        $1,314,826          $1,302,952
12/31/96          $1,253,450        $1,338,562        $1,310,881          $1,298,262
 1/31/97          $1,256,835        $1,341,105        $1,315,600          $1,299,690
 2/28/97          $1,266,387        $1,353,444        $1,326,520          $1,309,957
 3/31/97          $1,252,710        $1,335,443        $1,309,408          $1,294,762
 4/30/97          $1,260,101        $1,346,660        $1,316,217          $1,304,861
 5/31/97          $1,276,104        $1,366,860        $1,332,801          $1,321,824
 6/30/97          $1,288,354        $1,381,486        $1,345,596          $1,334,381
 7/31/97          $1,314,895        $1,419,753        $1,376,814          $1,371,878
 8/31/97          $1,306,611        $1,406,407        $1,367,038          $1,357,336
 9/30/97          $1,320,199        $1,423,143        $1,381,529          $1,374,167
10/31/97          $1,327,593        $1,432,252        $1,389,680          $1,381,312
11/30/97          $1,333,434        $1,440,702        $1,394,544          $1,388,771
12/31/97          $1,349,969        $1,461,736        $1,411,697          $1,410,436
 1/31/98          $1,362,658        $1,476,792        $1,426,520          $1,423,553
 2/28/98          $1,361,296        $1,477,235        $1,427,803          $1,422,984
 3/31/98          $1,360,479        $1,478,565        $1,427,803          $1,424,264
 4/30/98          $1,352,724        $1,471,911        $1,419,522          $1,417,286
 5/31/98          $1,376,261        $1,495,167        $1,440,389          $1,439,537
 6/30/98          $1,380,666        $1,500,998        $1,444,422          $1,445,151
 7/31/98          $1,383,841        $1,504,751        $1,449,189          $1,447,752
 8/31/98          $1,408,889        $1,528,074        $1,471,216          $1,470,337
 9/30/98          $1,424,245        $1,547,175        $1,490,195          $1,487,099
10/31/98          $1,423,248        $1,547,175        $1,492,430          $1,484,274
11/30/98          $1,426,237        $1,552,591        $1,496,460          $1,488,133
12/31/98          $1,433,654        $1,556,472        $1,499,603          $1,491,407
 1/31/99          $1,452,435        $1,574,994        $1,521,497          $1,507,663
 2/28/99          $1,440,670        $1,568,064        $1,512,976          $1,498,768
 3/31/99          $1,439,517        $1,570,259        $1,512,371          $1,499,817
 4/30/99          $1,443,836        $1,574,185        $1,516,001          $1,503,267
 5/31/99          $1,432,430        $1,565,055        $1,508,572          $1,491,992
 6/30/99          $1,412,089        $1,542,518        $1,486,698          $1,468,419
 7/31/99          $1,420,985        $1,548,071        $1,496,808          $1,472,237
 8/31/99          $1,413,738        $1,535,686        $1,493,365          $1,453,834
 9/30/99          $1,412,183        $1,536,301        $1,498,891          $1,448,454
10/31/99          $1,400,603        $1,519,709        $1,492,595          $1,426,438
11/30/99          $1,413,629        $1,535,818        $1,503,491          $1,441,415
12/31/99          $1,405,712        $1,524,299        $1,497,477          $1,425,704
 1/31/00          $1,397,700        $1,517,744        $1,493,883          $1,413,443
 2/29/00          $1,411,817        $1,535,350        $1,500,008          $1,432,242
 3/31/00          $1,435,676        $1,568,974        $1,521,308          $1,464,324
 4/30/00          $1,428,498        $1,559,718        $1,515,679          $1,453,781
 5/31/00          $1,423,355        $1,551,607        $1,512,345          $1,445,058
 6/30/00          $1,459,224        $1,592,725        $1,546,070          $1,483,063
 7/31/00          $1,478,632        $1,614,863        $1,565,551          $1,503,974
 8/31/00          $1,499,480        $1,639,732        $1,586,059          $1,526,534
 9/30/00          $1,492,583        $1,631,206        $1,581,301          $1,516,306
10/31/00          $1,505,867        $1,648,986        $1,594,742          $1,532,531
11/30/00          $1,520,474        $1,661,518        $1,602,238          $1,542,799
12/31/00          $1,566,544        $1,702,558        $1,633,641          $1,583,683
 1/31/01          $1,581,583        $1,719,413        $1,661,413          $1,595,085
 2/28/01          $1,588,225        $1,724,915        $1,662,576          $1,602,423
 3/31/01          $1,603,314        $1,740,439        $1,676,043          $1,615,883
 4/30/01          $1,580,386        $1,721,643        $1,660,959          $1,597,785
 5/31/01          $1,597,138        $1,740,236        $1,679,894          $1,614,881
 6/30/01          $1,612,151        $1,751,896        $1,688,293          $1,629,738
 7/31/01          $1,631,981        $1,777,824        $1,709,397          $1,654,184
 8/31/01          $1,659,888        $1,807,158        $1,735,209          $1,680,321
 9/30/01          $1,647,605        $1,801,014        $1,734,688          $1,665,366
10/31/01          $1,675,614        $1,822,446        $1,752,209          $1,685,850
11/30/01          $1,650,145        $1,807,137        $1,732,759          $1,669,328
12/31/01          $1,632,653        $1,789,969        $1,718,550          $1,654,638
 1/31/02          $1,663,020        $1,820,936        $1,750,859          $1,682,105
 2/28/02          $1,684,473        $1,842,969        $1,773,795          $1,703,468
 3/31/02          $1,648,089        $1,806,847        $1,734,949          $1,672,976
 4/30/02          $1,686,324        $1,842,081        $1,777,629          $1,703,424
 5/31/02          $1,697,791        $1,853,317        $1,787,762          $1,713,985
 6/30/02          $1,716,128        $1,872,962        $1,809,036          $1,728,554
 7/31/02          $1,738,094        $1,897,124        $1,831,287          $1,750,334
 8/31/02          $1,756,552        $1,919,889        $1,854,178          $1,767,487

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/92, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Municipal Bond Index, Lehman 7-Year Municipal Bond Index, and Lipper New Jersey Municipal Debt Funds Index from August 31, 1992 to August 31, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

--------------------------------------------------------------------------------
JPMORGAN NEW YORK INTERMEDIATE
  TAX FREE INCOME FUND
As of August 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. The Fund also seeks to protect the value of your investment. The Fund had a total return of 4.99% (Select Shares) during the year ended August 31, 2002. This compares with the 6.03% return of its benchmark index, the Lehman NY Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund underperformed its benchmark during the period. Detracting from performance was the Fund's extreme underweight to the front end of the yield curve at the end of last year, which kept us from fully participating in the rally in short-term interest rates. Our position in high-quality issues and non-callable bonds increased total return.

Q: HOW WAS THE FUND MANAGED?
A: In terms of strategy, our portfolio management team extended the Fund's duration following September 11th, buying securities with four- to seven-year maturities because they looked most attractive going into year-end. Spreads widened on all New York issues after the events of September 11th. However, the Fund's exposure to the New York City credit was only 4.5% of assets, half of which was in two-year maturities. We purchased high-quality issues, such as those of local school districts and general obligation bonds in municipalities not directly affected by the terrorist attacks but which moved in synchrony with all New York credits. We increased weightings in municipal obligations issued by Puerto Rico because they are tax-exempt in all 50 states and offer tremendous liquidity.

During the spring, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance in anticipation of higher interest rates. The supply of New York issues was heavy so as spreads widened, we increased our weightings in New York bonds. We funded these purchases by reducing our holdings in out-of-state and Puerto Rico paper.

Q: WHAT IS THE OUTLOOK?
A: We believe that the economic recovery will take longer than previously expected. As long as interest rates remain at historic lows, we will continue to adhere to our strategy of maintaining a neutral duration position. When we see evidence of a sustained economic recovery, we will move to a shorter duration position. We also believe that credit spreads for lesser investment-grade bonds are historically tight and therefore we will continue to buy higher quality, more liquid names.

                                   (UNAUDITED)

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------
As of August 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
                          1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge  5.06%      6.89%      5.85%       5.87%
     With Sales Charge*    0.30%      5.26%      4.88%       5.38%
---------------------------------------------------------------------------------------------------------------------------
   Class B Shares

     Without CDSC          4.08%      6.44%      5.58%       5.74%
     With CDSC**         (0.92%)      5.55%      5.25%       5.74%
--------------------------------------------------------------------------------
   Institutional Shares    5.27%      7.01%      5.92%       5.91%
   Select Shares#          4.99%      6.92%      5.86%       5.88%
--------------------------------------------------------------------------------

TEN-YEAR PERFORMANCE (8/31/92 TO 8/31/02)

[CHART]

               JPMorgan New York
                    Intermediate                           Lipper New York
                        Tax Free              Lehman         Intermediate
                     Income Fund           Municipal       Municipal Debt
                 (Select Shares)          Bond Index        Funds Average
 8/31/92              $1,000,000          $1,000,000           $1,000,000
 9/30/92              $1,000,600          $1,006,500           $1,005,400
10/31/92                $986,792            $996,636             $997,256
11/30/92              $1,007,810          $1,014,476           $1,013,910
12/31/92              $1,021,315          $1,024,824           $1,023,036
 1/31/93              $1,033,673          $1,036,712           $1,033,880
 2/28/93              $1,070,678          $1,074,241           $1,064,069
 3/31/93              $1,061,149          $1,062,854           $1,053,748
 4/30/93              $1,071,867          $1,073,589           $1,061,861
 5/31/93              $1,077,012          $1,079,601           $1,065,790
 6/30/93              $1,091,013          $1,097,630           $1,079,432
 7/31/93              $1,091,559          $1,099,057           $1,079,325
 8/31/93              $1,112,953          $1,121,917           $1,098,105
 9/30/93              $1,125,307          $1,134,707           $1,107,988
10/31/93              $1,122,831          $1,136,863           $1,109,982
11/30/93              $1,118,677          $1,126,859           $1,101,546
12/31/93              $1,135,793          $1,150,635           $1,121,594
 1/31/94              $1,148,400          $1,163,753           $1,132,810
 2/28/94              $1,118,197          $1,133,611           $1,110,041
 3/31/94              $1,087,670          $1,087,473           $1,077,406
 4/30/94              $1,084,407          $1,096,717           $1,082,793
 5/31/94              $1,090,697          $1,106,258           $1,091,672
 6/30/94              $1,086,443          $1,099,510           $1,088,833
 7/31/94              $1,100,784          $1,119,631           $1,102,444
 8/31/94              $1,105,958          $1,123,550           $1,105,751
 9/30/94              $1,088,926          $1,107,034           $1,093,367
10/31/94              $1,071,721          $1,087,329           $1,079,918
11/30/94              $1,044,821          $1,067,648           $1,062,315
12/31/94              $1,069,165          $1,091,136           $1,079,525
 1/31/95              $1,088,624          $1,122,343           $1,097,445
 2/28/95              $1,121,283          $1,155,003           $1,123,125
 3/31/95              $1,131,262          $1,168,285           $1,131,212
 4/30/95              $1,138,163          $1,169,687           $1,133,927
 5/31/95              $1,169,690          $1,207,000           $1,160,461
 6/30/95              $1,158,344          $1,196,499           $1,157,443
 7/31/95              $1,170,275          $1,207,866           $1,167,860
 8/31/95              $1,180,573          $1,223,206           $1,180,590
 9/30/95              $1,187,657          $1,230,912           $1,184,250
10/31/95              $1,203,215          $1,248,761           $1,195,382
11/30/95              $1,222,226          $1,269,490           $1,207,575
12/31/95              $1,234,448          $1,281,677           $1,214,699
 1/31/96              $1,241,608          $1,291,418           $1,223,688
 2/29/96              $1,238,504          $1,282,636           $1,217,937
 3/31/96              $1,219,926          $1,266,218           $1,206,732
 4/30/96              $1,214,925          $1,262,673           $1,203,836
 5/31/96              $1,215,168          $1,262,168           $1,202,391
 6/30/96              $1,224,038          $1,275,926           $1,211,048
 7/31/96              $1,239,951          $1,287,537           $1,221,584
 8/31/96              $1,238,463          $1,287,279           $1,220,729
 9/30/96              $1,251,095          $1,305,301           $1,232,815
10/31/96              $1,263,731          $1,320,051           $1,243,540
11/30/96              $1,285,341          $1,344,208           $1,262,193
12/31/96              $1,273,002          $1,338,562           $1,257,775
 1/31/97              $1,277,330          $1,341,105           $1,259,914
 2/28/97              $1,288,315          $1,353,444           $1,269,615
 3/31/97              $1,274,015          $1,335,443           $1,256,919
 4/30/97              $1,283,825          $1,346,660           $1,264,209
 5/31/97              $1,300,899          $1,366,860           $1,280,012
 6/30/97              $1,312,217          $1,381,486           $1,291,916
 7/31/97              $1,345,941          $1,419,753           $1,321,242
 8/31/97              $1,331,540          $1,406,407           $1,310,937
 9/30/97              $1,344,855          $1,423,143           $1,323,784
10/31/97              $1,352,790          $1,432,252           $1,329,741
11/30/97              $1,360,501          $1,440,702           $1,334,794
12/31/97              $1,380,364          $1,461,736           $1,351,746
 1/31/98              $1,392,097          $1,476,792           $1,363,371
 2/28/98              $1,391,819          $1,477,235           $1,364,598
 3/31/98              $1,391,958          $1,478,565           $1,365,007
 4/30/98              $1,384,163          $1,471,911           $1,356,817
 5/31/98              $1,407,555          $1,495,167           $1,377,034
 6/30/98              $1,411,356          $1,500,998           $1,381,440
 7/31/98              $1,417,283          $1,504,751           $1,383,789
 8/31/98              $1,442,936          $1,528,074           $1,404,407
 9/30/98              $1,462,560          $1,547,175           $1,420,839
10/31/98              $1,458,611          $1,547,175           $1,420,554
11/30/98              $1,460,361          $1,552,591           $1,422,401
12/31/98              $1,469,416          $1,556,472           $1,428,091
 1/31/99              $1,489,694          $1,574,994           $1,444,799
 2/28/99              $1,478,968          $1,568,064           $1,436,564
 3/31/99              $1,476,897          $1,570,259           $1,434,984
 4/30/99              $1,480,737          $1,574,185           $1,438,715
 5/31/99              $1,470,224          $1,565,055           $1,430,082
 6/30/99              $1,444,936          $1,542,518           $1,409,203
 7/31/99              $1,455,051          $1,548,071           $1,415,827
 8/31/99              $1,448,503          $1,535,686           $1,409,455
 9/30/99              $1,450,386          $1,536,301           $1,410,301
10/31/99              $1,439,508          $1,519,709           $1,397,749
11/30/99              $1,453,471          $1,535,818           $1,410,888
12/31/99              $1,448,820          $1,524,299           $1,403,693
 1/31/00              $1,443,460          $1,517,744           $1,397,657
 2/29/00              $1,457,028          $1,535,350           $1,409,118
 3/31/00              $1,477,864          $1,568,974           $1,432,509
 4/30/00              $1,471,952          $1,559,718           $1,425,060
 5/31/00              $1,466,653          $1,551,607           $1,418,932
 6/30/00              $1,498,039          $1,592,725           $1,451,709
 7/31/00              $1,516,615          $1,614,863           $1,469,130
 8/31/00              $1,537,393          $1,639,732           $1,488,669
 9/30/00              $1,529,552          $1,631,206           $1,482,566
10/31/00              $1,543,930          $1,648,986           $1,496,354
11/30/00              $1,553,811          $1,661,518           $1,503,835
12/31/00              $1,592,656          $1,702,558           $1,538,273
 1/31/01              $1,611,609          $1,719,413           $1,556,579
 2/28/01              $1,614,510          $1,724,915           $1,558,602
 3/31/01              $1,626,780          $1,740,439           $1,571,695
4/30/01               $1,609,862          $1,721,643           $1,557,078
 5/31/01              $1,629,019          $1,740,236           $1,573,894
 6/30/01              $1,641,237          $1,751,896           $1,583,180
 7/31/01              $1,657,977          $1,777,824           $1,601,070
 8/31/01              $1,685,997          $1,807,158           $1,626,687
 9/30/01              $1,672,678          $1,801,014           $1,614,650
10/31/01              $1,691,412          $1,822,446           $1,629,666
11/30/01              $1,673,314          $1,807,137           $1,614,184
12/31/01              $1,658,588          $1,789,969           $1,601,594
 1/31/02              $1,689,106          $1,820,936           $1,627,700
 2/28/02              $1,709,713          $1,842,969           $1,648,209
 3/31/02              $1,675,348          $1,806,847           $1,616,893
 4/30/02              $1,710,866          $1,842,081           $1,648,099
 5/31/02              $1,713,774          $1,853,317           $1,655,021
 6/30/02              $1,733,140          $1,872,962           $1,670,909
 7/31/02              $1,752,898          $1,897,124           $1,688,620
 8/31/02              $1,770,233          $1,919,889           $1,706,013

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 8/31/92, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper New York Intermediate Municipal Debt Funds Average from August 31, 1992 to August 31, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman NYCompetitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

--------------------------------------------------------------------------------
JPMORGAN TAX FREE INCOME FUND
As of August 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 5.61% (Select Shares) during the year ended August 31, 2002. This compares with a 6.24% return for its benchmark index, the Lehman Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The Fund underperformed its benchmark during the period. Detracting slightly from performance was the Fund's high-credit quality of the securities in which the Fund invests, which ultimately resulted in a lower dividend yield. Our longer duration position after September 11, 2001 and greater weighting to non-call and high-quality bonds improved the portfolio's responsiveness to interest rate changes, benefiting performance.

Q: HOW WAS THE FUND MANAGED?
A: We extended duration after September 11th and increased the weighting in non-callable bonds. Moving into year-end, we shortened duration and concentrated purchases in highly liquid specialty state instruments. Specialty state instruments, which are issued by municipalities that have high tax rates, are very liquid and perform well in volatile markets. During the spring, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We took advantage of the heavy supply of New York issues and started to overweight that sector, funding those purchases by selling generic national paper where spreads have tightened.

Q: WHAT IS THE OUTLOOK?
A: We believe that the economic recovery will take longer than previously expected. As long as interest rates remain at historic lows, we will continue to adhere to our strategy of maintaining a neutral duration position. When we see evidence of a sustained economic recovery, we will move to a shorter duration position. We also believe that credit spreads for lesser investment-grade bonds are historically tight and therefore we will continue to buy higher quality, more liquid names. We expect to continue adding New York issues to the portfolio.

                                  (UNAUDITED)

JPMORGAN TAX FREE INCOME FUND
--------------------------------------------------------------------------------
As of August 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
                          1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge  5.64%      7.23%      5.95%       6.22%
     With Sales Charge*    0.88%      5.60%      4.98%       5.73%
--------------------------------------------------------------------------------
   Class B Shares
     Without CDSC          4.69%      6.80%      5.70%       6.09%
     With CDSC**         (0.31%)      5.91%      5.37%       6.09%
--------------------------------------------------------------------------------
   Select Shares#          5.61%      7.22%      5.95%       6.22%
--------------------------------------------------------------------------------

TEN-YEAR PERFORMANCE (8/31/92 TO 8/31/02)

[CHART]

          JPMorgan Tax Free            Lehman       Lipper General
                Income Fund         Municipal       Municipal Debt
            (Select Shares)        Bond Index          Funds Index
 8/92            $1,000,000        $1,000,000           $1,000,000
 9/92            $1,005,300        $1,006,500           $1,004,000
10/92              $993,236          $996,636             $986,330
11/92            $1,014,492        $1,014,476           $1,011,382
12/92            $1,024,637        $1,024,824           $1,024,126
 1/93            $1,038,059        $1,036,712           $1,036,210
 2/93            $1,070,135        $1,074,241           $1,077,763
 3/93            $1,066,604        $1,062,854           $1,065,368
 4/93            $1,073,643        $1,073,589           $1,076,661
 5/93            $1,079,012        $1,079,601           $1,082,367
 6/93            $1,092,715        $1,097,630           $1,101,417
 7/93            $1,093,917        $1,099,057           $1,100,756
 8/93            $1,113,498        $1,121,917           $1,125,523
 9/93            $1,130,646        $1,134,707           $1,138,467
10/93            $1,131,098        $1,136,863           $1,140,288
11/93            $1,123,859        $1,126,859           $1,128,771
12/93            $1,140,380        $1,150,635           $1,151,347
 1/94            $1,150,986        $1,163,753           $1,164,012
 2/94            $1,129,002        $1,133,611           $1,135,493
 3/94            $1,103,373        $1,087,473           $1,088,030
 4/94            $1,100,174        $1,096,717           $1,091,620
 5/94            $1,104,794        $1,106,258           $1,101,227
 6/94            $1,100,707        $1,099,510           $1,094,289
 7/94            $1,111,604        $1,119,631           $1,113,111
 8/94            $1,118,940        $1,123,550           $1,116,673
 9/94            $1,109,429        $1,107,034           $1,099,364
10/94            $1,093,564        $1,087,329           $1,078,366
11/94            $1,068,631        $1,067,648           $1,056,152
12/94            $1,096,843        $1,091,136           $1,081,816
 1/95            $1,121,522        $1,122,343           $1,114,704
 2/95            $1,147,205        $1,155,003           $1,147,922
 3/95            $1,159,365        $1,168,285           $1,158,483
 4/95            $1,167,829        $1,169,687           $1,158,483
 5/95            $1,192,119        $1,207,000           $1,195,438
 6/95            $1,184,847        $1,196,499           $1,182,049
 7/95            $1,194,445        $1,207,866           $1,189,733
 8/95            $1,202,209        $1,223,206           $1,203,296
 9/95            $1,206,176        $1,230,912           $1,210,876
10/95            $1,224,389        $1,248,761           $1,230,008
11/95            $1,239,816        $1,269,490           $1,254,485
12/95            $1,255,314        $1,281,677           $1,268,912
 1/96            $1,265,106        $1,291,418           $1,275,003
 2/96            $1,265,232        $1,282,636           $1,265,823
 3/96            $1,243,976        $1,266,218           $1,246,456
 4/96            $1,240,120        $1,262,673           $1,241,221
 5/96            $1,240,120        $1,262,168           $1,241,965
 6/96            $1,250,909        $1,275,926           $1,253,516
 7/96            $1,261,917        $1,287,537           $1,264,296
 8/96            $1,263,936        $1,287,279           $1,263,664
 9/96            $1,279,988        $1,305,301           $1,282,998
10/96            $1,294,964        $1,320,051           $1,297,239
11/96            $1,317,108        $1,344,208           $1,319,941
12/96            $1,306,571        $1,338,562           $1,314,397
 1/97            $1,306,571        $1,341,105           $1,314,265
 2/97            $1,316,893        $1,353,444           $1,325,831
 3/97            $1,300,168        $1,335,443           $1,309,523
 4/97            $1,312,780        $1,346,660           $1,320,785
 5/97            $1,331,684        $1,366,860           $1,339,804
 6/97            $1,344,202        $1,381,486           $1,355,614
 7/97            $1,384,393        $1,419,753           $1,396,283
 8/97            $1,369,719        $1,406,407           $1,380,365
 9/97            $1,386,566        $1,423,143           $1,397,758
10/97            $1,395,163        $1,432,252           $1,406,983
11/97            $1,403,534        $1,440,702           $1,415,003
12/97            $1,425,148        $1,461,736           $1,437,926
 1/98            $1,440,398        $1,476,792           $1,451,730
 2/98            $1,439,821        $1,477,235           $1,451,730
 3/98            $1,439,965        $1,478,565           $1,453,181
 4/98            $1,430,750        $1,471,911           $1,444,317
 5/98            $1,457,362        $1,495,167           $1,467,715
 6/98            $1,461,442        $1,500,998           $1,472,999
 7/98            $1,465,826        $1,504,751           $1,475,945
 8/98            $1,492,798        $1,528,074           $1,498,969
 9/98            $1,512,801        $1,547,175           $1,516,807
10/98            $1,508,112        $1,547,175           $1,511,347
11/98            $1,512,183        $1,552,591           $1,516,485
12/98            $1,517,627        $1,556,472           $1,519,215
 1/99            $1,538,115        $1,574,994           $1,535,774
 2/99            $1,527,964        $1,568,064           $1,527,174
 3/99            $1,525,519        $1,570,259           $1,527,785
 4/99            $1,532,079        $1,574,185           $1,532,063
 5/99            $1,520,128        $1,565,055           $1,521,185
 6/99            $1,493,678        $1,542,518           $1,497,150
 7/99            $1,498,159        $1,548,071           $1,499,845
 8/99            $1,483,477        $1,535,686           $1,481,997
 9/99            $1,480,510        $1,536,301           $1,478,144
10/99            $1,463,188        $1,519,709           $1,457,598
11/99            $1,478,991        $1,535,818           $1,471,445
12/99            $1,468,194        $1,524,299           $1,457,466
 1/00            $1,462,028        $1,517,744           $1,445,806
 2/00            $1,479,864        $1,535,350           $1,466,337
 3/00            $1,510,942        $1,568,974           $1,498,450
 4/00            $1,501,725        $1,559,718           $1,488,110
 5/00            $1,490,612        $1,551,607           $1,478,140
 6/00            $1,528,921        $1,592,725           $1,516,276
 7/00            $1,552,619        $1,614,863           $1,537,352
 8/00            $1,573,890        $1,639,732           $1,561,489
 9/00            $1,564,919        $1,631,206           $1,551,807
10/00            $1,581,351        $1,648,986           $1,567,946
11/00            $1,595,108        $1,661,518           $1,578,295
12/00            $1,639,612        $1,702,558           $1,619,015
 1/01            $1,650,925        $1,719,413           $1,631,157
 2/01            $1,659,180        $1,724,915           $1,638,824
 3/01            $1,670,794        $1,740,439           $1,652,590
 4/01            $1,640,887        $1,721,643           $1,629,454
 5/01            $1,660,249        $1,740,236           $1,648,029
 6/01            $1,674,195        $1,751,896           $1,661,708
 7/01            $1,698,639        $1,777,824           $1,687,963
 8/01            $1,731,083        $1,807,158           $1,718,346
 9/01            $1,721,042        $1,801,014           $1,704,256
10/01            $1,745,481        $1,822,446           $1,721,980
11/01            $1,722,092        $1,807,137           $1,704,416
12/01            $1,701,427        $1,789,969           $1,686,349
 1/02            $1,731,882        $1,820,936           $1,712,656
 2/02            $1,756,648        $1,842,969           $1,733,379
 3/02            $1,714,840        $1,806,847           $1,700,445
 4/02            $1,753,424        $1,842,081           $1,731,393
 5/02            $1,762,366        $1,853,317           $1,742,128
 6/02            $1,782,105        $1,872,962           $1,758,852
 7/02            $1,807,767        $1,897,124           $1,781,366
 8/02            $1,828,261        $1,919,889           $1,798,823

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/92, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from August 31, 1992 to August 31, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                  (UNAUDITED)

--------------------------------------------------------------------------------
JPMORGAN CALIFORNIA BOND FUND
Portfolio of Investments

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                         VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 94.6
-----------------------------------------------------------------------------------
             State and Municipal Obligations -- 94.6 %
             ----------------------------------------
             CALIFORNIA -- 78.8%
$   3,890    Anaheim Public Financing Authority, Convention
               Center Project, Ser. A, Rev., AMBAC, 5.50%,
               08/01/12                                                  $   4,496
    1,800    Bay Area Governments Association, Bay Area
               Rapid Transit, FTA Capital Grant, Ser. A, Rev.,
               AMBAC, 4.88%, 06/15/09                                        1,907
      250    Bell Community Redevelopment Agency, Tax
               Allocation, Bell Redevelopment Project Area, FSA,
               6.30%, 11/01/13                                                 268
    1,000    Beverly Hills Unified School District, Capital
               Appreciation, Ser. A, GO, 0.00%, 08/01/16                       529
      260    Burlingame Financing Authority, Rev., 4.75%,
               10/15/11                                                        285
      140    California Educational Facilities Authority,
               Dominican University, Rev., 4.85%, 12/01/06                     152
      750    California Educational Facilities Authority, Stanford
               University, Ser. P, Rev., 5.25%, 12/01/13                       862
    1,100    California Educational Facilities Authority,
               University of Southern California, Ser. A, Rev.,
               5.60%, 10/01/06                                               1,248
      130    California Housing Finance Agency, Home
               Mortgage, Single Family Housing, Ser. E, Rev.,
               MBIA, 5.30%, 08/01/20                                           130
    1,610    California Housing Finance Agency, Home
               Mortgage, Single Family Housing, Ser. I, Rev., MBIA,
               4.95%, 08/01/28                                               1,611
    2,500    California Infrastructure & Economic Development
               Bank, State Revolving Fund, Clean Water, Rev.,
               5.00%, 10/01/12                                               2,790
    1,460    California State Department of Water Resources,
               Central Valley Project, Ser. J-3, Rev., 7.00%,
               12/01/12                                                      1,866
      540    California State Department of Water Resources,
               Central Valley Project, Ser. J-3, Rev., ^, 7.00%,
               12/01/12                                                        698
    3,335    California State Department of Water Resources,
               Rev., 5.50%, 12/01/08                                         3,864
      665    California State Department of Water Resources,
               Rev., ^, 5.50%, 12/01/08                                        767
    4,759    California State University, California State
               Polytechnic University Pamona, Campus Energy
               Project, Tax Exempt Master Lease, Rev., 5.06%,
               03/15/14                                                      5,017
    1,850    California State, GO, MBIA-IBC, 6.25%, 10/01/19                 1,894
    1,900    California Statewide Communities Development
               Authority, Catholic Healthcare West, COP, 6.00%,
               07/01/09                                                      2,088
    4,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. C, Rev., 3.70%,
               11/01/29                                                      4,086

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                         VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
$     490    Carson Redevelopment Agency, Redevelopment
               Project Area No. 1, Tax Allocation, MBIA, 5.50%,
               10/01/14                                                   $    566
    1,000    Central Valley Financing Authority, Carson
               ICE-General Project, Rev., ^, 6.20%, 07/01/03                 1,061
      200    Coachella Valley Recreation & Park District,
               Improvement Bond Act of 1915, Reassessment
               District 1, Special Assessment, MBIA, 4.63%,
               09/02/10                                                        218
    1,500    Contra Costa Transportation Authority, Sales Tax,
               Ser. A, Rev., FGIC, 6.00%, 03/01/06                           1,695
    1,850    Contra Costa Water District, Ser. G, Rev., ^, MBIA,
               5.75%, 10/01/04                                               2,048
    2,500    Contra Costa Water District, Ser. K, Rev., FSA,
               5.50%, 10/01/11                                               2,893
    2,505    Corona Community Facilities District, Corona
               Facilities, No. 97-2, Eagle Glen, Special Tax, 5.75%,
               09/01/16                                                      2,571
    2,500    Duarte Redevelopment Agency, Single-Family
               Mortgage, Mortgage Backed Securities Program, Ser.
               A, Rev., ^, 6.88%, 11/01/11                                   3,213
    1,535    El Monte City School District, Ser. A, GO, FSA,
               6.25%, 05/01/20                                               1,756
      850    Eureka Union School District, GO, FSA, 5.25%,
               08/01/15                                                        936
      950    Eureka Union School District, GO, FSA, 5.25%,
               08/01/16                                                      1,037
    1,055    Eureka Union School District, GO, FSA, 5.25%,
               08/01/17                                                      1,142
    1,165    Eureka Union School District, GO, FSA, 5.25%,
               08/01/18                                                      1,256
    1,000    Fallbrook Union High School District, San Diego
               County, GO, FGIC, 5.38%, 09/01/12                             1,147
    1,000    Foothill Eastern Transportation Corridor Agency,
               California Toll Road, Senior Lien, Ser. A, Rev., ^,
               6.00%, 01/01/07                                               1,151
    1,000    Fremont-Newark Community College District, Ser.
               A, GO, MBIA, 5.50%, 08/01/13                                  1,123
      100    Fullerton University Foundation, Ser. A, Rev.,
               MBIA, 5.50%, 07/01/10                                           115
      100    Fullerton University Foundation, Ser. A, Rev.,
               MBIA, 5.50%, 07/01/11                                           114
      570    Golden West Schools Financing Authority, Ser. A,
               Rev., MBIA, 5.80%, 02/01/16                                     672
      710    Grant Joint Union High School District, GO, FSA,
               5.25%, 08/01/15                                                 782
      795    Grant Joint Union High School District, GO, FSA,
               5.25%, 08/01/16                                                 868
      890    Grant Joint Union High School District, GO, FSA,
               5.25%, 08/01/17                                                 963

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                         VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
$     990    Grant Joint Union High School District, GO, FSA,
               5.25%, 08/01/18                                            $  1,067
    1,000    Long Beach, California, Long Beach Harbor, Rev.,
               MBIA, 6.00%, 05/15/06                                         1,116
      500    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/11                                          575
    1,395    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/13                                        1,583
    1,000    Los Angeles County Community Facilities District
               No. 3, Improvement Area B, Special Tax, Ser. A,
               AMBAC, 5.63%, 09/01/14                                        1,126
    2,500    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Ser. B, Rev., FSA, 5.25%,
               07/01/11                                                      2,837
    1,000    Los Angeles County Public Works Financing
               Authority, Multiple Capital Facilities Project, Ser. B,
               Rev., AMBAC, 6.00%, 12/01/07                                  1,172
    1,000    Los Angeles Department of Water & Power, Electric
               Plant, Second Issue, Rev., 5.75%, 11/15/02                    1,009
    4,255    Los Angeles Harbor Department, Ser. A, Rev.,
               AMBAC, 5.50%, 08/01/05                                        4,668
      125    Los Angeles Unified School District, Ser. A, GO,
               FGIC, 6.00%, 07/01/15                                           150
    1,300    Los Angeles, California, American Academy of
               Dramatic Arts, COP, Ser. A, Adj., 4.70%, 11/01/30             1,387
      500    Los Angeles, California, Department of Water &
               Power Systems, Ser. A-A-1, Rev., 5.25%, 07/01/04                534
    5,110    Los Angeles, California, Sonnenblick Del Rio, West
               Los Angeles, COP, AMBAC, 6.13%, 11/01/15                      6,037
    1,000    Modesto Irrigation District Financing Authority, Ser.
               A, Rev., MBIA, 5.45%, 10/01/07                                1,135
    3,100    Nevada Union High School District, New Haven,
               GO, 12.00%, 08/01/18                                          5,701
    4,750    Northern California Power Agency,
               California-Oregon Transportation Project, Ser. A,
               Rev., MBIA, 7.00%, 05/01/13                                   5,992
    2,250    Northern California Power Agency, Public Power,
               Project No. 3, Rev., ^, AMBAC, 5.85%, 07/01/10                2,668
      560    Northern California Power Agency, Ser. A, Rev.,
               AMBAC, 5.80%, 07/01/09                                          655
    3,000    Oakland Joint Powers Financing Authority, Oakland
               Convention Centers, Rev., AMBAC, 5.50%,
               10/01/12                                                      3,474
    1,000    Orange County Local Transportation Authority,
               Sales Tax, Ser. A, Rev., MBIA, 5.25%, 02/15/05                1,085
    2,000    Orange County Public Financing Authority, Waste
               Management Systems, Rev., AMBAC, 5.75%,
               12/01/09                                                      2,311

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                         VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
$     600    Pacifica, California, Street Improvement Project,
               COP, AMBAC, 5.75%, 11/01/19                              $      664
    2,000    Pasadena, California, Old Pasadena Packing
               Facilities Project, COP, 6.25%, 01/01/18                      2,360
    2,490    Pittsburg Redevelopment Agency, Tax Allocation,
               Los Mendanos Community Development Project, Ser.
               A, MBIA, 5.25%, 08/01/15                                      2,806
      425    Port of Oakland, Ser. K, Rev., FGIC, 5.25%,
               11/01/07                                                        477
      360    Rancho Water District Financing Authority, Ser. A,
               Rev., FSA, 5.50%, 08/01/10                                      413
    1,210    Richmond, California, Taxable Limited Obligation
               Pension, Ser. A, GO, MBIA, 7.02%, 08/01/05                    1,361
       35    Richmond, California, Wastewater, Rev., FGIC,
               5.20%, 08/01/11                                                  39
    1,250    Riverside County Transportation Commission, Sales
               Tax, Ser. A, Rev., FGIC, 6.00%, 06/01/09                      1,471
    4,836    Riverside County, Rev., 5.93%, 08/11/15                         5,176
      250    Sacramento County Sanitation District, Financing
               Authority, Ser. A, Rev., 5.25%, 12/01/12                        280
      150    Sacramento County Sanitation District, Financing
               Authority, Ser. A, Rev., 5.75%, 12/01/10                        176
    1,200    Sacramento Regional County Sanitation District,
               GO, 5.00%, 08/01/04                                           1,280
      900    Sacramento, California, Public Facilities Project,
               COP, 6.00%, 07/01/12                                            920
    1,000    San Bernardino, California, Single-Family Mortgage,
               Mortgage Backed Securities, Ser. A, Rev., ^, 7.50%,
               05/01/23                                                      1,343
    3,325    San Diego County & School District, Ser. B, Rev.,
               TRAN, 3.00%, 07/31/03                                         3,374
    1,200    San Diego County Regional Transportation
               Commission, Sales Tax, Ser. A, Rev., AMBAC,
               6.00%, 04/01/06                                               1,359
    3,790    San Francisco Bay Area Transit Financing Authority,
               Bridge Toll Notes, Rev., 5.25%, 08/01/03                      3,914
    1,170    San Francisco City & County Airports Commission,
               International Airport, Issue 27-B, 2nd Ser., Rev.,
               FGIC, 5.25%, 05/01/13                                         1,297
    1,000    San Francisco City & County Airports Commission,
               Issue 15-B, 2nd Ser., Rev., FSA, 5.50%, 05/01/06               1,118
    1,240    San Jose Redevelopment Agency, Merged Area
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
               08/01/07                                                      1,441
    3,000    San Jose Redevelopment Agency, Merged Area
               Redevelopment Project, Tax Allocation, MBIA, 6.00%,
               08/01/15                                                      3,607
    4,000    San Marcos University Corp., Auxiliary
               Organization, Rev., 3.35%, 07/01/32                           4,000

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
--------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
$     585    San Mateo County Community College District,
               Election of 2001, Ser. A, GO, FGIC, 5.38%,
               09/01/19                                                     $     631
      250    San Mateo County Joint Powers Authority, Capital
               Projects Program, Rev., MBIA, 6.50%, 07/01/15                      313
    2,445    Santa Ana Financing Authority, Police Administration
               and Holding Facility, Ser. A, Rev., MBIA, 6.25%,
               07/01/24                                                         2,961
    1,000    Santa Clara County Financing Authority, Ser. A,
               Rev., AMBAC, 5.75%, 11/15/13                                     1,185
    2,605    South Bayside Waste Management Authority, Solid
               Waste System, Rev., AMBAC, 6.13%, 03/01/17                       2,991
    1,200    South Orange County Public Financing Authority,
               Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
               09/01/13                                                         1,277
    5,000    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/14                                                  5,735
    1,000    Turlock Irrigation District, Ser. A, Rev., MBIA,
               6.00%, 01/01/07                                                  1,143
    3,000    Tustin Unified School District, Community Facilities,
               Ser. 1997-1, BAN, 6.10%, 09/01/02                                3,000
    1,000    University of California, UC Medical Center, Rev.,
               AMBAC, 10.00%, 07/01/06                                          1,277
    4,000    Walnut Valley Unified School District, Ser. A, GO,
               MBIA, 7.20%, 02/01/16                                            5,089
                                                                            ----------
                                                                               172,645

             CONNECTICUT -- 1.2%
    2,040    Connecticut State, Residual Certificates, Ser. 529,
               GO, Inverse Floater, 9.24%, 12/15/09                             2,639

             MICHIGAN -- 1.0%
    2,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33                                                         2,172

             NEW YORK -- 3.8%
    7,500    New York City, New York, Ser. G, GO, 5.50%,
               08/01/09                                                         8,310

             PENNSYLVANIA -- 0.9%
    2,000    Clinton County IDA, Solid Waste Disposal,
               International Paper Co. Project, Ser. A, Rev., Adj.,
               3.70%, 09/01/22                                                  2,006

             PUERTO RICO -- 8.7%
    1,500    Puerto Rico Commonwealth, GO, ^, 6.45%,
               07/01/04                                                         1,656
      115    Puerto Rico Commonwealth, Public Improvement,
               GO, 5.00%, 07/01/07                                                126

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
----------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------
             PUERTO RICO -- CONTINUED
$   3,000    Puerto Rico Commonwealth, Public Improvement,
               GO, MBIA-IBC, 3.00%, 07/01/06                                $   3,007
    1,400    Puerto Rico Commonwealth, Public Improvement,
               GO, MBIA-IBC, 3.00%, 07/01/06                                    1,403
    3,000    Puerto Rico Electric Power Authority, Ser. BB, Rev.,
               MBIA, 6.00%, 07/01/11                                            3,574
    5,000    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               FSA, 5.25%, 07/01/12                                             5,658
      125    Puerto Rico Electric Power Authority, Ser. Z, Rev.,
               5.10%, 07/01/06                                                    136
    2,140    Puerto Rico Highway & Transport Authority, Ser. E,
               Rev., FSA, 5.50%, 07/01/11                                       2,463
      420    Puerto Rico Highway & Transportation Authority,
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15                            487
      500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 5.75%, 08/01/13                                               567
                                                                             --------
                                                                               19,077

             VIRGIN ISLANDS -- 0.2%
      375    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                           409
             ------------------------------------------------------------------------
             Total State and Municipal Obligations                            207,458
             (Cost $195,156)
-------------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 5.4%
-------------------------------------------------------------------------------------
             Municipal Securities -- 1.7%
             ----------------------------
             California -- 0.5%
    1,000    California Educational Facilities Authority,
               Claremont University Center, Ser. 1998-C, Rev.,
               FRDO, 2.55%, 05/01/03
               (Cost $1,000)                                                   1,005

SHARES

             MONEY MARKET FUND -- 4.9%
             ------------------------
   10,661    JPMorgan Tax Free Money Market Fund (a) +                        10,661
             (Cost $10,661)
-------------------------------------------------------------------------------------
             Total Short-Term Investments                                     11,666
             (Cost $11,661)
-------------------------------------------------------------------------------------
             Total Investments -- 100.0%                                     $218,924
             (Cost $206,817)
-------------------------------------------------------------------------------------

                      See notes to financial statements.

--------------------------------------------------------------------------------
JPMORGAN INTERMEDIATE TAX FREE
  INCOME FUND
Portfolio of Investments

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                       VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 96.0%
------------------------------------------------------------------------------------
              State and Municipal Obligations -- 96.0%
             ---------------------------------------
             ALABAMA -- 0.6%
$   8,485    Alabama Public School & College Authority, Capital
               Improvement, Ser. D, Rev., 5.25%, 08/01/05              $   9,237
    1,000    Shelby County Board of Education, Capital Outlay
               School Warrants, AMBAC, 5.70%, 02/01/09                     1,092
                                                                      ----------
                                                                          10,329

             ARIZONA -- 0.2%
    2,765    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09              3,042

             CALIFORNIA -- 7.4%
    5,000    Alameda County, COP, Ser. A, MBIA, 5.38%,
               12/01/10                                                    5,737
    1,500    Alameda Unified School District, Alameda County,
               GO, FSA, 5.50%, 07/01/10                                    1,724
    3,215    Alameda Unified School District, Alameda County,
               GO, FSA, 5.50%, 07/01/11                                    3,708
    3,390    Alameda Unified School District, Alameda County,
               GO, FSA, 5.50%, 07/01/12                                    3,913
    3,520    Anaheim Public Financing Authority, Convention
               Center Project, Ser. A, Rev., AMBAC, 5.50%,
               08/01/11                                                    4,065
    2,100    Anaheim Public Financing Authority, Convention
               Center Project, Ser. A, Rev., AMBAC, 5.25%,
               08/01/13                                                    2,356
    2,140    Bay Area Governments Association, Bay Area
               Rapid Transit, FTA Capital Grant, Ser. A, Rev.,
               AMBAC, 5.00%, 06/15/08                                      2,162
   35,000    Bay Area Governments Association, Bay Area
               Rapid Transit, FTA Capital Grant, Ser. A, Rev.,
               AMBAC, 4.88%, 06/15/09                                     37,083
    1,840    California State Department of Water Resources,
               Central Valley Project, Ser. J-1, Rev., 7.00%,
               12/01/12                                                    2,333
      680    California State Department of Water Resources,
               Central Valley Project, Ser. J-1, Rev., ^, 7.00%,
               12/01/12                                                      886
   10,765    California Statewide Communities Development
               Authority, Catholic Healthcare West, COP, 6.00%,
               07/01/09                                                   11,830
   10,435    Contra Costa Water District, Ser. K, Rev., FSA,
               5.50%, 10/01/14                                            11,884
    2,140    Long Beach Bond Finance Authority, North Long
               Beach Redevelopment Project, Tax Allocation, Ser. A,
               AMBAC, 5.00%, 08/01/12                                      2,385
    2,350    Long Beach Bond Finance Authority, North Long
               Beach Redevelopment Project, Tax Allocation, Ser. A,
               AMBAC, 5.25%, 08/01/13                                      2,636

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                   VALUE
---------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
$   2,475    Long Beach Bond Finance Authority, North Long
               Beach Redevelopment Project, Tax Allocation, Ser. A,
               AMBAC, 5.25%, 08/01/14                                  $   2,740
    2,745    Long Beach Bond Finance Authority, North Long
               Beach Redevelopment Project, Tax Allocation, Ser. A,
               AMBAC, 5.38%, 08/01/16                                      3,029
    2,905    Long Beach Bond Finance Authority, North Long
               Beach Redevelopment Project, Tax Allocation, Ser. A,
               AMBAC, 5.38%, 08/01/17                                      3,180
    5,000    Los Angeles County Public Works Financing
               Authority, Regional Park & Open Space District, Ser.
               A, Rev., ^, MBIA-IBC, 6.00%, 10/01/04                       5,560
    2,500    Los Angeles County Public Works Financing
               Authority, Ser. A, Rev., MBIA, 6.00%, 09/01/06              2,869
    5,000    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.38%, 01/01/12                                             5,691
    5,000    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/13                                             5,760
    1,100    Southern California Public Power Authority, Southern
               Transmission Project, Ser. B, Rev., FSA, 5.00%,
               07/01/11                                                    1,227
    2,250    Southern California Public Power Authority, Southern
               Transmission Project, Ser. B, Rev., FSA, 5.00%,
               07/01/12                                                    2,506
    1,399    Tulare County, Ser. G, Rev., 6.40%, 06/01/14                  1,399
    8,000    Tustin Unified School District, Community Facilities,
               Ser. 1997-1, BAN, 6.10%, 09/01/02                           8,001
                                                                     -----------
                                                                         134,664

             COLORADO -- 0.2%
    3,000    Eagle County School District No. RE- 50J, Eagle,
               Garfield & Routt Counties, GO, ^, FGIC, 6.13%,
               12/01/04                                                    3,357

             CONNECTICUT -- 2.5%
   19,405    Connecticut State, Residual Certificates,
               Ser. 529, GO, Inverse Floater, 9.24%, 12/15/09             25,097
    2,815    Connecticut State Special Tax, Transportation
               Infrastructure, Ser. A, Rev., TRAN, ^, 6.60%, 06/01/03      2,925
    4,735    Connnecticut State Special Tax, Transportation
               Infrastructure, Ser. A, Rev., TRAN, ^, FGIC,
               5.40%, 06/01/05                                             5,208
    7,240    Connecticut State, Ser. B, GO, ^,
               5.88%, 06/15/10                                             8,444
    3,905    Waterbury, Connecticut, Ser. A, GO, FSA,
               5.50%, 04/01/13                                             4,415
                                                                      ----------
                                                                          46,089

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------
             DELAWARE -- 0.2%
$   3,000    Delaware Transportation Authority, Motor Fuel Tax,
               Rev., AMBAC, 6.00%, 07/01/05                              $   3,318

             DISTRICT OF COLUMBIA -- 0.6%
      770    District of Columbia, Ser. A, GO, ^, MBIA-IBC,
               6.00%, 06/01/07                                               882
    2,450    District of Columbia, Ser. A, GO, MBIA-IBC, 6.00%,
               06/01/07                                                    2,783
    6,795    District of Columbia, Ser. C, GO, ^, FGIC, 5.25%,
               12/01/03                                                    7,115
                                                                        --------
                                                                          10,780

             FLORIDA -- 2.8%
    3,000    Coral Springs Improvement District, Water & Sewer,
               GO, MBIA, 6.00%, 06/01/10                                   3,457
    2,000    Dade County, Aviation, Ser. B, Rev., AMBAC,
               6.40%, 10/01/06                                             2,203
    1,495    Florida State Board of Education, Capital Outlay,
               Public Education, Ser. B, GO, 5.25%, 06/01/12               1,678
    2,000    Florida State Department of Corrections,
               Okeechobee Correctional, COP, AMBAC, 6.00%,
               03/01/08                                                    2,203
   10,250    Orlando Utilities Commission, Water & Electric,
               Ser. 1998-A-1, Rev., BAN, 3.25%, 09/01/03                  10,396
   30,000    Orlando Utilities Commission, Water & Electric,
               Ser. A, Adj., Rev., 4.10%, 10/01/23                        31,713
                                                                      ----------
                                                                          51,650

             GEORGIA -- 1.8%
    1,720    Forsyth County School District, GO, 5.00%,
               07/01/12                                                    1,898
    2,630    Fulton County School District, GO, 6.38%,
               05/01/14                                                    3,232
    1,250    Georgia Municipal Electric Authority, Power, Ser. A,
               Rev., 6.50%, 01/01/12                                       1,459
    5,000    Georgia Municipal Electric Authority, Power,
               Ser. DD, Rev., MBIA-IBC, 7.00%, 01/01/08                    5,960
    6,000    Georgia State, Ser. B, GO, 7.20%, 03/01/07                    7,116
    3,000    Georgia State, Ser. B, GO, 6.30%, 03/01/10                    3,556
    2,500    Gwinnette County School District, Ser. B, GO,
               6.40%, 02/01/08                                             2,911
    5,000    Metropolitan Atlanta Rapid Transportation Authority,
               Ser. P, Rev., AMBAC, 6.25%, 07/01/11                        5,996
                                                                       ---------
                                                                          32,128

             HAWAII -- 0.1%
    2,000    Honolulu City & County, Ser. A, GO, 7.35%,
               07/01/06                                                    2,352

             ILLINOIS -- 3.8%
   10,000    Chicago Metropolitan Water Reclamation District,
               Capital Improvement Bonds, GO, ^, 5.50%, 12/01/12           11,373

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                   VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             ILLINOIS -- CONTINUED
$  10,025    Chicago Metropolitan Water Reclamation District,
               GO, 5.50%, 12/01/09                                     $  11,394
    6,055    Chicago O'Hare International Airport, Passenger
               Facilities Charge, Ser. A, Rev., AMBAC, 5.38%,
               01/01/07                                                    6,626
    1,245    Chicago Park District, Harbor Facilities, Rev.,
               5.38%, 01/01/06                                             1,346
    1,500    Chicago, Metropolitan Water Reclamation District,
               Capital Improvement Bonds, GO, ^, 7.00%, 01/01/08           1,781
    3,000    Illinois Development Finance Authority, Industrial,
               Rev., 4.90%, 08/01/28                                       3,144
    1,665    Illinois Health Facilities Authority, Rev., 6.63%,
               02/15/12                                                    1,902
    3,770    Illinois Health Facilities Authority, Riverside Health
               Systems, Rev., 6.75%, 11/15/10                              4,390
    1,810    Illinois State, 1st Ser., GO, 5.25%, 08/01/05                 1,969
    2,565    Illinois State, 1st Ser., GO, 5.50%, 08/01/06                 2,846
    4,000    Illinois State, 1st Ser., GO, 5.50%, 08/01/07                 4,485
    7,500    Illinois State, 1st Ser., GO, MBIA, 5.50%,
             08/01/18                                                      8,172
    1,320    Illinois State, GO, 5.50%, 08/01/06                           1,428
    2,000    Illinois State, GO, MBIA, 5.25%, 06/01/10                     2,251
    1,380    Metropolitan Pier & Exposition Authority, Dedicated
               State Tax Fund, Ser. A, Rev., 8.50%, 06/15/06               1,672
    1,000    Regional Transportation Authority, Ser. B, GO,
               AMBAC, 6.40%, 06/01/12                                      1,206
    2,810    Regional Transportation Authority, Ser. D, Rev.,
               FGIC, 7.75%, 06/01/07                                       3,403
                                                                        --------
                                                                          69,388

             INDIANA -- 0.5%
    2,600    Indiana Municipal Power Agency, Power Supply
               Systems, Ser. B, Rev., MBIA, 5.63%, 01/01/05                2,805
    5,270    Indianapolis Local Public Improvement Bond Bank,
               Ser. B, Rev., 5.00%, 02/15/07                               5,446
                                                                        --------
                                                                           8,251

             IOWA -- 0.4%
    2,095    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/15                                             2,338
    2,385    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/16                                             2,655
    2,440    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/17                                             2,694
                                                                        --------
                                                                           7,687

             KENTUCKY -- 0.0%
       80    Owensboro, Kentucky, Electric Light & Power, Rev.,
               ^, 10.50%, 01/01/04                                            85

             LOUISIANA --  0.2%
    3,500    Lake Charles Harbor & Terminal District, Reynolds
               Metals Co. Project, Rev., 5.50%, 05/01/06                   3,500

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------
             MARYLAND -- 2.2%
$   3,335    Maryland State Stadium Authority, Lease,
               Convention Center Expansion, Rev., AMBAC, 5.75%,
               12/15/08                                                $   3,669
    3,535    Maryland State Stadium Authority, Lease,
               Convention Center Expansion, Rev., AMBAC, 5.80%,
               12/15/09                                                    3,893
    6,500    Maryland State Transportation Authority,
               Transportation Facilities Project, Special Obligation,
               Rev., 5.80%, 07/01/06                                       7,280
   15,640    Maryland State, State & Local Facilities Loan, 3rd
               Ser., GO, 5.80%, 10/15/08                                  17,087
    6,690    University System of Maryland, Auxiliary Facilities &
               Tuition, Ser. A, Rev., 5.00%, 04/01/09                      7,373
                                                                        --------
                                                                          39,302

             MASSACHUSETTS -- 5.0%
    5,000    Chelsea, Massachusetts, School Project Loan Act
               of 1948, GO, ^, AMBAC, 5.90%, 06/15/04                      5,475
    5,650    Massachusetts Bay Transportation Authority,
               General Transportation Systems, Ser. A, Rev.,
               7.00%, 03/01/08                                             6,754
    2,045    Massachusetts Bay Transportation Authority,
               General Transportation Systems, Ser. A, Rev., MBIA,
               5.50%, 03/01/14                                             2,329
    6,750    Massachusetts Health and Educational Facilities
               Authority, Harvard University, Ser. Z, Rev., 5.00%,
               01/15/07                                                    7,399
    3,000    Massachusetts Housing Finance Agency,
               Residential Development, Ser. C, Rev., 6.45%,
               05/15/04                                                    3,068
    1,495    Massachusetts State College Building Authority,
               Ser. A, Rev., 7.50%, 05/01/11                               1,908
   10,000    Massachusetts State Turnpike Authority, Ser. A,
               Rev., ^, 5.00%, 01/01/13                                   10,973
    9,500    Massachusetts State Water Pollution Abatement,
               MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15            10,832
    2,000    Massachusetts State Water Resources Authority,
               Ser. A, Rev., FSA, 5.50%, 08/01/13                          2,289
    3,000    Massachusetts State Water Resources Authority,
               Ser. C, Rev., FGIC, 5.25%, 12/01/15                         3,365
   10,000    Massachusetts State, CONS, Ser. C, GO, FGIC,
               5.50%, 11/01/14                                            11,451
   18,620    Massachusetts State, Federal Highway, Ser. A,
               Rev., GAN, FSA, 5.75%, 12/15/12                            21,325
    1,980    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/09             2,186
    1,000    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/10             1,104
                                                                        --------
                                                                          90,458

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                    VALUE
-----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------
             MICHIGAN -- 6.2%
$   3,910    Grand Rapids, Michigan, Water Supply, Rev.,
               FGIC, 5.75%, 01/01/13                                   $   4,433
   13,050    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. A, Rev., MBIA, 6.25%,
               11/15/15                                                   14,837
   10,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33                                                   10,858
    1,000    Michigan State Hospital Finance Authority, Edward
               W. Sparrow Hospital Obligation Group, Rev., 5.25%,
               11/15/07                                                    1,077
    3,000    Michigan State Hospital Finance Authority, Edward
               W. Sparrow Hospital Obligation Group, Rev., 5.25%,
               11/15/08                                                    3,217
    1,750    Michigan State Hospital Finance Authority, Edward
               W. Sparrow Hospital Obligation Group, Rev., 5.25%,
               11/15/09                                                    1,949
    3,570    Michigan State Hospital Finance Authority, Edward
               W. Sparrow Hospital Obligation Group, Rev., 5.25%,
               11/15/10                                                    3,818
    1,250    Michigan State Hospital Finance Authority, Edward
               W. Sparrow Hospital Obligation Group, Rev., 5.25%,
               11/15/11                                                    1,336
    2,905    Michigan State Hospital Finance Authority, Mercy
               Health Services, Ser. T, Rev., 5.75%, 08/15/04              3,085
    3,755    Michigan State Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 5.50%, 12/01/05                       4,081
    4,160    Michigan State Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 6.00%, 12/01/11                       4,693
    4,405    Michigan State Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 6.00%, 12/01/12                       4,920
   10,750    Michigan State Trunk Line, Ser. A, Rev., 5.25%,
               11/01/13                                                   12,018
    3,565    Michigan State Underground Storage Tank Financial
               Assurance Authority, Ser. I, Rev., AMBAC, 5.75%,
               05/01/10                                                    3,905
    5,000    Michigan State, Environmental Protection Program,
               GO, ^, 5.00%, 11/01/08                                      5,561
   16,000    Monroe County Economic Development Corp.,
               Limited Obligation, Detroit Edison Co., Ser. CC,
               Rev., Adj. AMBAC, 4.65%, 10/01/24                          17,075
   10,000    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. A, Rev., MBIA, 5.25%,
               12/01/06                                                   10,968
    3,780    Wayne Charter County, Detroit Metropolitan,
               Wayne Charter Airport, Ser. A, Rev., MBIA, 5.50%,
               12/01/07                                                    4,222
                                                                        --------
                                                                         112,053

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             MINNESOTA -- 0.8%
$   5,000    University of Minnesota, Ser. A, Rev., 5.75%,
               07/01/10                                                $   5,735
    8,000    University of Minnesota, Ser. A, Rev., 5.75%,
               07/01/15                                                    9,348
                                                                        --------
                                                                          15,083

             MISSISSIPPI -- 1.2%
    2,505    Mississippi Higher Education Assistance Corp.,
               Ser. B, Rev., 5.60%, 09/01/04                               2,565
    4,000    Mississippi State, Capital Improvements Issue,
               Ser. I, GO, ^, 5.50%, 11/01/06                              4,488
    2,000    Mississippi State, GO, 5.75%, 12/01/12                        2,331
   10,995    Mississippi State, GO, ^, 6.20%, 02/01/08                    12,519
                                                                        --------
                                                                          21,903

             MISSOURI -- 0.1%
    1,105    Missouri State Environmental Improvement &
               Energy Resources Authority, State Revolving Funds
               Program, Ser. B, Rev., 5.50%, 07/01/12                      1,270
    1,265    Missouri State Health & Educational Facilities
               Authority, University of Missouri, Columbia Arena
               Project, Rev., 5.00%, 11/01/11                              1,399
                                                                        --------
                                                                           2,669

             NEBRASKA -- 0.3%
    5,245    Nebhelp, Inc., Sub Ser. A-5B, Rev., MBIA, 6.20%,
               06/01/13                                                    5,805

             NEVADA -- 0.6%
    8,200    Clark County School District, Ser. A, GO, MBIA,
               7.00%, 06/01/11                                            10,159
    1,000    Nevada State, 6.75%, 07/01/03                                 1,017
                                                                        --------
                                                                          11,176

             NEW HAMPSHIRE -- 0.3%
    4,900    New Hampshire Higher Educational & Health
               Facilities Authority, Dartmouth College, Rev., 6.75%,
               06/01/07                                                    5,761

             NEW JERSEY -- 3.7%
    3,245    Elizabeth, New Jersey, GO, AMBAC, 6.25%,
               08/15/08                                                    3,644
    2,520    Hudson County, COP, MBIA, 6.00%, 06/01/10                     2,926
    5,050    New Jersey Economic Development Authority,
               Kapkowski Road Landfill, Ser. 1998-A, Rev., 6.38%,
               04/01/31                                                    6,188
      955    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A, Rev.,
               ^, MBIA, 5.80%, 07/01/04                                    1,046
    8,800    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A, Rev.,
               ^, MBIA, 5.80%, 07/01/04                                    9,640

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------
             NEW JERSEY -- CONTINUED
$     210    New Jersey State Turnpike Authority, Rev., ^,
               10.38%, 01/01/03                                        $     216
    3,750    New Jersey State Turnpike Authority, Rev., ^,
               5.70%, 05/01/13                                             4,233
    3,590    New Jersey State Turnpike Authority, Ser. G, Rev.,
               ^, 5.75%, 01/01/09                                          3,945
   10,000    New Jersey State, GO, 5.50%, 05/01/07                        11,190
    2,630    New Jersey Transportation Trust Fund Authority,
               Ser. B, Rev., ^, MBIA, 5.50%, 06/15/05                      2,929
    5,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.50%,
               06/15/07                                                    5,596
    3,660    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15                                                    4,263
    2,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/17                                                    2,322
    4,370    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., MBIA, 5.50%,
               06/15/09                                                    4,791
    2,910    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/08                                 3,488
                                                                        --------
                                                                          66,417

             NEW MEXICO -- 0.1%
    2,075    Gallup, New Mexico, PCR, Plains Electric
               Generation, Rev., MBIA, 6.40%, 08/15/05                     2,158

             NEW YORK -- 13.1%
    1,500    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/13                          1,721
    3,750    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.00%, 01/01/08+                    4,085
   22,630    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.50%, 07/01/17+                   25,607
    5,000    Metropolitan Transportation Authority, Service
               Contract, Ser. B, Rev., 5.25%, 07/01/06+                    5,498
    5,000    Metropolitan Transportation Authority, Service
               Contract, Ser. B, Rev., FGIC, 5.25%, 07/01/09               5,578
   24,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., Adj., 5.50%,
               11/01/26                                                   26,814
    7,460    New York City, New York, Ser. B, GO, FGIC,
               5.75%, 08/01/13                                             8,589
    6,070    New York City, New York, Ser. D, GO, MBIA-IBC,
               5.75%, 06/01/11                                             6,964
    5,000    New York City, New York, Ser. F, GO, MBIA-IBC,
               5.75%, 08/01/12                                             5,792

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                     VALUE
---------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
$  12,500    New York City, New York, Ser. G, GO, 5.50%,
               08/01/09                                                $  13,852
    3,000    New York City, New York, Ser. H, GO, FGIC,
               5.75%, 03/15/12                                             3,441
   10,000    New York Convention Center Operating Corp., Yale
               Building Acquisition Project, COP, 6.50%, 12/01/04         10,222
    2,920    New York State Dorm Authority, School Districts
               Financing Program, Ser. A, Rev., MBIA, 5.25%,
               10/01/06                                                    3,231
    6,035    New York State Dorm Authority, School Districts
               Financing Program, Ser. A, Rev., MBIA, 5.25%,
               10/01/07                                                    6,737
      770    New York State Dorm Authority, St. John's
               University, Rev., AMBAC, 6.70%, 07/01/04                      783
    4,025    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/13                                                    4,586
    1,500    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FSA, 5.50%,
               05/15/13                                                    1,709
   10,000    New York State Dorm Authority, State University of
               New York, Stoney Brook University, Rev., 3.92%,
               03/27/07                                                   10,272
    3,345    New York State Environmental Facilities Corp., New
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/13                                             3,747
    5,040    New York State Environmental Facilities Corp., New
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/16                                             5,542
    6,600    New York State Environmental Facilities Corp., New
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/16                                             7,230
    7,745    New York State Environmental Facilities Corp., New
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/17                                             8,452
    8,325    New York State Environmental Facilities Corp., New
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/18                                             9,022
    1,200    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. D, Rev.,
               6.55%, 03/15/08                                             1,217
    8,055    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 07/15/19                                             8,617

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
$   4,915    New York State Housing Finance Agency, Housing
               Project Mortgage, Ser. A, Rev., FSA, 5.40%,
               11/01/05                                                $   5,284
    4,000    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%,
               04/01/10                                                    4,446
      700    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. B, Rev., ^, FGIC, 6.00%,
               04/01/04                                                      764
    5,000    New York State Thruway Authority, Local
               Highway & Bridge, Service Contract, Rev.,
               5.10%, 04/01/08                                             5,491
   10,000    New York State Thruway Authority, Local
               Highway & Bridge, Service Contract, Rev.,
               5.20%, 04/01/09                                            10,924
    5,000    New York State, Ser. B, GO, 5.70%, 08/15/10                   5,486
    3,910    Port Authority of New York & New Jersey,
               Consolidated Bonds, 112th Ser., Rev., 5.00%,
               12/01/05                                                    4,209
    8,125    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.00%, 01/01/07                     8,848
      990    Westchester County IDA, Resource Recovery,
               Resco Co. Project, Ser. A, Rev., AMBAC, 5.60%,
               07/01/07                                                    1,061
                                                                        --------
                                                                         235,821

             NORTH CAROLINA -- 3.1%
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/11                                        2,307
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/12                                        2,327
    3,210    North Carolina Eastern Municipal Power Agency,
               Power Systems, Ser. B, Rev., MBIA-IBC, 6.13%,
               01/01/09                                                    3,712
    9,155    North Carolina Municipal Power Agency No. 1,
               Catawba, Rev., AMBAC, 6.00%, 01/01/08                      10,432
    3,000    North Carolina State, Prison Facilities, Ser. B, GO,
               4.50%, 06/01/05                                             3,063
    6,625    North Carolina State, Prison Facilities, Ser. C, GO,
               4.60%, 03/01/06                                             6,799
   10,410    North Carolina State, Public Improvement, Ser. A,
               GO, 5.00%, 09/01/04                                        11,100
    8,900    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06             9,699
    6,275    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07             6,930
                                                                        --------
                                                                          56,369

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                     VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             NORTH DAKOTA -- 0.6%
$  10,435    North Dakota State Housing Finance Agency,
               Housing Finance Program, Ser. C, Rev., 5.55%,
               01/01/31                                                $  10,803

             OHIO -- 3.5%
    8,690    Columbus, Ohio, Ser. 1, GO, 5.25%, 11/15/05                   9,554
    6,000    Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06                   6,738
    4,000    Montgomery County, Solid Waste, Rev., MBIA,
               5.50%, 11/01/10                                             4,378
    3,360    Ohio State Building Authority, Adult Correctional
               State Facilities, Ser. A, Rev., ^, MBIA, 5.75%,
               10/01/04                                                    3,676
    6,000    Ohio State Turnpike Commission, Ser. A, Rev., ^,
               MBIA, 5.40%, 02/15/06                                       6,713
   17,000    Ohio State Turnpike Commission, Ser. A, Rev., ^,
               MBIA, 5.50%, 02/15/06                                      19,075
    2,335    Ohio State Water Development Authority, Rev., ^,
               9.38%, 12/01/10                                             2,882
   10,000    Ohio State, Highway Capital Improvement, Ser. E,
               GO, 5.25%, 05/01/04                                        10,587
                                                                        --------
                                                                          63,603

             OREGON -- 1.2%
    7,500    Oregon State Department of Transportation,
               Highway User Tax, Ser. A, Rev., 5.50%, 11/15/17             8,292
    3,000    Oregon State Department of Transportation,
               Highway User Tax, Ser. A, Rev., 5.50%, 11/15/19             3,262
    5,300    Oregon State, State Board of Higher Education,
               Ser. A, GO, ^, 6.00%, 08/01/06                              6,093
    3,000    Washington County Union High School District
               No. 3, GO, ^, MBIA, 6.00%, 11/01/05                         3,363
                                                                        --------
                                                                          21,010

             PENNSYLVANIA -- 5.2%
    9,115    Carbon County IDA, Panther Creek Partners
               Project, Rev., 6.65%, 05/01/10                              9,899
    9,950    Clinton County IDA, Solid Waste Disposal,
               International Paper Co. Project, Ser. A, Rev., Adj.,
               3.70%, 09/01/22                                             9,979
   21,716    Pennsylvania Higher Education, 4.64%, 04/30/09               22,280
   15,000    Pennsylvania Housing Finance Agency, Single
               Family Housing, Ser. 73-A, Rev., 5.25%, 04/01/33            15,609
    7,000    Pennsylvania IDA, Economic Development, Rev.,
               AMBAC, 5.50%, 07/01/17                                      7,746
    2,800    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/06                     3,044
    2,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/07                     2,172

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                     VALUE
---------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
             PENNSYLVANIA -- CONTINUED
$   5,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 7.00%, 01/01/09                 $   5,285
    1,310    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Ser. A, Rev.,
               6.50%, 09/01/02                                             1,310
    7,645    Pennsylvania State University, Rev., 5.00%,
               03/01/07                                                    8,350
    3,500    Philadelphia Authority, IDR, Rev., 4.75%, 01/01/18            3,547
    4,555    Sayre Health Care Facilities Authority, Guthrie
               Health Issue, Ser. B, Rev., 5.30%, 12/01/12                 4,798
                                                                        --------
                                                                          94,019

             PUERTO RICO -- 2.7%
    7,495    Puerto Rico Commonwealth, GO, FGIC, 5.00%,
               07/01/06                                                    8,240
   10,000    Puerto Rico Commonwealth, GO, FGIC, 5.00%,
               07/01/07                                                   11,059
   10,000    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/08                                                   11,371
    5,500    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/09                                                    6,281
    4,800    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               FSA, 5.25%, 07/01/12                                        5,431
    5,355    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/08                               5,868
                                                                        --------
                                                                          48,250

             SOUTH CAROLINA -- 2.8%
   15,000    Piedmont Municipal Power Agency, Electric, Rev.,
               FGIC, 6.75%, 01/01/20                                      19,010
    1,000    Piedmont Municipal Power Agency, Electric, Rev.,
               MBIA, ^, 6.20%, 01/01/08                                    1,157
    5,500    South Carolina Jobs & Economic Development
               Authority, Hospital Facilities Improvement, Palmetto
               Health Alliance, Ser. A, Rev., 7.00%, 12/15/10              6,094
    3,000    South Carolina Jobs & Economic Development
               Authority, Hospital Facilities Improvement, Palmetto
               Health Alliance, Ser. A, Rev., 7.13%, 12/15/15              3,286
   10,000    South Carolina State, State School Facilities, Ser. A,
               GO, 5.00%, 01/01/05                                        10,680
   10,310    South Carolina State, State School Facilities, Ser. A,
               GO, 4.25%, 01/01/15                                        10,405
                                                                        --------
                                                                          50,632

             TENNESSEE -- 0.9%
    3,000    Knox County Health Educational & Housing
               Facilities Board, Hospital Facilities, Baptist Health
               Systems East, Rev., 6.38%, 04/15/22                         3,075
    3,500    Knox County, Public Improvement, GO, ^, 6.00%,
               05/01/13                                                    4,070

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             TENNESSEE -- CONTINUED
$   3,320    Knox County, Public Improvement, GO, ^, 6.00%,
               05/01/12                                                $   3,861
    5,335    Tennergy Corp., Gas, Rev., MBIA, 5.00%,
               06/01/09                                                    5,842
                                                                        --------
                                                                          16,848

             TEXAS -- 10.3%
    3,205    Alvin Indepedent School District, 3.58%, 02/15/22             3,287
    3,375    Alvin Indepedent School District, 3.58%, 02/15/23             3,461
    3,550    Alvin Indepedent School District, 4.00%, 02/15/24             3,674
    3,735    Alvin Indepedent School District, 4.00%, 02/15/25             3,866
    2,000    Austin Independent School District, Public Property
               Finance Contractual Obligation, GO, MBIA, 5.25%,
               02/01/08                                                    2,208
    5,255    Austin, Texas, Utility Systems, Rev., MBIA-IBC,
               5.80%, 11/15/06                                             5,932
   18,495    Beaumont Water & Sewer, Rev., 3.50%, 09/01/23                18,495
    1,305    Dallas County Flood Control District, GO, ^, 9.25%,
               04/01/08                                                    1,712
    6,200    Dallas, Texas, Civic Center, Improvement, Rev.,
               MBIA, 5.25%, 08/15/07                                       6,880
    4,000    Dallas, Texas, Waterworks & Sewer Systems,
               Ser. A, Rev., 5.00%, 10/01/07                               4,307
   12,485    Fort Worth Independent School District, Premium
               Capital Appreciation, GO, 0.00%, 02/15/06                  10,970
    3,000    Harris County Health Facilities Development
               Authority, Texas Children's Hospital Project, Rev., ^,
               5.50%, 10/01/19                                             3,353
    6,220    Harris County, GO, 5.88%, 10/01/07                            7,130
    4,240    Houston Area Water Corp., Northeast Water
               Purification Project, Rev., FGIC, 5.50%, 03/01/18            4,593
    3,020    Houston Area Water Corp., Northeast Water
               Purification Project, Rev., FGIC, 5.50%, 03/01/19            3,247
   11,135    Houston Independent School District, Capital
               Appreciation, GO, 0.00%, 08/15/13                           6,879
    8,675    Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                   9,694
    4,975    Houston, Texas, Water & Sewer Systems, Ser. B,
               Rev., MBIA-IBC, 6.40%, 12/01/09                             5,129
    5,000    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/16                                             2,647
    5,880    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/17                                             2,923
    1,520    Katy Independent School District, Ser. A, GO,
               5.00%, 02/15/11                                             1,664
    5,875    Lubbock Health Facilities Development Corp.,
               St. Joseph Health Systems, Rev., 5.25%, 07/01/11            6,234
    7,500    Pearland Independent School District, 4.27%,
               02/15/25                                                    7,812
    7,500    Pearland Independent School District, Unlimited Tax,
               4.27%, 02/15/24                                             7,708

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                   VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             TEXAS -- CONTINUED
$   6,000    Texas Department of Housing & Community
               Affairs, Single Family Housing, Ser. B, Rev., MBIA,
               5.35%, 03/01/33                                         $   6,332
      160    Texas Municipal Power Agency, Rev., ^, MBIA,
               0.00%, 09/01/13                                               102
   12,340    Texas Municipal Power Agency, Rev., MBIA, 0.00%,
               09/01/13                                                    7,568
   10,100    Texas Public Building Authority, Capital
               Appreciation, Rev., ^, MBIA, 0.00%, 08/01/06                9,096
    7,500    Texas State, Ser. A, GO, 6.00%, 10/01/09                      8,738
    1,320    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Rev., 6.20%, 07/15/05                    1,352
    4,700    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07            5,170
    3,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09            3,302
    1,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11            1,117
    3,175    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08            3,504
    7,385    Tomball Independent School District, Ser. B, 4.27%,
               02/15/26                                                    7,385
                                                                       --------
                                                                        187,471

             UTAH -- 0.4%
    3,800    Intermountain Power Agency, Power Supply, Ser. B,
               Rev., MBIA, 6.50%, 07/01/10                                 4,526
    2,850    Salt Lake City, Utah, GO, 5.50%, 06/15/11                     3,205
                                                                        --------
                                                                           7,731

             VERMONT -- 0.7%
    4,100    Burlington, Vermont, Electric, Ser. A, Rev., MBIA,
               6.38%, 07/01/09                                             4,824
    3,510    Vermont State, Ser. A, GO, ^, 6.40%, 01/15/05                 3,934
    3,510    Vermont State, Ser. A, GO, ^, 6.50%, 01/15/05                 3,942
                                                                        --------
                                                                          12,700

             VIRGIN ISLANDS -- 0.6%
    2,500    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                    2,724
    5,000    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Loan Notes, Ser. C, Rev., 5.50%, 10/01/06              5,433
    3,070    Virgin Islands Water & Power Authority, Electric
               Systems, Rev., 5.25%, 07/01/07                              3,327
                                                                        --------
                                                                          11,484

             VIRGINIA -- 2.4%
    5,515    Chesapeake Bay Bridge & Tunnel Commission,
               General Resolution, Rev., ^, FGIC, 5.75%, 07/01/05          6,189

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             VIRGINIA -- CONTINUED
$   2,560    Loudoun County, Public Improvement, Ser. C, GO,
               5.25%, 11/01/10                                         $   2,884
    7,060    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/05                                       7,779
    3,135    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/06                                       3,505
   20,355    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/08                                      23,062
                                                                        --------
                                                                          43,419

             WASHINGTON -- 4.3%
    6,000    Energy Northwest, Washington Electric, Columbia
               Generating, Ser. A, Rev., MBIA, 5.50%, 07/01/17             6,524
   34,000    Energy Northwest, Washington Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                38,183
    4,000    King County, Sewer, Ser. B, Rev., FSA, 5.25%,
               01/01/08                                                    4,381
   14,620    King County, Sewer, Ser. B, Rev., FSA, 5.50%,
               01/01/14                                                   16,138
    4,765    Lewis County Public Utility District No. 1, Cowlitz
               Falls Hydroelectric, Rev., 5.50%, 10/01/10                  5,038
      115    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. A, Rev., 7.25%, 07/01/06                  134
    1,885    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. A, Rev., ^, 7.25%, 07/01/06             2,209
    4,500    Washington State, Ser. B & AT-7, GO, 6.40%,
               06/01/17                                                    5,543
                                                                        --------
                                                                          78,150

             WISCONSIN -- 2.4%
    3,025    Milwaukee County, Corporate Purpose, Ser. A, GO,
               5.38%, 09/01/05                                             3,306
    2,350    Milwaukee County, Corporate Purpose, Ser. A, GO,
               5.63%, 09/01/10                                             2,642
    6,250    Wisconsin Health & Educational Facilities Authority,
               Ser. 1999-C, Rev., 5.70%, 05/01/14                          6,517
    6,250    Wisconsin Health & Educational Facilities Authority,
               Ser. 1999-D, Rev., 5.95%, 05/01/19                          6,651
    4,000    Wisconsin State, Clean Water, Ser. 1, Rev., ^,
               5.30%, 06/01/08                                             4,348
    1,000    Wisconsin State, GO, 6.25%, 05/01/12                          1,194
    2,775    Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                  3,061
    6,275    Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                  7,132
    4,450    Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                  4,958
    4,040    Wisconsin State, Transportation, Ser. A, Rev.,
               5.00%, 07/01/05                                             4,355
                                                                        --------
                                                                          44,164

                      See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                     VALUE
---------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------
             Total State and Municipal Obligations                   $1,741,879
             (Cost $1,630,644)
---------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS-- 4.0%
---------------------------------------------------------------------------------
             Municipal Securities -- 1.7%
             ----------------------------
             CALIFORNIA-- 0.1%
$     200    Irvine Ranch Water District, Capital Improvement              200
               Project, COP, FRDO, 1.50%, 09/03/02
      100    Irvine Ranch Water District, Improvement District             100
               No. 182, Ser. A, GO, FRDO, 1.50%, 09/03/02
      800    Irvine Ranch Water District, No. 102, 103, 105 &              800
               106, GO, FRDO, 1.55%, 09/03/02
      100    Regional Airports Improvement Corp., Los Angeles              100
               International Airport Terminal Facility, Rev., FRDO,
               1.78%, 09/03/02
                                                                       --------
                                                                         1,200

             MULTIPLE STATES -- 0.3%
    3,803    Puttable Floating Option Tax-Exempt Receipts,               3,803
               FLOATS, Ser. PPT-34, FRDO, #, 1.49%, 09/05/02

             NEW YORK -- 0.0%
      100    Port Authority of New York & New Jersey, Special             100
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 1.65%, 09/03/02

             -----------------------------------------------------------------
             Total Municipal Securities                                 5,103
             (Cost $5,103)
             -----------------------------------------------------------------

SHARES

             Money Market Fund -- 3.7%
             -------------------------
   66,630    JPMorgan Tax Free Money Market Fund (a) +                 66,630
             (Cost $66,630)
             ----------------------------------------------------------------
             Total Short-Term Investments                              71,733
             (Cost $71,733)
             ----------------------------------------------------------------
             Total Investments -- 100.0% $1,813,612 (Cost $1,702,377)
             ----------------------------------------------------------------

                      See notes to financial statements.

            --------------------------------------------------------------------
            JPMORGAN NEW JERSEY TAX FREE
              INCOME FUND
            Portfolio of Investments

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 90.6%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 90.6%
             CONNECTICUT -- 1.9%
   $1,225    Connecticut State, Residual Certificates, Ser. 529,
               GO, Inverse Floater, 9.24%, 12/15/09
               (Cost $1,488)                                          $ 1,584
             NEW JERSEY -- 75.5%
      395    Bayshore Regional Sewer Authority, Rev., MBIA,
               5.50%, 04/01/12                                            429
    1,000    Burlington County, Ser. A, GO, AMBAC, 5.00%,
               10/01/04                                                 1,070
      345    Cinnaminson Township School District, GO, FGIC,
               5.20%, 08/01/10                                            381
    1,225    Delaware River Port Authority, Pennsylvania & New
               Jersey, Port District Project, Ser. A, Rev., FSA,
               5.25%, 01/01/12                                          1,381
    1,700    Delaware River Port Authority, Pennsylvania & New
               Jersey, Port District Project, Ser. B, Rev., FSA,
               5.70%, 01/01/21                                          1,846
      100    Deptford Township Municipal Utilities Authority,
               Rev., AMBAC, 4.88%, 02/01/10                               109
      350    Deptford Township Municipal Utilities Authority,
               Rev., AMBAC, 5.25%, 02/01/14                               381
      360    East Orange, New Jersey, Water Utilities, GO,
               AMBAC, 5.50%, 06/15/05                                     394
      570    Edison Township, School District, GO, 6.50%,
               06/01/04                                                   617
    1,385    Ewing Township School District, School Bond
               Resource Fund, GO, FGIC, 5.30%, 08/01/09                 1,536
      900    Freehold Regional High School District, GO, FGIC,
               5.00%, 03/01/16                                            989
      130    Freehold Township Board of Education, GO, MBIA,
               5.00%, 02/15/11                                            143
      300    Galloway Township, GO, AMBAC, 5.00%, 11/01/06                331
      300    Galloway Township, GO, AMBAC, 5.00%, 11/01/10                332
      100    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.35%, 08/01/09            113
      220    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.55%, 08/01/12            248
      225    Gloucester County Improvement Authority, County
               Guaranteed, Ser. A, Rev., MBIA, 5.70%, 08/01/15            255
    1,140    Hamilton Township School District, Atlantic County,
               GO, FGIC, 5.88%, 12/15/07                                1,176
      120    Hawthorne, New Jersey, General Improvement, GO,
               FGIC, 5.00%, 10/01/10                                      132
      220    Hawthorne, New Jersey, General Improvement, GO,
               FGIC, 5.00%, 10/01/12                                      241
    1,720    Hillsborough Township School District, GO, FSA,
               5.38%, 10/01/14                                          1,969
      160    Howell Township, GO, MBIA, 5.00%, 01/01/09                   176
    2,685    Hudson County, COP, MBIA, 6.00%, 06/01/11                  3,143
    1,425    Hudson County, COP, MBIA, 7.00%, 12/01/12                  1,807

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
   $  500    Hunterdon Central Regional High School District,
               GO, ^, FSA, 5.40%, 05/01/05                            $   554
      300    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/08               335
      315    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/09               353
      330    Little Egg Harbor Municipal Utilities Authority, Water &
               Sewage, Ser. E, Rev., AMBAC, 5.25%, 07/01/10               369
      100    Long Hill Township, GO, 5.15%, 08/15/06                      110
      170    Long Hill Township, GO, 5.15%, 08/15/07                      189
      380    Lopatcong Township Board of Education, GO, ^,
               FSA, 5.63%, 07/15/10                                       438
      500    Lopatcong Township Board of Education, GO, ^,
               FSA, 5.70%, 07/15/10                                       579
      400    Lopatcong Township Board of Education, GO, ^,
               FSA, 5.70%, 07/15/10                                       463
       55    Lower Township, General Improvement, GO, FSA,
               4.25%, 07/15/11                                             58
      100    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.20%, 11/15/06                   111
      105    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.20%, 11/15/07                   118
       60    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/08                    68
      110    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/09                   124
      115    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/10                   128
      120    Mainland Regional High School District, School
               Board Resource Fund, GO, 5.25%, 11/15/11                   132
    1,460    Marlboro Township Board of Education, GO, FSA,
               5.00%, 07/15/06                                          1,600
      150    Middlesex County, General Improvement, GO,
               5.30%, 01/15/09                                            167
      585    Middletown Township Board of Education, GO, ^,
               MBIA, 5.80%, 08/01/07                                      669
    2,500    Middletown Township Board of Education, GO, ^,
               MBIA, 5.85%, 08/01/07                                    2,866
      100    Mount Laurel Township, GO, FSA, 5.30%, 10/01/10              111
      485    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A, Rev.,
               ^, MBIA, 5.80%, 07/01/04                                   531
    1,105    New Jersey Economic Development Authority,
               Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/11          1,235
    1,160    New Jersey Economic Development Authority,
               Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/12          1,285
    1,060    New Jersey Economic Development Authority, New
               Jersey Performing Arts Center Project, Ser. A, Rev.,
               AMBAC, 6.00%, 06/15/08                                   1,218
      300    New Jersey Health Care Facilities Financing
               Authority, St. Elizabeth Hospital Obligation Group,
               Rev., 6.00%, 07/01/14                                      303

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $   720    New Jersey State Educational Facilities Authority,
               Capital Improvement Fund, Ser. A, Rev., 5.00%,
               09/01/08                                               $   796
    2,545    New Jersey State Educational Facilities Authority,
               Drew University Issue, Ser. C, Rev., MBIA, 5.25%,
               07/01/13                                                 2,771
      225    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
               07/01/04                                                   232
    1,000    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28                                                 1,002
    1,000    New Jersey State Educational Facilities Authority,
               Princeton University, Ser. E, Rev., 5.25%, 07/01/13      1,102
    1,250    New Jersey State Educational Facilities Authority,
               Seton Hall University Project, Rev., AMBAC, 5.25%,
               07/01/13                                                 1,374
    2,085    New Jersey State Transit Corp., Federal
               Transportation Administration Grants, COP, Ser. B,
               AMBAC, 5.50%, 09/15/10                                   2,358
      300    New Jersey State Turnpike Authority, Rev., ^,
               6.75%, 01/01/09                                            338
      350    New Jersey State, Ser. D, GO, 8.00%, 02/15/07                425
      400    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.63%,
               06/15/14                                                   460
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/16                                                 1,162
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., ^, FSA,
               5.13%, 06/15/08                                          1,114
      215    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., ^, FSA,
               6.00%, 06/15/10                                            253
    1,000    New Jersey Wastewater Treatment Trust, Ser. D,
               Rev., MBIA, 7.00%, 07/01/10                              1,226
    1,570    North Bergen Township, GO, AMBAC, 5.00%,
               08/15/11                                                 1,690
    1,140    Northwest Bergen County Utilities Authority, Rev.,
               MBIA, 6.00%, 07/15/07                                    1,202
    1,500    Port Authority of New York & New Jersey,
               Consolidated Bonds, 93rd Ser., Rev., 6.13%,
               06/01/94                                                 1,738
    1,475    Port Authority of New York & New Jersey, Special
               Obligation, JFK International Airport Terminal, Ser. 6,
               Rev., MBIA, 6.25%, 12/01/08                              1,708
    2,755    Port Authority of New York & New Jersey, Special
               Obligation, JFK International Airport Terminal, Ser. 6,
               Rev., MBIA, 6.25%, 12/01/09                              3,212

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $   200    Rahway, New Jersey, COP, MBIA, 5.00%,
               02/15/06                                               $   217
      430    Rahway, New Jersey, COP, MBIA, 5.30%,
               02/15/11                                                   480
    1,105    Summit, New Jersey, School Board Resource Fund,
               GO, ^, 5.70%, 06/01/11                                   1,273
       35    Summit, New Jersey, School Board Resource Fund,
               GO, ^, 5.70%, 06/01/10                                      40
      135    Union County Improvement Authority, Plainfield
               Board of Education Project, Rev., FGIC, 6.25%,
               08/01/07                                                   157
    1,465    West New York, New Jersey, Improvement, GO,
               AMBAC, 4.75%, 08/15/05                                   1,580
    1,100    West Orange, New Jersey, GO, 5.45%, 02/15/15               1,200
                                                                     ----------
                                                                       62,423
             PUERTO RICO -- 11.8%
    1,375    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
               07/01/12                                                 1,708
      800    Puerto Rico Commonwealth, Public Improvement,
               GO, 5.00%, 07/01/06                                        870
      250    Puerto Rico Commonwealth, Public Improvement,
               Ser. A, GO, FGIC, 5.25%, 07/01/12                          285
    3,000    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/07                            3,287
    1,200    Puerto Rico Highway & Transportation Authority,
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15                  1,391
    1,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/05                1,076
    1,000    University of Puerto Rico, Ser. O, Rev., MBIA,
               5.75%, 06/01/17                                          1,133
                                                                     ----------
                                                                        9,750
             VIRGIN ISLANDS -- 1.4%
    1,155    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.50%,
               10/01/02                                                 1,158
             -------------------------------------------------------------------
             Total State and Municipal Obligations                     74,915
             (Cost $70,150)
             -------------------------------------------------------------------

--------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 9.4%
--------------------------------------------------------------------------------
   SHARES
             MONEY MARKET FUND -- 9.4%
    7,784    JPMorgan Tax Free Money Market Fund (a) +                  7,784
             (Cost $7,784)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                              $82,699
             (Cost $77,934)
--------------------------------------------------------------------------------

                       See notes to financial statements.

            --------------------------------------------------------------------
            JPMORGAN NEW YORK INTERMEDIATE
              TAX FREE INCOME FUND
            Portfolio of Investments

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 96.5%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 96.5%
             ARIZONA -- 0.6%
  $ 4,855    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09         $ 5,341

             CALIFORNIA -- 0.3%
    3,000    Tustin Unified School District, Community Facilities,
               Ser. 1997-1, BAN, 6.10%, 09/01/02                        3,000

             CONNECTICUT -- 1.6%
   10,605    Connecticut State, Residual Certificates, Ser. 529,
               GO, FRDO, 9.24%, 09/05/02                               13,716
             Illinois -- 0.4%
    3,000    Illinois Development Finance Authority, Riverside
               Health & Fitness Center Project, Ser. 1998-C, Rev.,
               5.20%, 08/01/28                                          3,172

             MARYLAND -- 0.8%
    3,500    Anne Arundel County, General Improvement, GO,
               5.25%, 08/01/08                                          3,929
    2,950    Howard County, Public Improvement Project,
               CONS, Ser. A, GO, 5.00%, 08/15/11                        3,283
                                                                      ---------
                                                                        7,212
             MICHIGAN -- 0.6%
    5,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33                                                 5,429

             MULTIPLE STATES -- 0.4%
    3,329    Koch Finance Tax Exempt Lease Trust, 5.21%,
               07/01/04                                                 3,434

             NEW HAMPSHIRE -- 0.0%
      250    Nashua, New Hampshire, Capital Improvement,
               Ser. A, GO, 5.50%, 07/15/10                                284

             NEW JERSEY -- 0.1%
      320    Fayetteville-Manlius Central School District, GO,
               FGIC, 5.00%, 06/15/12                                      354
      560    New Jersey State Transit Corp., Federal Transit
               Administration Grants, COP, Ser. B, AMBAC, 5.25%,
               09/15/05                                                   610
                                                                      ---------
                                                                          964
             NEW YORK -- 81.3%
    2,000    Albany County Airport Authority, Rev., FSA, 5.30%,
               12/15/15                                                 2,129
    1,120    Allegany County IDA, Alfred University, Civic
               Facilities, Rev., MBIA, 5.25%, 08/01/11                  1,232
    1,175    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. A, Rev., AMBAC, 5.50%,
               08/01/15                                                 1,323

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 1,000    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. B, Rev., AMBAC, 5.50%,
               08/01/15                                               $ 1,126
    1,290    Amherst IDA, Civic Facilities, Faculty-Student
               Housing Corp., Ser. B, Rev., AMBAC, 5.75%,
               08/01/15                                                 1,469
      150    Arkport Central School District, GO, FSA, 5.20%,
               06/15/09                                                   167
      500    Attica Central School District, GO, FSA, 5.00%,
               06/15/15                                                   558
    6,895    Babylon IDA, Civic Facilities, Winthrop S. Nassau
               University East, Inc. Project, Ser. A, Rev., AMBAC,
               6.63%, 08/01/19                                          7,967
    3,000    Babylon, New York, Waste Facilities, GO, FGIC,
               9.00%, 08/01/11                                          4,210
      420    Barker Central School District, GO, AMBAC, 5.13%,
               06/01/04                                                   445
    1,040    Beacon City School District, GO, MBIA, 5.50%,
               07/15/11                                                 1,204
      250    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/11                                            282
      100    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/12                                            112
      650    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/13                                            726
    1,660    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/13                                          1,902
    1,100    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/14                                          1,262
    1,660    Brockport Central School District, GO, FGIC,
               5.50%, 06/15/15                                          1,907
      710    Brockport Central School District, GO, FGIC,
               5.75%, 06/15/17                                            829
      500    Bronxville Union Free School District, GO, 5.25%,
               10/15/10                                                   561
    1,085    Brookhaven, New York, Public Improvement, GO,
               AMBAC, 5.30%, 11/15/11                                   1,222
    5,812    Buffalo, New York, State University of New York,
               5.50%, 01/01/07                                          6,304
      590    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.40%, 07/15/16                                  641
      305    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.50%, 07/15/17                                  331
      375    Burnt Hills-Ballston Lake Central School District,
               GO, FGIC, 5.50%, 07/15/18                                  405
    1,000    Canandaigua City School District, Ser. A, GO, FSA,
               5.38%, 04/01/15                                          1,114
      250    Chenango Forks Central School District, GO, FGIC,
               5.63%, 06/15/11                                            291
      850    Chenango Forks Central School District, GO, FGIC,
               5.70%, 06/15/12                                            993

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 4,200    City University of New York, John Jay College,
               COP, MBIA-IBC, 5.75%, 08/15/05                         $ 4,639
    1,655    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/13                   1,844
    1,730    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/14                   1,916
      175    Colonie, New York, Public Improvement, Ser. B,
               GO, 5.20%, 04/01/04                                        185
      565    Dutchess County, Public Improvement, GO, 5.00%,
               05/01/08                                                   621
    2,250    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/07                                    2,425
    2,300    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/08                                    2,474
    2,200    Eastport-South Manor Central School District, GO,
               FGIC, 4.63%, 06/15/09                                    2,378
    1,535    Erie County Water Authority, Improvement &
               Extension, Rev., ^, 5.75%, 12/01/08                      1,691
      885    Erie County, Public Improvement, GO, FGIC,
               6.00%, 01/15/05                                            908
      855    Erie County, Ser. B, GO, FGIC, 6.00%, 03/15/06               873
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/16                                                 1,151
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/17                                                 1,146
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/18                                                 1,137
    1,000    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/19                                                 1,074
      550    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/03                     563
      675    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/10                     721
    1,415    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/08                                          1,558
    1,480    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/09                                          1,633
    1,545    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/10                                          1,701
      320    Irvington Union Free School District, GO, FSA,
               5.00%, 04/01/12                                            350
      300    Irvington Union Free School District, GO, FSA,
               5.00%, 04/01/13                                            325
    1,070    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/12                                          1,177
    1,295    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/16                                          1,399
    1,460    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/17                                          1,566
    3,675    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.25%, 12/01/05                     4,036

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 3,000    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.50%, 12/01/08                   $ 3,394
    3,770    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., AMBAC, 5.50%, 12/01/11                     4,302
    5,000    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/12                       5,723
    2,225    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/13                       2,552
      160    Longwood Central School District at Middle Island,
               GO, FSA, 4.80%, 06/15/13                                   180
      525    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/14                                            589
      815    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/15                                            911
    1,090    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/09                                     1,243
    2,180    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/12                                     2,505
    2,485    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.40%, 06/15/13                                     2,860
    3,135    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.70%, 06/15/16                                     3,672
    3,325    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. A, Rev., ^, FSA, 5.25%, 07/01/11        3,790
    1,900    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. A, Rev., ^, MBIA, 6.10%, 07/01/08       2,233
      500    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. B, Rev., ^, MBIA, 6.10%, 07/01/09         593
    2,000    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., MBIA, 5.50%, 04/01/16                2,310
    5,500    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., MBIA, 6.25%, 04/01/11                6,657
    1,000    Metropolitan Transportation Authority, Ser. E, Rev.,
               MBIA, 5.50%, 11/15/12                                    1,149
    5,000    Metropolitan Transportation Authority, Service
               Contract, Rev., FGIC, 5.50%, 07/01/15                    5,724
      100    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.13%, 01/01/29                    100
   12,000    Metropolitan Transportation Authority, Service
               Contract, Ser. A, Rev., 5.75%, 07/01/16                 13,933
    4,485    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. A, Rev., ^, MBIA, 6.00%, 07/01/12       5,406
    1,300    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. B-1, Rev., ^, AMBAC, 5.50%,
               07/01/08                                                 1,487
      510    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. C, Rev., ^, FSA, 5.25%, 07/01/10          566
    2,000    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. K, Rev., ^, MBIA, 6.30%, 07/01/07       2,343
      550    Monroe County IDA, Public Improvement, Canal
               Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                  565
    1,230    Monroe County, Public Improvement, GO, 6.00%,
               03/01/12                                                 1,443
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/14                                                 1,183

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/18                                               $ 1,182
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/19                                                 1,177
       65    Monroe County, Public Improvement, GO, AMBAC,
               5.88%, 06/01/08                                             75
    1,030    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/15                                          1,103
      185    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/16                                            196
    1,065    Monroe County, Public Improvement, Ser. P, GO, ^,
               AMBAC, 5.88%, 06/01/08                                   1,237
    1,020    Monticello Central School District, GO, FGIC,
               5.63%, 06/15/06                                          1,137
    2,400    Municipal Assistance Corporation for the City of
               New York, Ser. E, Rev., 6.00%, 07/01/05                  2,655
    7,740    Municipal Assistance Corporation for the City of
               New York, Ser. E, Rev., 6.00%, 07/01/06                  8,727
      365    Municipal Assistance Corporation for the City of
               New York, Ser. G, Rev., 6.00%, 07/01/07                    417
    6,500    Municipal Assistance Corporation for the City of
               New York, Ser. G, Rev., 6.00%, 07/01/08                  7,445
    2,250    Municipal Assistance Corporation for the City of
               New York, Ser. O, Rev., 5.25%, 07/01/08                  2,504
    2,010    Nassau County IDA, Civic Facility, Hofstra
               University Project, Rev., MBIA, 5.00%, 07/01/03          2,069
    1,705    Nassau County IDA, Civic Facility, Hofstra
               University Project, Rev., MBIA, 5.00%, 07/01/06          1,861
    4,740    Nassau County IDA, Civic Facility, Hofstra
               University Project, Rev., MBIA, 5.25%, 07/01/09          5,282
    2,500    Nassau County, General Improvement, Ser. D, GO,
               FSA, 5.25%, 09/01/04                                     2,673
    1,725    Nassau County, General Improvement, Ser. Q, GO,
               FGIC, 5.20%, 08/01/12                                    1,847
    1,400    Nassau County, Ser. A, GO, FGIC, 5.50%,
               07/01/06                                                 1,551
    1,000    Nassau County, Ser. E, GO, 7.00%, 03/01/04                 1,061
    1,650    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/05                                     1,802
    1,800    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/07                                     1,998
      575    New Rochelle City School District, Ser. A, GO,
               FSA, 5.00%, 12/15/10                                       637
      380    New York City IDA, Civic Facilities, Mount St.
               Vincent College, Rev., 7.00%, 05/01/08                     397
    1,000    New York City IDA, Civic Facilities, New School for
               Social Research, Ser. A, Rev., MBIA, 5.75%,
               09/01/15                                                 1,104
    1,430    New York City IDA, Civic Facilities, New York
               Blood Center, Inc. Project, Rev., ^, 7.20%, 05/01/04     1,563
    1,380    New York City IDA, Civic Facilities, Polytechnic
               University Project, Rev., 5.00%, 11/01/04                1,460

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 1,435    New York City IDA, Civic Facilities, Polytechnic
               University Project, Rev., 5.13%, 11/01/06              $ 1,551
    1,500    New York City IDA, Civic Facilities, YMCA Greater
               New York Project, Rev., 5.80%, 08/01/16                  1,549
    3,010    New York City IDA, IDR, Brooklyn Navy Yard
               Cogen Partners Project, Rev., 6.20%, 10/01/22            3,260
    3,000    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., FGIC, 5.75%,
               06/15/31                                                 3,202
    6,415    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. D, Rev., 5.50%,
               06/15/10                                                 7,260
    1,000    New York City Transit Authority, Metropolitan
               Transportation Authority, Triborough, COP, Ser. A,
               AMBAC, 5.63%, 01/01/12                                   1,129
    2,480    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., 5.00%, 05/01/07        2,717
    1,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., ^, 5.75%,
               08/15/09                                                 1,175
    5,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., ^, 5.75%,
               08/15/09                                                 5,873
      520    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., 5.50%, 02/01/13          585
    4,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., 6.13%, 11/15/14        4,759
    3,380    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. B, Rev., ^, 5.50%,
               02/01/11                                                 3,894
    2,000    New York City Trust for Cultural Resources,
               Educational Broadcasting Corp., Ser. 1999, Rev.,
               4.60%, 01/01/04                                          2,059
    1,550    New York City Trust for Cultural Resources,
               Museum of Modern Art, Ser. A, Rev., ^, AMBAC,
               5.40%, 01/01/03                                          1,598
    1,000    New York City, New York, Ser. A, GO, 6.25%,
               08/01/03                                                 1,019
      135    New York City, New York, Ser. A, GO, ^, 6.38%,
               09/18/02                                                   137
    5,000    New York City, New York, Ser. B, GO, FGIC,
               5.75%, 08/01/13                                          5,756
      810    New York City, New York, Ser. F, GO, 5.25%,
               08/01/05                                                   873
    2,000    New York City, New York, Ser. F, GO, 5.75%,
               02/01/12                                                 2,144
      200    New York City, New York, Ser. F, GO, 8.25%,
               11/15/02                                                   203
    5,920    New York City, New York, Ser. F, GO, MBIA-IBC,
               5.75%, 08/01/11                                          6,807
    5,000    New York City, New York, Ser. G, GO, 5.50%,
               08/01/09                                                 5,541
    1,250    New York City, New York, Ser. G, GO, 5.75%,
               02/01/04                                                 1,316

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
 $    750    New York City, New York, Ser. G, GO, AMBAC,
               5.75%, 02/01/06                                        $   828
       40    New York City, New York, Ser. H, GO, ^, 7.00%,
               09/18/02                                                    41
    7,000    New York City, New York, Sub Ser. A-1, GO,
               5.75%, 08/01/14                                          7,362
   11,000    New York Convention Center Operating Corp., Yale
               Building Acquisition Project, COP, 6.50%, 12/01/04      11,244
    9,000    New York Local Government Assistance Corp.,
               Ser. A, Rev., ^, 5.90%, 04/01/05                        10,103
    2,000    New York Local Government Assistance Corp.,
               Ser. E, Rev., FSA, 6.00%, 04/01/14                       2,373
    2,085    New York Mortgage Agency, Home Owner
               Mortgage, Ser. 94, Rev., 5.35%, 04/01/23                 2,194
      825    New York Municipal Bond Bank Agency, Special
               Program, Ser. A, Rev., 6.88%, 03/15/06                     837
      125    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 4.85%, 07/01/13                                135
      165    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 4.95%, 07/01/14                                177
      230    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 5.00%, 07/01/15                                245
    1,545    New York State Dorm Authority, Child Care
               Facilities, Service Contract, Ser. A, Rev., 5.38%,
               04/01/13                                                 1,720
    1,000    New York State Dorm Authority, City University
               System, 3rd Generation Reserve, CONS, Ser. 1,
               Rev., AMBAC, 5.25%, 07/01/08                             1,077
    2,500    New York State Dorm Authority, City University
               System, 3rd Generation Reserve, Rev., FSA, 5.38%,
               07/01/13                                                 2,713
    1,115    New York State Dorm Authority, City University
               System, 3rd Generation Reserve, Ser. 2, Rev.,
               6.00%, 07/01/06                                          1,256
    3,565    New York State Dorm Authority, City University
               System, CONS, Ser. A, Rev., FSA, 5.75%,
               07/01/13                                                 4,145
    1,000    New York State Dorm Authority, City University
               System, CONS, Ser. B, Rev., 6.00%, 07/01/14              1,184
    2,000    New York State Dorm Authority, City University
               System, CONS, Ser. B, Rev., FGIC, 5.75%,
               07/01/07                                                 2,267
    2,280    New York State Dorm Authority, Columbia
               University, Rev., 5.25%, 07/01/07 +                      2,542
    3,375    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.00%, 07/01/10                3,731
    4,160    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/11                4,690
    2,000    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/12                2,253
    1,545    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/13                1,724
    2,880    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/14                3,191
    1,145    New York State Dorm Authority, Columbia
               University, Ser. A, Rev., 5.25%, 07/01/16                1,252

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 3,745    New York State Dorm Authority, Concord Nursing
               Home, Inc., Rev., 6.25%, 07/01/16 +                    $ 4,112
      480    New York State Dorm Authority, FHA Insured
               Nursing Home, Ser. A, Rev., MBIA, 5.50%,
               08/01/20                                                   503
    1,160    New York State Dorm Authority, Lenox Hill Hospital
               Obligation Group, Rev., 5.00%, 07/01/05                  1,231
    1,000    New York State Dorm Authority, Lenox Hill Hospital
               Obligation Group, Rev., 5.00%, 07/01/06                  1,068
    1,330    New York State Dorm Authority, Lenox Hill Hospital
               Obligation Group, Rev., 5.00%, 07/01/07                  1,421
    1,000    New York State Dorm Authority, Lenox Hill Hospital
               Obligation Group, Rev., 5.25%, 07/01/08                  1,086
      320    New York State Dorm Authority, Long Island
               University, Rev., 5.00%, 09/01/12 +                        345
    1,020    New York State Dorm Authority, Long Island
               University, Rev., 5.13%, 09/01/10 +                      1,116
    1,000    New York State Dorm Authority, Long Island
               University, Rev., 5.25%, 09/01/11 +                      1,103
    2,055    New York State Dorm Authority, Manhattan College,
               Rev., 5.50%, 07/01/09                                    2,310
    1,770    New York State Dorm Authority, Manhattan College,
               Rev., 5.50%, 07/01/10                                    1,990
    1,295    New York State Dorm Authority, Master Boces
               Program, Ser. A, Rev., FSA, 1, 5.00%, 08/15/11           1,427
    1,000    New York State Dorm Authority, Memorial Sloan
               Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/09                                                 1,128
    1,000    New York State Dorm Authority, Memorial Sloan
               Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/23                                                 1,096
      475    New York State Dorm Authority, Memorial Sloan
               Kettering Cancer Center, Rev., MBIA, 5.75%,
               07/01/19                                                   550
    2,340    New York State Dorm Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev.,
               6.00%, 08/15/16                                          2,767
      465    New York State Dorm Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev., MBIA,
               5.50%, 02/15/12                                            518
    1,665    New York State Dorm Authority, Mental Health
               Services Facilities Improvement, Ser. B, Rev., MBIA,
               5.60%, 08/15/13                                          1,857
      835    New York State Dorm Authority, Municipal Health
               Facilities Improvement Program, Ser. 1, Rev., FSA,
               5.00%, 01/15/05                                            892
    2,750    New York State Dorm Authority, Municipal Health
               Facilities Improvement Program, Ser. 1, Rev., FSA,
               5.00%, 01/15/06                                          2,973
    2,880    New York State Dorm Authority, Municipal Health
               Facilities Improvement Program, Ser. 1, Rev., FSA,
               5.00%, 01/15/07                                          3,141

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
 $  1,000    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/14       $ 1,146
    1,925    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/16         2,187
    1,455    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/18         1,639
    3,150    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/23         3,469
    1,820    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/24         1,989
    2,480    New York State Dorm Authority, New York
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/25         2,723
    8,360    New York State Dorm Authority, New York
               University, Ser. A, Rev., AMBAC, 5.75%, 07/01/13         9,720
    2,000    New York State Dorm Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/09          2,289
    1,000    New York State Dorm Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/15          1,167
    3,500    New York State Dorm Authority, New York
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/16          4,068
    2,530    New York State Dorm Authority, North Shore
               University Hospital, Rev., MBIA, 5.50%, 11/01/10         2,866
    3,450    New York State Dorm Authority, Pratt Institute,
               Rev., 6.25%, 07/01/14                                    3,964
    4,000    New York State Dorm Authority, Rochester Institute
               of Technology, Rev., MBIA, 5.30%, 07/01/17               4,198
    2,015    New York State Dorm Authority, Rockefeller
               University, Rev., 5.00%, 07/01/12                        2,171
    1,000    New York State Dorm Authority, School Districts
               Financing Program, Ser. A, Rev., MBIA, 5.00%,
               10/01/05                                                 1,087
    1,250    New York State Dorm Authority, School Districts
               Financing Program, Ser. A, Rev., MBIA, 5.25%,
               10/01/09                                                 1,398
    3,855    New York State Dorm Authority, School Districts
               Financing Program, Ser. A, Rev., MBIA, 5.25%,
               10/01/10                                                 4,309
    1,055    New York State Dorm Authority, School Districts
               Financing Program, Ser. C, Rev., MBIA, 5.50%,
               10/01/11                                                 1,204
    2,010    New York State Dorm Authority, School Districts
               Financing Program, Ser. C, Rev., MBIA, 5.50%,
               10/01/12                                                 2,302
    1,670    New York State Dorm Authority, School Districts
               Financing Program, Ser. C, Rev., MBIA, 5.50%,
               10/01/13                                                 1,892
    1,240    New York State Dorm Authority, School Districts
               Financing Program, Ser. C, Rev., MBIA, 5.50%,
               10/01/14                                                 1,394
    1,575    New York State Dorm Authority, Ser. C, Rev.,
               7.38%, 05/15/10                                          1,906
      425    New York State Dorm Authority, Ser. C, Rev., ^,
               7.38%, 05/15/09                                            533
    1,105    New York State Dorm Authority, Special Act School
               Districts Program, Rev., MBIA, 5.30%, 07/01/11           1,223

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
 $  2,065    New York State Dorm Authority, State Service
               Contract, Albany County, Rev., 5.25%, 04/01/12 +       $ 2,233
      340    New York State Dorm Authority, State Service
               Contract, Albany County, Rev., 5.50%, 04/01/08 +           380
    1,380    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/06                                                 1,527
    6,500    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/13                                                 7,406
    5,000    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., MBIA-IBC,
               5.25%, 05/15/15                                          5,584
   35,060    New York State Dorm Authority, State University of
               New York, Stony Brook University, Rev., 3.92%,
               03/27/07                                                36,016
   10,000    New York State Dorm Authority, The City
               University of New York, CONS, Rev., AMBAC,
               5.75%, 07/01/13                                         11,627
    1,545    New York State Dorm Authority, The City
               University of New York, Special Obligation, Ser. D,
               MBIA-IBC, 5.75%, 07/01/06                                1,729
    1,210    New York State Dorm Authority, University of
               Rochester, Ser. A, Rev., 6.50%, 07/01/06                 1,382
      500    New York State Dormitory Authority, State
               University Educational Facilities, Ser. A, Rev.,
               6.50%, 05/15/06                                            570
    5,000    New York State Energy Research & Development
               Authority, PCR, New York State Electric and Gas
               Corp., Ser. E, Rev., MBIA, 5.90%, 12/01/06               5,684
    3,410    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/11                                                 3,956
    5,030    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/12                                                 5,867
    1,590    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., ^, 5.75%,
               06/15/11                                                 1,871
    2,170    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Rev., ^, 5.75%,
               06/15/12                                                 2,569
    5,415    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. E, Rev.,
               MBIA, 6.00%, 06/15/12                                    6,427
    5,110    New York State Environmental Facilities Corp.,
               State Revolving Funds, Clean Water & Drinking,
               Pooled Loan Program, Ser. B, Rev., 5.70%,
               07/15/14                                                 5,718
      900    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                   906

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
   $  285    New York State Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., 6.95%,
               08/15/12                                               $   291
    1,550    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., ^, 8.00%,
               05/01/11                                                 1,989
      420    New York State Medical Care Facilities Finance
               Agency, FHA Insured Mortgage Project, St. Charles
               Memorial Hospital, Ser. F, Rev., ^, 6.20%, 08/15/05         471
    2,100    New York State Medical Care Facilities Finance
               Agency, New York Hospital FHA Insured Mortgage,
               Ser. A, Rev., ^, AMBAC, 6.80%, 02/15/05                  2,392
    2,000    New York State Power Authority, General Purpose,
               Ser. W, Rev., ^, 6.63%, 01/01/03 @                       2,035
    2,000    New York State Power Authority, Rev., 5.00%,
               11/15/06                                                 2,201
    1,300    New York State Power Authority, Rev., 5.50%,
               11/15/07                                                 1,471
    1,595    New York State Thruway Authority, Capital
               Appreciation, Special Obligation, Ser. A, Rev., 0.00%,
               01/01/04                                                 1,551
    5,000    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%,
               04/01/08                                                 5,540
    1,435    New York State Thruway Authority, Highway &
               Bridge Trust Fund, Ser. B-1, Rev., ^, FGIC, 5.60%,
               04/10/10                                                 1,666
      735    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 5.25%, 04/01/14            797
    6,315    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., 6.00%, 04/01/11          7,163
    5,000    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., ^, MBIA, 5.63%,
               04/01/09                                                 5,796
    2,890    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Rev., MBIA, 5.50%,
               04/01/10                                                 3,260
    5,930    New York State Thruway Authority, Local Highway &
               Bridge, Service Contract, Ser. A-2, Rev., MBIA,
               5.38%, 04/01/10                                          6,520
    1,490    New York State Urban Development Corp.,
               Community Enhancement Facilities, Ser. A, Rev.,
               5.00%, 04/01/03                                          1,521
    3,045    New York State Urban Development Corp.,
               Correctional Capital Facilities, Ser. A, Rev., FSA,
               5.25%, 01/01/14                                          3,405
      250    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.60%,
               04/01/11                                                   283
       95    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.88%,
               04/01/14                                                   107

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
 $  1,000    New York State, GO, 2.75%, 07/01/04                      $ 1,019
    3,000    New York State, GO, 6.00%, 03/01/07                        3,399
    2,000    Niagara Falls Bridge Commission, Tolls, Ser. B,
               Rev., FGIC, 5.25%, 10/01/15                              2,239
      415    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/02                                      418
      330    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/04                                      351
      200    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/05                                      215
    1,045    Oneida County, GO, FGIC, 5.50%, 03/15/11                   1,189
    1,000    Oneida-Herkimer Solid Waste Management
               Authority, Solid Waste Systems, Rev., FSA, 5.50%,
               04/01/11                                                 1,135
    1,230    Onondaga County, GO, 5.25%, 05/15/13                       1,394
    1,280    Onondaga County, GO, 5.25%, 05/15/14                       1,447
    1,335    Onondaga County, GO, 5.25%, 05/15/15                       1,498
      785    Onondaga County, GO, 5.25%, 05/15/16                         877
    2,500    Onondaga County, Ser. A, GO, 5.00%, 05/01/12               2,761
      495    Onondaga County, Ser. A, GO, 5.25%, 05/15/13                 550
      495    Onondaga County, Ser. A, GO, 5.25%, 05/15/14                 546
      515    Onondaga County, Ser. A, GO, 5.25%, 05/15/15                 567
      540    Onondaga County, Ser. A, GO, 5.25%, 05/15/16                 588
    9,425    Port Authority of New York & New Jersey, 120th
               Ser., Rev., MBIA, 5.75%, 10/15/07                       10,614
    3,385    Port Authority of New York & New Jersey,
               Consolidated Bonds, 94th Ser., Rev., 5.70%,
               12/01/10                                                 3,676
    3,000    Port Authority of New York & New Jersey, Special
               Obligation, 3rd Installment, Special Project, Ser. 4,
               Rev., 7.00%, 10/01/07                                    3,189
      275    Randolph Central School District, GO, FGIC, 5.00%,
               06/15/06                                                   300
      775    Red Creek Central School District, GO, FSA,
               5.50%, 06/15/14                                            882
    2,180    Rochester, New York, Ser. A, GO, AMBAC, 5.70%,
               08/15/04                                                 2,350
      890    Rockland County, Various Purposes, Ser. A, GO,
               4.50%, 10/01/09                                            953
      195    Rondout Valley Central School District, GO, FSA,
               5.13%, 03/01/17                                            206
      865    Rondout Valley Central School District, GO, FSA,
               5.25%, 03/01/18                                            921
      930    Rondout Valley Central School District, GO, FSA,
               5.25%, 03/01/19                                            984
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.40%, 06/15/12                                          1,164
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/13                                          1,165
    1,025    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/14                                          1,131
      275    Shenendehowa Central School District, Clifton Park,
               GO, FSA, 5.50%, 07/15/11                                   319
      500    Stillwater Central School District, GO, MBIA, 5.20%,
               06/15/11                                                   565

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 3,680    Suffolk County IDA, Southwest Sewer System,
               Rev., FGIC, 4.90%, 02/01/06                            $ 3,855
    1,940    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.00%, 07/15/09                                    2,144
    1,730    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/13                                    1,929
    1,215    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/14                                    1,346
    1,780    Suffolk County, Public Improvement, Ser. C, GO,
               FGIC, 5.10%, 11/01/02                                    1,791
    3,000    Suffolk County, Southwest Sewer District, GO,
               MBIA, 6.00%, 02/01/05                                    3,280
    4,365    Suffolk County, Southwest Sewer District, GO,
               MBIA, 6.00%, 02/01/08                                    4,999
    1,065    Sullivan County, Public Improvement, GO, MBIA,
               5.00%, 03/15/08                                          1,111
    8,060    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.50%, 01/01/12                  9,123
    1,500    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. Y, Rev., 5.90%, 01/01/07                   1,688
    9,125    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. Y, Rev., 6.00%, 01/01/12                  10,699
    2,690    TSASC, Inc., Plan Principal 2003, Ser. 1, Rev.,
               5.00%, 07/15/08                                          2,754
    1,645    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/03                                          1,685
    1,790    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/05                                          1,908
    1,870    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/06                                          2,009
    1,955    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/07                                          2,107
    2,040    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/08                                          2,194
    1,980    Unadilla ETC Central School District, GO, FGIC,
               4.50%, 06/15/09                                          2,126
      440    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/03                                                   446
      465    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/04                                                   487
      700    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/11                                                   775
      675    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/12                                                   743
      295    Utica, New York, Public Improvement, GO, 6.10%,
               01/15/13                                                   321
      295    Utica, New York, Public Improvement, GO, 6.20%,
               01/15/14                                                   322
      320    Utica, New York, Public Improvement, GO, 6.25%,
               01/15/15                                                   346
      565    Warwick Valley Central School District, GO, FSA,
               5.50%, 01/15/14                                            627
      600    Watertown City School District, GO, FSA, 5.63%,
               06/15/16                                                   698

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 1,365    Watertown City School District, GO, FSA, 5.63%,
               06/15/17                                               $ 1,588
    1,245    Watertown City School District, GO, FSA, 5.63%,
               06/15/18                                                 1,448
    2,870    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.20%, 11/01/16                                    3,063
    8,140    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.25%, 11/01/12                                    9,017
    2,000    Westchester County IDA, Civic Facilities,
               Children's Village Project, Ser. A, Rev., 5.30%,
               03/15/14                                                 2,124
      970    Westchester County IDA, Civic Facilities,
               Rippowam-Cisqua School Project, Rev., 5.75%,
               06/01/29                                                   982
    2,000    Westchester County IDA, Resource Recovery,
               Resco Co. Project, Ser. A, Rev., AMBAC, 5.70%,
               07/01/08                                                 2,148
    1,150    Westchester County, GO, 6.70%, 11/01/06                    1,345
    1,705    William Floyd Union Free School District of the
               Mastics-Moriches-Shirley, Ser. B, GO, MBIA, 4.63%,
               06/15/08                                                 1,845
    1,000    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/13                                                 1,156
    1,170    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/14                                                 1,352
      650    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/15                                                   751
    3,230    Yonkers, New York, Ser. C, GO, AMBAC, 5.50%,
               08/01/04                                                 3,462
                                                                      ---------
                                                                      728,262
             PENNSYLVANIA -- 0.4%
    4,000    Clinton County IDA, Solid Waste Disposal,
               International Paper Co. Project, Ser. A, Rev., Adj.,
               3.70%, 09/01/22                                          4,011
             PUERTO RICO -- 8.8%
      753    Puerto Rico Commonwealth Trust, 7.00%, 12/04/03              794
    3,000    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
               07/01/12                                                 3,727
    3,500    Puerto Rico Commonwealth, Public Improvement,
               GO, 6.00%, 07/01/29                                      3,929
    1,220    Puerto Rico Commonwealth, Public Improvement,
               GO, FSA, 5.50%, 07/01/12                                 1,415
    1,000    Puerto Rico Electric Power Authority, Ser. DD,
               Rev., FSA, 5.00%, 07/01/11                               1,090
    1,300    Puerto Rico Electric Power Authority, Ser. HH,
               Rev., FSA, 5.50%, 07/01/10                               1,489
    1,500    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               FSA, 5.25%, 07/01/13                                     1,705
    4,000    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               FSA, 5.50%, 07/01/14                                     4,650
    1,800    Puerto Rico Electric Power Authority, Ser. X, Rev.,
               ^, 6.00%, 07/01/05                                       2,040

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
  $ 8,430    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/07                          $ 9,234
   15,000    Puerto Rico Highway & Transportation Authority,
               Ser. F, Rev., 5.00%, 07/01/08                           16,439
      160    Puerto Rico Infrastructure Financing Authority,
               Special Obligation, Ser. A, 4.75%, 10/01/12                174
    1,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                     1,741
    4,150    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/05 +              4,467
    4,825    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/07 +              5,274
      500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08                  558
    4,500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08 +              4,991
    6,500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/10 +              7,332
    6,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/12                6,822
    1,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/14                1,128
                                                                      ---------
                                                                       78,999
             VIRGIN ISLANDS -- 1.2%
    1,390    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.00%,
               10/01/03                                                 1,428
    1,000    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 5.50%,
               10/01/02                                                 1,003
    4,000    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Loan Notes, Ser. A, Rev., 6.38%,
               10/01/19                                                 4,411
    1,150    Virgin Islands Public Finance Authority, Matching
               Fund Loan Notes, Ser. A, Rev., ^, 7.25%, 10/01/02         1,178
    3,075    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Loan Notes, Ser. C, Rev., 5.00%, 10/01/02           3,083
                                                                      ---------
                                                                       11,103
             ------------------------------------------------------------------
             Total State and Municipal Obligations                    864,927
             (Cost $813,333)
-------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 3.5%
-------------------------------------------------------------------------------
             MUNICIPAL SECURITIES -- 0.3%

             MULTIPLE STATES -- 0.2%
    1,636    Puttable Floating Option Tax-Exempt Reciepts,
               FLOATS, Ser. PPT-34, FRDO, #, 1.49%, 09/05/02            1,636

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT    ISSUER                                                    VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- 0.1%
    $ 300    New York City, New York, Sub Ser. B-4, Ser. B,
               GO, FRDO, MBIA, 1.55%, 09/03/02                       $    300
      400    New York State Thruway Authority, Floating Rate
               Trust Receipts, Ser. SG-119, Rev., FRDO, 1.68%,
               09/03/02                                                   400
                                                                      ---------
                                                                          700
             ------------------------------------------------------------------
             Total Municipal Securities                                 2,336
             (Cost $2,336)
             ------------------------------------------------------------------

   SHARES
             MONEY MARKET FUND -- 3.2%
   28,519    JPMorgan Tax Free Money Market Fund (a) +                 28,519
             (Cost $28,519)
-------------------------------------------------------------------------------
             Total Short-Term Investments                              30,855
             (Cost $30,855)
-------------------------------------------------------------------------------
             Total Investments -- 100.0%                             $895,782
             (Cost $844,188)
-------------------------------------------------------------------------------

     FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                       NOTIONAL     UNREALIZED
  NUMBER                                               VALUE AT   APPRECIATION/
    OF                                  EXPIRATION      8/31/02   (DEPRECIATION)
 CONTRACTS    DESCRIPTION                  DATE          (USD)        (USD)
--------------------------------------------------------------------------------
  (396)       5 YEAR TREASURY NOTES   DECEMBER, 2002   $(44,024)     $(253)

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMORGAN TAX FREE INCOME FUND
Portfolio of Investments

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                          VALUE
-----------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS-- 93.1%
-----------------------------------------------------------------------------------------
             State and Municipal Obligations-- 93.1%
             ---------------------------------------
             ALABAMA -- 0.5%
  $ 4,000    Jefferson County, Sewer, Warrants, Ser. D, Rev.,
               FGIC, 5.75%, 02/01/22                                          $  4,254

             ARIZONA -- 0.7%
    5,300    Pima County Unified School District No. 1, Tucson,
               GO, FGIC, 7.50%, 07/01/10                                         6,708

             ARKANSAS -- 0.6%
    5,000    Arkansas State, Federal Highway Grant Anticipation,
               Ser. A, GO, 5.25%, 08/01/05                                       5,452

             CALIFORNIA -- 12.5%
    6,000    California Infrastructure & Economic Development
               Bank, State Revolving Fund, Clean Water, Rev.,
               5.00%, 10/01/15                                                   6,586
    2,000    California State, GO, MBIA-IBC, 6.50%, 11/01/09                     2,431
    1,000    California State, Veterans Bonds, Ser. AM, GO,
               9.00%, 10/01/05                                                   1,202
   10,000    Foothill Eastern Transportation Corridor Agency,
               California Toll Road, Capital Appreciation, Senior Lien,
               Ser. A, Rev., ^, 0.00%, 01/01/23                                  3,468
    1,000    Fullerton University Foundation, Auxiliary
               Organization, Ser. A, Rev., MBIA, 5.75%, 07/01/30                 1,080
    4,000    Los Angeles Harbor Department, Rev., ^, 7.60%,
               10/01/18                                                          5,266
   15,000    Los Angeles, California, Department of Water &
               Power Systems, Ser. A, Rev., MBIA, 5.25%, 07/01/13               16,717
    3,000    Modesto Irrigation District Financing Authority,
               Ser. A, Rev., MBIA, 6.00%, 10/01/15                               3,439
    2,015    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/07                                         2,874
    1,275    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/08                                         1,895
    2,550    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/09                                         3,917
    2,855    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/10                                         4,502
    3,170    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/11                                         5,147
    3,730    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/13                                         6,341
    3,835    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/14                                         6,651
    1,000    Nevada Union High School District, New Haven,
               GO, FSA, 12.00%, 08/01/15                                         1,760
    9,930    Pomona Unified School District, Ser. A, GO, MBIA,
               6.15%, 08/01/15                                                  11,905
    2,510    Riverside, California, Electric, Rev., FSA, 5.25%,
               10/01/15                                                          2,757

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
  $ 3,800    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/18                                                        $ 1,779
    4,135    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/19                                                          1,815
    4,625    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/20                                                          1,900
    5,215    Rocklin Unified School District, GO, FGIC, 0.00%,
               08/01/22                                                          1,859
   13,400    San Joaquin Hills Transportation Corridor Agency,
               Toll Road, Cabs, Senior Lien, Rev., ^, 0.00%,
               01/01/24                                                          4,384
    2,825    Santa Rosa, California, Wastewater, Capital
               Appreciation, Ser. B, Rev., AMBAC, 0.00%,
               09/01/22                                                          1,003
    6,400    Santa Rosa, California, Wastewater, Capital
               Appreciation, Ser. B, Rev., AMBAC, 0.00%,
               09/01/23                                                          2,126
   11,185    Santa Rosa, California, Wastewater, Capital
               Appreciation, Ser. B, Rev., AMBAC, 0.00%,
               09/01/25                                                          3,308
    2,800    South Orange County Public Financing Authority,
               Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
               09/01/13                                                          2,980
    7,000    Southern California Public Power Authority, San
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/14                                                   8,029
                                                                              --------
                                                                               117,121

             COLORADO -- 2.4%
    1,190    Adams County School District No. 12, GO, ^, FGIC,
               6.20%, 12/15/03                                                   1,263
    1,145    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/11                                                          1,271
      100    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/13                                                            110
    2,000    Denver City & County, Airport, Ser. A, Rev.,
               AMBAC, 6.00%, 11/15/17                                            2,207
      570    Douglas County, Sales & Use Tax, Rev., FSA,
               5.35%, 10/15/14                                                     625
    6,000    Garfield, Pitkin & Eagle Counties, School District
               No. Re 1, Roaring Fork, GO, ^, MBIA, 6.60%,
               06/15/04                                                          6,585
    3,050    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/05                                                   3,363
    4,400    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/06                                                   4,951
    1,620    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/07                                                   1,849
                                                                              --------
                                                                                22,224

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             CONNECTICUT -- 1.2%
    $ 585    Connecticut State Housing Finance Authority,
               Housing Mortgage Finance Program, Ser. C-1, Rev.,
               6.60%, 11/15/23                                                   $ 598
    4,555    Waterbury, Connecticut, Ser. A, GO, FSA, 5.50%,
               04/01/14                                                          5,104
    5,055    Waterbury, Connecticut, Ser. A, GO, FSA, 5.50%,
               04/01/15                                                          5,630
                                                                             --------
                                                                               11,332

             DELAWARE -- 0.7%
    5,000    Delaware State Economic Development Authority,
               Osteopathic Hospital Association of Delaware, Ser. A,
               Rev., ^, 6.90%, 01/01/18                                          6,294

             FLORIDA -- 3.2%
    2,200    Dade County, Special Obligation, Special Tax, Miami
               Beach Convention Center Project, ^, FGIC, 8.63%,
               12/01/07                                                          2,651
    3,000    Florida State Division of Bond Finance, General
               Services, Department of Environmental Protection &
               Preservation, Ser. 2000-A, Rev., FGIC, 5.38%,
               07/01/11                                                          3,333
    3,670    Greater Orlando Aviation Authority, Airport Facilities,
               Ser. A, Rev., FGIC, 6.50%, 10/01/12                               3,755
    3,205    Hillsborough County Aviation Authority, Tampa
               International Airport, Ser. B, Rev., FGIC, 6.00%,
               10/01/18                                                          3,763
    3,800    Lakeland, Florida, Electric & Water, First Lien,
               Ser. B, Rev., FSA, 6.05%, 10/01/14                                4,564
    3,130    Orange County Health Facilities Authority, Ser. A,
               Rev., ^, MBIA, 6.25%, 10/01/12                                    3,817
    1,295    Orange County Health Facilities Authority, Ser. A,
               Rev., MBIA, 6.25%, 10/01/12                                       1,556
    1,630    Orange County Health Facilities Authority, Ser. C,
               Rev., ^, MBIA, 6.25%, 10/01/12                                    1,988
      680    Orange County Health Facilities Authority, Ser. C,
               Rev., MBIA, 6.25%, 10/01/12                                         817
    2,505    Orange County, Tourist Development, Ser. A, GO,
               ^, AMBAC, 6.50%, 10/01/02                                         2,565
      495    Orange County, Tourist Development, Ser. A, Rev.,
               ^, AMBAC, 6.50%, 10/01/10                                           506
                                                                              --------
                                                                                29,315

             GEORGIA -- 5.4%
   10,000    Dalton Development Authority, Rev., MBIA, 5.50%,
               08/15/26                                                         10,768
    7,635    De Kalb County Housing Authority, Apartment
               Development, Fox Hollow Apartments, Rev., ^,
               7.00%, 05/15/07                                                   8,830
    1,000    De Kalb County, Water & Sewer Systems, Rev.,
               5.25%, 10/01/11                   +                               1,120
    7,000    Georgia Municipal Electric Authority, Power, Ser. Z,
               Rev., MBIA-IBC, 5.50%, 01/01/20                                   7,782

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             GEORGIA -- CONTINUED
     $ 15    Georgia State Residential Finance Authority, Single
               Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                   $   15
    5,000    Metropolitan Atlanta Rapid Transportation Authority,
               Sales Tax, Second Indenture, Ser. A, Rev., ^, MBIA,
               6.90%, 07/01/04                                                   5,573
   10,485    Metropolitan Atlanta Rapid Transportation Authority,
               Sales Tax, Ser. P, Rev., AMBAC, 6.25%,
               07/01/20                                                         12,631
    3,110    Savanah Economic Development Authority, College
               of Art & Design, Inc. Project, Rev., 6.60%,
               10/01/15                   +                                      3,381
                                                                              --------
                                                                                50,100

             HAWAII -- 0.7%
    5,000    Honolulu City & County, Ser. A, GO, 7.35%,
               07/01/08                                                          6,091

             ILLINOIS -- 2.6%
   10,000    Chicago, Illinois, Water, Second Lien, Rev.,
               AMBAC, 5.75%, 11/01/30                                           11,179
    3,990    Cook County Community High School District No.
               219, Niles Township, GO, FGIC, 8.00%, 12/01/15                    5,562
      309    Illinois Health Facilities Authority, Ser. A, Rev., ^,
               MBIA, 7.90%, 08/15/03                                               328
      641    Illinois Health Facilities Authority, Ser. A, Rev.,
               MBIA, 7.90%, 08/15/03                                               644
    3,250    Illinois Housing Development Authority, Multi-Family
               Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                       3,286
    2,425    Regional Transportation Authority, Rev., MBIA,
               6.25%, 07/01/15                                                   2,938
                                                                              --------
                                                                                23,937

             IOWA -- 0.6%
    5,000    Muscatine, Iowa, Electric, Ser. A, Rev., AMBAC,
               5.50%, 01/01/11                                                   5,648

             KANSAS -- 0.1%
    1,000    Johnson County Water District No. 1, Rev., 5.00%,
               12/01/10                                                          1,105

             KENTUCKY -- 1.0%
    8,000    Louisville & Jefferson Counties Metropolitan Sewer
               District, Sewer & Drain System, Ser. A, Rev., ^,
               AMBAC, 6.50%, 11/15/04                                            8,996

             LOUISIANA -- 1.6%
    1,500    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/15                                            1,649
    2,000    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/18                                            2,147
    1,290    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
               AMBAC, 5.38%, 06/01/19                                            1,377
    2,000    Orleans Parish School Board, Defeased, Rev., ^,
               MBIA, 8.85%, 02/01/06                                             2,419

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             LOUISIANA -- CONTINUED
  $ 2,000    Orleans Parish School Board, Defeased, Rev., ^,
               MBIA, 8.90%, 02/01/07                                           $ 2,507
    4,000    Orleans Parish School Board, GO, ^, FGIC, 7.50%,
               09/01/05                                                          4,633
                                                                              --------
                                                                                14,732

             MASSACHUSETTS -- 5.4%
    3,500    Chelsea, Massachusetts, School Project Loan Act
               of 1948, GO, ^, AMBAC, 6.50%, 06/15/04                            3,869
    9,000    Massachusetts State Port Authority, Ser. B, Rev.,
               FSA, 5.50%, 07/01/13                                              9,744
    5,580    Massachusetts State, CONS, Ser. B, GO, 5.00%,
               05/01/04                                                          5,886
    8,700    Massachusetts State, CONS, Ser. C, GO, 5.25%,
               12/01/07                                                          9,766
   17,700    Massachusetts State, CONS, Ser. D, GO, 5.50%,
               08/01/19                                                         19,756
    1,000    New England Education Loan Marketing Corp.,
               Student Loan, Sub-Issue H, Rev., 6.90%,
               11/01/09+                                                         1,170
                                                                              --------
                                                                                50,191

             MICHIGAN -- 0.6%
    5,000    Michigan Strategic Fund, Detroit Edison Co.,
               Ser. CC, Rev., Adj., AMBAC, 4.85%, 09/01/30                       5,430

             MISSOURI -- 0.1%
    1,105    Sikeston, Missouri, Electric, Rev., MBIA, 6.00%,
               06/01/16                                                          1,321

             NEVADA -- 0.0%
       45    Nevada Housing Division, Single Family Housing,
               Ser. A-3, Rev., 8.20%, 10/01/19                                      45

             NEW HAMPSHIRE -- 0.4%
    3,240    Manchester Housing & Redevelopment Authority,
               Ser. A, Rev., 6.75%, 01/01/15                                     3,563

             NEW JERSEY -- 3.2%
    4,200    Freehold Regional High School District, GO, ^,
               FGIC, 5.60%, 01/01/10                                             4,806
    3,455    Middletown Township Board of Education, GO, ^,
               MBIA, 5.80%, 08/01/07                                             3,952
    5,215    New Jersey Economic Development Authority,
               Educational Testing Service, Ser. B, Rev., ^, MBIA,
               6.25%, 05/15/05                                                   5,904
      400    New Jersey Sports & Exposition Authority, State
               Contract, Ser. A, Rev., 6.50%, 03/01/19 +                           408
    1,500    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28 +                                                        1,504
    5,000    New Jersey State Highway Authority, Garden State
               Parkway, Rev., 6.20%, 01/01/10                                    5,824

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             NEW JERSEY -- CONTINUED
  $ 1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15 +                                                      $ 1,165
    1,875    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., ^, MBIA,
               6.50%, 06/15/10                                                   2,269
    3,125    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., MBIA, 6.50%,
               06/15/10                                                          3,745
                                                                              --------
                                                                                29,577

             NEW MEXICO -- 0.6%
    5,000    Bernalillo County, Gross Receipts, Ser. B, Rev.,
               5.70%, 04/01/27                                                   5,678

             NEW YORK -- 24.8%
   10,000    Metropolitan Transportation Authority, Ser. A, Rev.,
               FGIC, 5.00%, 11/15/25                                            10,034
   15,000    Metropolitan Transportation Authority, Ser. A, Rev.,
               FSA, 5.00%, 11/15/30                                             15,004
      380    New York City IDA, Civic Facilities, Mount St.
               Vincent College, Rev., 7.00%, 05/01/08 +                            397
    3,500    New York City IDA, IDR, Brooklyn Navy Yard
               Cogen Partners Project, Rev., 6.20%, 10/01/22                     3,791
    2,850    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., 5.75%,
               06/15/30 +                                                        3,036
   13,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. A, Rev., Adj., 5.50%,
               11/01/26                                                         14,524
    8,000    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/24                 8,369
    1,225    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/29                 1,415
    7,775    New York City Transitional Finance Authority,
               Future Tax Secured, Ser. C, Rev., ^, 5.50%,
               05/01/10                                                          8,984
    2,000    New York City, New York, Ser. A, GO, 5.38%,
               08/01/15                                                          2,106
   12,000    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/08                                                  13,640
    2,450    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/09                                                   2,785
    4,000    New York City, New York, Ser. B, GO, MBIA,
               6.50%, 08/15/10                                                   4,766
   15,000    New York City, New York, Ser. G, GO, MBIA-IBC,
               5.75%, 08/01/11                                                  17,246
   10,155    New York Mortgage Agency, Homeowner Mortgage,
               Ser. 85, Rev., 5.70%, 10/01/17                                   10,612
    5,000    New York State Dorm Authority, City University
               System, CONS, Ser. A, Rev., FSA, 5.75%,
               07/01/13                                                          5,813

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,500    New York State Dorm Authority, FHA Insured
               Nursing Home, Ser. A, Rev., MBIA, 5.50%,
               08/01/30                                                        $ 1,559
    2,000    New York State Dorm Authority, Pratt Institute,
               Rev., 6.00%, 07/01/28 +                                           2,169
    4,500    New York State Dorm Authority, University of
               Rochester, Ser. A, Rev., ^, 6.40%, 07/01/04 +                     4,982
    6,000    New York State Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp.,
               Ser. A, Rev., FGIC, 7.20%, 07/01/29                               6,654
    1,210    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. D, Rev.,
               6.85%, 11/15/11                                                   1,346
    1,440    New York State Environmental Facilities Corp.,
               PCR, State Water Revolving Fund, Ser. D, Rev., ^,
               6.85%, 11/15/04                                                   1,635
    7,270    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 06/15/17                                                   7,903
    7,135    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Project, Clean Water & Drinking, Sub Ser. E, Rev.,
               5.38%, 06/05/18                                                   7,691
    9,345    New York State Environmental Facilities Corp.,
               State Revolving Funds, New York City Municipal
               Water Project, Clean Water & Drinking, Ser. D, Rev.,
               5.38%, 06/15/19                                                  10,050
      310    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                            312
    3,670    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., ^, 7.90%,
               11/01/06                                                          4,120
    2,070    New York State Medical Care Facilities Finance
               Agency, Hospital and Nursing Home, Insured
               Mortgage, Ser. C, Rev., 6.25%, 08/15/12                           2,260
    2,000    New York State Medical Care Facilities Finance
               Agency, Special Obligation, Mental Health Services
               Facilities Improvement, Ser. A, ^, 8.30%,
               05/01/04                                                          2,225
    2,500    New York State Urban Development Corp.,
               Correctional Capital Facilities, Rev., MBIA-IBC,
               5.70%, 01/01/27                                                   2,632
    4,100    New York State, GO, ^, 6.30%, 09/15/02                              4,188
    6,270    Port Authority of New York & New Jersey,
               Consolidated Bonds, 78th Ser., Rev., 6.50%,
               04/15/11 +                                                        6,363
   26,000    Port Authority of New York & New Jersey,
               Consolidated Bonds, 93rd Ser., Rev., 6.13%,
               06/01/94                                                         30,118

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 9,000    Triborough Bridge & Tunnel Authority, Convention
               Center Project, Ser. E, Rev., 7.25%,
               01/01/10 +                                                     $ 10,595
    2,000    Utica IDA, Civic Facilities, Munson-Williams-Proctor
               Institute Project, Ser. A, Rev., 5.38%,
               07/15/19 +                                                        2,121
                                                                              --------
                                                                               231,445

             NORTH DAKOTA -- 0.7%
    5,000    Mercer County, PCR, Antelope Valley Station,
               Rev., AMBAC, 7.20%, 06/30/13                                      6,317

             OHIO -- 1.6%
   11,000    Cleveland, Ohio, Public Power System, First
               Mortgage, Ser. A, Rev., ^, MBIA, 7.00%,
               11/15/04                                                         12,488
    2,000    Dublin, Ohio, Refunding & Public Improvement,
               Ser. A, GO, 5.25%, 12/01/14                                       2,175
                                                                              --------
                                                                                14,663

             OKLAHOMA -- 1.1%
    2,810    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.50%,
               05/01/11                                                          3,066
    1,665    Oklahoma Housing Finance Agency, Single Family
               Mortgage, Ser. B-2, Rev., 6.80%, 09/01/26                         1,718
    5,000    Tulsa Metropolitan Utility Authority, Rev., MBIA,
               5.75%, 09/01/19                                                   5,352
                                                                              --------
                                                                                10,136

             OREGON -- 2.3%
    5,780    Oregon State, Higher Education Building, Ser. A,
               GO, ^, 6.45%, 08/01/04                                            6,360
    5,340    Portland, Oregon, Sewer Systems, Ser. A, Rev.,
               FGIC, 5.00%, 06/01/15                                             5,547
    3,695    Salem Hospital Facility Authority, Salem Hospital,
               Rev., 5.25%, 08/15/14                                             3,879
    5,000    Washington County Unified Sewer Agency, Senior
               Lien, Ser. A, Rev., FGIC, 5.75%, 10/01/10                         5,798
                                                                              --------
                                                                                21,584

             PENNSYLVANIA -- 2.7%
    9,300    Carbon County IDA, Panther Creek Partners
               Project, Rev., 6.65%, 05/01/10                                   10,100
    6,500    Pennsylvania IDA, Economic Development, Rev.,
               AMBAC, 5.50%, 07/01/18                                            7,137
    2,580    Pennsylvania State Higher Educational Facilities
               Authority, Ser. T, Rev., AMBAC, 5.00%, 06/15/05                   2,777
    4,500    Sayre Health Care Facilities Authority, Guthrie
               Health Issue, Ser. B, Rev., 5.30%, 12/01/12                       4,740
                                                                              --------
                                                                                24,754

             PUERTO RICO -- 5.2%
    4,800    Puerto Rico Commonwealth, GO, FGIC, 5.00%,
               07/01/07                                                          5,308
    5,000    Puerto Rico Commonwealth, GO, FGIC, 5.25%,
               07/01/09                                                          5,634

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             PUERTO RICO -- CONTINUED
  $ 5,655    Puerto Rico Commonwealth, GO, MBIA, 6.00%,
               07/01/16                                                        $ 6,840
   10,000    Puerto Rico Electric Power Authority, Ser. KK, Rev.,
               MBIA, 5.50%, 07/01/15                                            11,589
    5,000    Puerto Rico Electric Power Authority, Ser. Y, Rev.,
               MBIA, 7.00%, 07/01/07                                             5,967
    5,000    Puerto Rico Highway & Transportation Authority,
               Ser. B, Rev., ^, 6.00%, 07/01/10                                  5,943
    2,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                              2,902
    3,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. A, Rev., AMBAC, 6.25%,
               07/01/11                                                          3,625
       40    Puerto Rico Urban Renewal & Housing Corp., Rev.,
               7.88%, 10/01/04                                                      40
                                                                              --------
                                                                                47,848

             SOUTH CAROLINA -- 2.0%
    3,800    Richland County School District No. 1, GO, 4.63%,
               03/01/22                                                          3,645
    5,000    South Carolina State Public Service Authority,
               Ser. A, Rev., AMBAC, 6.25%, 01/01/22                              5,573
    4,610    York County School District No. 3, Rock Hill, GO,
               5.00%, 03/01/04                                                   4,839
    3,925    York County School District No. 3, Rock Hill, GO,
               5.00%, 03/01/05                                                   4,209
                                                                              --------
                                                                                18,266

             SOUTH DAKOTA -- 0.4%
    3,000    Heartland Consumers Power District, Rev., ^,
               7.00%, 01/01/16                                                   3,644
      100    South Dakota Housing Development Authority,
               Homeownership Mortgage, Ser. A, Rev., 5.88%,
               05/01/12                                                            103
                                                                              --------
                                                                                 3,747

             TENNESSEE -- 0.7%
    3,000    Knox County Health Educational & Housing
               Facilities Board, Hospital Facilities, Baptist Health
               Systems East, Rev., 6.38%, 04/15/22                               3,075
    3,000    Metropolitan Government of Nashville & Davidson
               County, Water & Sewer, Rev., FGIC, 5.20%,
               01/01/13                                                          3,341
                                                                              --------
                                                                                 6,416

             TEXAS -- 4.9%
    6,500    Austin, Texas, Utility System, Rev., MBIA-IBC,
               6.00%, 11/15/13                                                   7,694
    4,150    Dallas, Texas, Waterworks & Sewer Systems,
               Ser. A, Rev., 5.00%, 10/01/08                                     4,460
    2,115    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/08                                             2,335
    2,945    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/09                                             3,251

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
---------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------
             TEXAS -- CONTINUED
  $ 2,000    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/11                                           $ 2,208
    2,500    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/05                                    2,893
    2,000    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/06                                    2,371
    5,000    Plano Independent School District, GO, 5.25%,
               02/15/15                                                          5,389
    3,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/16                                                          3,258
    7,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/17                                                          7,540
    4,000    San Antonio, Texas, Electric & Gas, Rev., 5.38%,
               02/01/18                                                          4,277
                                                                              --------
                                                                                45,676

             UTAH -- 0.1%
    1,000    Sevier County School District, GO, ^, MBIA, 9.20%,
               05/01/03                                                          1,051

             WASHINGTON -- 2.5%
    5,000    Energy Northwest, Washington Electric, Project
               Number 1, Ser. A, Rev., MBIA, 5.50%, 07/01/16                     5,478
    7,000    Energy Northwest, Washington Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                       7,861
    9,035    King County, Sewer, Ser. B, Rev., FSA, 5.00%,
               01/01/16                                                          9,827
      200    Washington Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., 7.25%, 07/01/09                        233
       50    Washington Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., ^, 7.25%, 07/01/09                      62
                                                                              --------
                                                                                23,461
             --------------------------------------------------------------------------
             Total State and Municipal Obligations                             864,478
             (Cost $806,601)
---------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS-- 6.9%
---------------------------------------------------------------------------------------
   SHARES
             Money Market Funds-- 6.9%
             -------------------------
   64,296    JPMorgan Tax Free Money Market Fund (a) +                          64,296
             (Cost $64,296)
---------------------------------------------------------------------------------------
             Total Investments-- 100.0%                                       $928,774
             (Cost $870,897)
---------------------------------------------------------------------------------------

                       See notes to financial statements.

ABBREVIATIONS:

#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qaulified institutional buyers.
^       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+       -- All or a portion of this security is segregated for TBA, when issued, delayed delivery, or unsettled trades.
@       -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for future contracts.
(a)     -- Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. Interest rate shown is rate in effect on August 31, 2002.
BAN     -- Bond Anticipation Note.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FHA     -- Federal Housing Authority.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest shown is the rate in effect at August 31, 2002.
FSA     -- Financial Securities Assurance, Inc.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
PCR     -- Pollution Control Revenue.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TRAN    -- Tax & Revenue Anticipation Note.

                       See notes to financial statements.

             -------------------------------------------------------------------
             JPMORGAN FUNDS
             STATEMENT OF ASSETS & LIABILITIES

As of August 31, 2002
(Amounts in thousands, except per share amounts)

                                                                           INTERMEDIATE
                                                              CALIFORNIA     TAX FREE
                                                               BOND FUND    INCOME FUND
-----------------------------------------------------------------------------------------
ASSETS:
  Investment securities, at value                             $  218,924    $1,813,612
  Cash                                                                --         7,113
  Receivables:
   Investment securities sold                                      1,627            --
   Fund shares sold                                                1,465           117
   Interest and dividends                                          2,398        20,795

-----------------------------------------------------------------------------------------
   Total Assets                                                  224,414     1,841,637
-----------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                      434         4,515
      Investment securities purchased                              5,655        39,036
      Fund shares redeemed                                             4           451
     Accrued liabilities
      Investment advisory fees                                        55           452
      Administration fees                                             --           134
      Shareholder servicing fees                                       6           290
      Custodian fees                                                  22            27
      Trustees' fees - deferred compensation plan                      6           122
      Other                                                           61            84
-----------------------------------------------------------------------------------------
   Total Liabilities                                               6,243        45,111
-----------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                                205,661     1,679,980
  Accumulated undistributed (overdistributed) net
   investment income                                                 (98)         (459)
  Accumulated net realized gain (loss) on investments
   and futures                                                       501         5,770
  Net unrealized appreciation (depreciation) of investments       12,107       111,235
-----------------------------------------------------------------------------------------
   Total Net Assets                                           $  218,171    $1,796,526
-----------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized):
     Class A Shares                                                2,091            --
     Institutional Shares                                         13,699        57,589
     Select Shares                                                 4,134       103,533
   Net Asset Value:
     Class A Shares (and redemption price)                    $    11.07    $       --
     Institutional Shares (and redemption price)              $    10.90    $    11.15
     Select Shares (and redemption price)                     $    11.07    $    11.15
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/95.5%)                        $    11.59    $       --
-----------------------------------------------------------------------------------------
   Cost of investments                                        $  206,817    $1,702,377
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

As of August 31, 2002
(Amounts in thousands, except per share amounts)

                                                                NEW YORK
                                                 NEW JERSEY   INTERMEDIATE
                                                   TAX FREE     TAX FREE      TAX FREE
                                                 INCOME FUND   INCOME FUND   INCOME FUND
-----------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value               $ 82,699     $895,782      $928,774
     Receivables:
      Investment securities sold                         --        1,911         9,746
      Fund shares sold                                   --          212           481
      Interest and dividends                            820        9,805        10,070
      Expense reimbursements                             11           --            --
-----------------------------------------------------------------------------------------
   Total Assets                                      83,530      907,710       949,071
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Dividends                                            234        1,761         2,981
   Investment securities purchased                       --        5,365        81,835
   Fund shares redeemed                                  10           60           538
   Variation Margin                                      --           68            --
  Accrued liabilities:
   Investment advisory fees                              21          228           219
   Administration fees                                    8           84           109
   Shareholder servicing fees                            11          113           174
   Distribution fees                                     --           13             4
   Custodian fees                                        23           47            39
   Trustees' fees - deferred compensation plan           13           68           158
   Other                                                 42          115           101
-----------------------------------------------------------------------------------------
   Total Liabilities                                    362        7,922        86,158
-----------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                 77,193      848,821       802,770
     Accumulated undistributed (overdistributed)
      net investment income                             (47)        (139)          (60)
     Accumulated net realized gain (loss) on
      investments and futures                         1,257         (234)        2,326
     Net unrealized appreciation (depreciation) of
      investments and futures                         4,765       51,340        57,877
-----------------------------------------------------------------------------------------
   Total Net Assets                                $ 83,168     $899,788      $862,913
-----------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized):
     Class A Shares                                       5       14,359         9,205
     Class B Shares                                       6        2,793           911
     Institutional Shares                                --       39,898            --
     Select Shares                                    8,035       63,526       119,564
   Net Asset Value:
     Class A Shares (and redemption price)         $  10.36$        7.45      $   6.66
     Class B Shares*                               $  10.34$        7.46      $   6.68
     Institutional Shares (and redemption price)   $     --     $   7.46      $     --
     Select Shares (and redemption price)          $  10.34$        7.46      $   6.65
   Class A Maximum Public Offering Price Per Share
   (net asset value per share/95.50%)              $  10.85$        7.80      $   6.97
-----------------------------------------------------------------------------------------
   Cost of investments                             $ 77,934     $844,188      $870,897
-----------------------------------------------------------------------------------------

*Redemption price may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

             -------------------------------------------------------------------
             JPMORGAN FUNDS
             STATEMENT OF OPERATIONS

For the year ended August 31, 2002
(Amounts in thousands)

                                                                                 INTERMEDIATE
                                                                      CALIFORNIA  TAX FREE
                                                                       BOND FUND INCOME FUND
------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                          $  8,474   $ 75,835
     Dividend income from affiliated investments*                           197      1,087
------------------------------------------------------------------------------------------------
   Total investment income                                                8,671     76,922
------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                               601      5,084
     Administration fees                                                    301      2,542
     Shareholder servicing fees                                             288      3,339
     Distribution fees                                                       53         --
     Custodian and accounting fees                                           99        231
     Printing and postage                                                    45         50
     Professional fees                                                       59         70
     Registration expenses                                                   70         17
     Transfer agent fees                                                     55         93
     Trustees' fees                                                           2         17
     Organization fees                                                       --          5
     Other                                                                   20         85
------------------------------------------------------------------------------------------------
   Total expenses                                                         1,593     11,533
------------------------------------------------------------------------------------------------
     Less amounts waived                                                    513      1,302
     Less earnings credits                                                   --          3
------------------------------------------------------------------------------------------------
      Net expenses                                                        1,080     10,228
------------------------------------------------------------------------------------------------
   Net investment income                                                  7,591     66,694
------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                           471      8,538
      Futures                                                               205      1,927
     Change in net unrealized appreciation/depreciation of:
      Investments                                                         2,273     26,324
------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
       investments and futures                                            2,949     36,789
     Net increase (decrease) in net assets from operations             $ 10,540   $103,483
------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory, administration
      and shareholder servicing fees :                                 $     18   $    105
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

For the year ended August 31, 2002
(Amounts in thousands)

                                                               NEW YORK
                                                  NEW JERSEY  INTERMEDIATE
                                                   TAX FREE     TAX FREE    TAX FREE
                                                 INCOME FUND  INCOME FUND INCOME FUND
-----------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                     $   3,442   $   37,487   $    41,759
     Dividend                                            --           58            --
     Dividend income from affiliated
      investments *                                      92          690           455
-----------------------------------------------------------------------------------------
   Total investment income                            3,534       38,235        42,214
-----------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                           241        2,643         2,546
     Administration fees                                121        1,322         1,273
     Shareholder servicing fees                         201        1,792         2,122
     Distribution fees                                   --          455           199
     Custodian and accounting fees                       75          283           144
     Printing and postage                                11           63            43
     Professional fees                                   29           70            51
     Registration expenses                                2           20            96
     Transfer agent fees                                 27          186           126
     Trustees' fees                                       1            9             8
     Organization fees                                    1            2             8
     Other                                               15           53            63
-----------------------------------------------------------------------------------------
   Total expenses                                       724        6,898         6,679
-----------------------------------------------------------------------------------------
     Less amounts waived                                109          977           286
     Less earnings credits                                2            5             4
     Less expense reimbursements                         11           --            --
-----------------------------------------------------------------------------------------
      Net expenses                                      602        5,916         6,389
-----------------------------------------------------------------------------------------
   Net investment income                              2,932       32,319        35,825
-----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions
       from:
         Investments                                  1,708        4,286         5,868
         Futures                                         95       (1,750)        1,060
     Change in net unrealized appreciation/
       depreciation of:
         Investments                                   (154)      12,510         4,174
         Futures                                         --         (253)           --
-----------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
      on investments and futures                      1,649       14,793        11,102
-----------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                             $   4,581   $   47,112   $    46,927
-----------------------------------------------------------------------------------------
*  Includes reimbursements of investment
     advisory, administration and shareholder
     servicing fees:                              $       9   $       65   $        48
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                                                        INTERMEDIATE
                                                                         CALIFORNIA BOND FUND       TAX FREE INCOME FUND
                                                                    ------------------------------  ---------------------
                                                                       YEAR    5/1/01       YEAR        YEAR        YEAR
                                                                      ENDED    THROUGH     ENDED       ENDED       ENDED
                                                                     8/31/02   8/31/01    4/30/01     8/31/02     8/31/01
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                             $  7,591   $  2,231   $  6,132   $   66,694   $ 28,989
 Net realized gain (loss) on investments and futures transactions       676         32      1,370       10,465      8,101

 Change in net unrealized appreciation/depreciation of investments    2,273      6,401      2,240       26,324     25,868
-------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                10,540      8,664      9,742      103,483     62,958
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                               (7,577)    (2,284)    (6,172)     (67,242)   (29,003)

 Net realized gain on investment transactions                           (79)      (499)        --       (6,348)        --
-------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               (7,656)    (2,783)    (6,172)     (73,590)   (29,003)
-------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions               47,026      3,836     56,583    1,038,289        215
-------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                           49,910      9,717     60,153    1,068,182     34,170

NET ASSETS:

 Beginning of period                                                168,261    158,544     98,391      728,344    694,174
-------------------------------------------------------------------------------------------------------------------------
 End of period                                                     $218,171   $168,261   $158,544   $1,796,526   $728,344
-------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net investment
    income                                                         $    (98)  $   (112)  $     59   $     (459)  $     40
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of changes in net assets For the periods indicated
(Amounts in thousands)

                                                                   NEW JERSEY       NEW YORK INTERMEDIATE
                                                              TAX FREE INCOME FUND  TAX FREE INCOME FUND  TAX FREE INCOME FUND
                                                              --------------------  --------------------  --------------------
                                                                YEAR      YEAR        YEAR       YEAR        YEAR       YEAR
                                                                ENDED     ENDED       ENDED      ENDED       ENDED      ENDED
                                                               8/31/02   8/31/01     8/31/02    8/31/01     8/31/02    8/31/01
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                        $ 2,932   $ 3,314     $ 32,319   $ 13,690   $ 35,825    $ 36,758
 Net realized gain on investments and futures transactions      1,803       985        2,536      2,350      6,928       6,042
 Change in net unrealized appreciation/depreciation of
    investments and futures                                      (154)    3,691       12,257     14,889      4,174      33,706
-------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations           4,581     7,990       47,112     30,929     46,927      76,506
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                         (2,953)   (3,314)     (32,359)   (13,703)   (35,998)    (36,662)
 Net realized gain on investment transactions                  (1,448)       --       (1,808)        --         --          --
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                         (4,401)   (3,314)     (34,167)   (13,703)   (35,998)    (36,662)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions            762     5,031      455,766    137,272    (12,488)     71,823
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                        942     9,707      468,711    154,498     (1,559)    111,667
NET ASSETS:
 Beginning of period                                           82,226    72,519      431,077    276,579    864,472     752,805
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $83,168   $82,226     $899,788   $431,077   $862,913    $864,472
-------------------------------------------------------------------------------------------------------------------------------
  Accumulated undistributed (overdistributed) net
     investment income                                        $   (47)  $   (66)    $   (139)  $   (102)  $    (60)   $    104
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
JPMORGAN FUNDS
Notes to Financial Statements

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST") and Mutual Fund Select Trust ("MFST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, management investment companies. JPMST and MFST were organized on August 15, 1996 and October 1, 1996, respectively. In connection with the Plans of Reorganization (see Reorganizations Note 2) that were implemented on September 10, 2001, the new name of the J.P. Morgan California Bond Fund is the JPMorgan California Bond Fund and the Institutional Class of JPMorgan Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund and JPMorgan Tax Free Income Fund were renamed Select Class.

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

   FUND                                                      CLASSES OFFERED
--------------------------------------------------------------------------------------------------------
   JPMorgan California Bond Fund ("CBF")                      Class A, Institutional and Select
   JPMorgan Intermediate Tax Free Income                      Institutional and Select
   Fund ("ITFI")
   JPMorgan New Jersey Tax Free Income                        Class A, Class B and Select
   Fund ("NJTFI")
   JPMorgan New York Intermediate Tax                         Class A, Class B, Institutional and Select
   Free Income Fund ("NYTFI")
   JPMorgan Tax Free Income Fund ("TFI")                       Class A, Class B and Select

CBF is a series of J.P. Morgan Series Trust. ITFI, NJTFI, NYTFI and TFI are each a series of Mutual Fund Select Trust.

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Select Class or Institutional Class.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                     ACQUIRING             SHARES
   TARGET FUNDS                       FUNDS               RECEIVED
----------------------------------------------------------------------------------
   J.P. Morgan California
   Intermediate Tax Free Fund        CBF                   Class A
   J.P. Morgan Tax Exempt Bond
   Fund                              ITFI                  Select Shares
   J.P. Morgan Institutional
   Tax Exempt Bond Fund              ITFI                  Institutional Shares
   J.P. Morgan New York
   Tax Exempt Bond Fund              NYTFI                 Select Shares
   J.P. Morgan Institutional
   New York Tax Exempt Bond Fund     NYTFI                 Institutional Shares

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                           JPMORGAN
                                           CALIFORNIA BOND FUND REORGANIZATION
--------------------------------------------------------------------------------------
                                                              NET ASSET       NET
                                   SHARES                       VALUE      UNREALIZED
                                 OUTSTANDING  NET ASSETS      PER SHARE   APPRECIATION
--------------------------------------------------------------------------------------
   Target Fund
   JPMorgan California Intermediate
   Tax Free Fund                                                             $1,450
   Class A                          2,257       $ 23,319       $10.33
   Acquiring Fund
   J.P Morgan California Bond Fund                                           $8,202
   Institutional Class              2,891       $ 31,511       $10.90
   Select Class                    13,012       $139,461       $10.72
   Post Reorganization
   JPMorgan California Bond Fund                                             $9,652
   Class A                          2,139       $ 23,319       $10.90
   Select Class                     2,891       $ 31,511       $10.90
   Institutional Class             13,012       $139,461       $10.72

                                                             JPMORGAN
                                          INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
------------------------------------------------------------------------------------------------------
                                BENEFICIAL                               NET ASSET          NET
                                 INTEREST      SHARES                      VALUE         UNREALIZED
                               OUTSTANDING  OUTSTANDING     NET ASSETS   PER SHARE      APPRECIATION
------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan Tax Exempt
   Bond Fund                      29,573                    $  353,981     $11.96         $19,566
   J.P. Morgan Institutional
   Tax Exempt Bond Fund52,587                               $  552,679     $10.51         $23,466
   Acquiring Fund
   J.P. Morgan Intermediate
   Tax Free Income Fund                                                                   $39,281
   Institutional Class
   (renamed Select)                            66,353       $  725,784     $10.94
   Post Reorganization
   JPMorgan Intermediate
   Tax Free Income Fund                                                                  $82,313
   Select Class                                98,683       $1,079,765     $10.94
   Institutional Class                         50,521       $  552,679     $10.94

                                                             JPMORGAN
                                      NEW YORK INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
------------------------------------------------------------------------------------------------------
                                BENEFICIAL                               NET ASSET          NET
                                 INTEREST      SHARES                      VALUE         UNREALIZED
                               OUTSTANDING  OUTSTANDING     NET ASSETS   PER SHARE      APPRECIATION
------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan New York Tax

   Exempt Bond Fund               14,665                      $159,184     $10.85         $ 6,079
   J.P. Morgan Institutional
   New  York Tax Exempt
   Bond Fund                      28,062                      $307,395     $10.95         $ 8,951
   Acquiring Fund
   JPMorgan New York
   Intermediate Tax Free
   Income Fund                                                                            $21,041
   Class A                                     16,631         $121,763      $7.32
   Class B                                      1,614         $ 11,829      $7.33
   Institutional Class
   (renamed Select)                            40,980         $300,268      $7.33
   Post Reorganization
   JPMorgan New York
   Intermediate Tax Free
   Income Fund                                                                            $36,071
   Class A                                     16,631         $121,763      $7.32
   Class B                                      1,614         $ 11,829      $7.33
   Select Class                                62,687         $459,452      $7.33
   Institutional Class                         41,920         $307,395      $7.33

On February 16, 2001, TFI and NYTFI (the "Acquiring Funds") acquired all the net assets of Chase Vista Tax Free Income Fund ("CVTFI") and Chase Vista New York Tax Free Income Fund ("CVNYTFI") (collectively, the "Target Funds"), respectively, pursuant to Reorganization Plans approved by the Target Funds' shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares in the Target Funds received Class A Shares in the Acquiring Funds and holders of Class B Shares in the Target Funds received Class B Shares in the Acquiring Funds.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                       BEFORE             AFTER
                                   REORGANIZATION    REORGANIZATION
-------------------------------------------------------------------------
                                    CVTFI        TFI           TFI
-------------------------------------------------------------------------
   Class A
     Shares                          4,212                      8,195
     Net Assets                    $52,784                    $ 52,784
     Net Asset Value, per share    $ 12.53                    $   6.44
   Class B
     Shares                            832                       1,610
     Net Assets                    $10,370                    $ 10,370
     Net Asset Value, per share    $ 12.46                      $ 6.44
   Class I
     Shares                                     122,399        122,399
     Net Assets                                $788,021       $788,021
     Net Asset Value, per share                $   6.44       $   6.44
   Net Unrealized Appreciation     $ 2,199     $ 39,532       $ 41,731

                                       BEFORE             AFTER
                                   REORGANIZATION    REORGANIZATION
-------------------------------------------------------------------------
                                   CVNYTFI   NYTFI        NYTFI
-------------------------------------------------------------------------
   Class A
     Shares                          6,653                       10,754
     Net Assets                    $77,620                     $ 77,620
     Net Asset Value, per share    $ 11.67                     $   7.22
   Class B
     Shares                          1,088                        1,755
     Net Assets                    $12,669                     $ 12,669
     Net Asset Value, per share    $ 11.64                     $   7.22
   Class I
     Shares                                      39,361          39,361
     Net Assets                                $284,264        $284,264
     Net Asset Value, per share                $   7.22        $   7.22
   Net Unrealized Appreciation     $ 2,921     $ 13,199        $ 16,120

3. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS-- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2002, the NYTFI had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                       ACCUMULATED        ACCUMULATED
                                     UNDISTRIBUTED/      NET REALIZED
                       PAID-IN     (OVERDISTRIBUTED)      GAIN (LOSS)
                       CAPITAL   NET INVESTMENT INCOME  ON INVESTMENTS
-------------------------------------------------------------------------
   CBF                 $   --              $--           $    --
   ITFI                 2,487               47            (2,534)
   NJTFI                   (1)              42               (41)
   NYTFI                   (2)               2                --
   TFI                     (8)               8                --

The reclassifications for ITFI relate primarily to the character for tax purposes of non-deductible organization cost and capital loss carry forwards brought over in the reorganization. The reclassifications for NJTFI relate primarily to the character for tax purposes of non-deductible organization cost and market discount. The reclassifications for NYTFI and TFI relate primarily to the character for tax purposes of non-deductible organization cost.

The tax characters of distributions paid during the year ended August 31, 2002 were as follows (amounts in thousands):

                      ORDINARY         LONG-TERM           TOTAL
                       INCOME        CAPITAL GAIN      DISTRIBUTIONS
---------------------------------------------------------------------
   CBF                $ 7,577           $   79           $ 7,656
   ITFI                67,242            6,348            73,590
   NJTFI                3,609              792             4,401
   NYTFI               32,881            1,286            34,167
   TFI                 35,998               --            35,998

At August 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                       CBF           ITFI           NJTFI
----------------------------------------------------------------------------
   Current distributable ordinary
     income                           $367         $7,077          $646
   Plus/Less: cumulative timing
     differences                      (439)        (4,637)         (247)
                                   -------       --------        ------
   Undistributed ordinary income
     or overdistribution of ordinary
     income                           $(72)        $2,440          $399
                                   =======       ========        ======
   Current distributable long-term
     capital gain or tax basis
     capital loss carryover            475          2,854           810
   Plus/Less: cumulative timing
     differences                        --             --            --
                                   -------       --------        ------
   Undistributed long-term
     gains/accumulated capital
     loss                              475          2,854           810
                                   =======       ========        ======
   Unrealized appreciation
     (depreciation)                $12,107       $111,251        $4,765
                                   =======       ========        ======

                                             NYTFI                  TFI
----------------------------------------------------------------------------
Current distributable ordinary income        $1,682               $3,080
Plus/Less: cumulative timing differences     (1,829)              (3,140)
                                             ------               ------
Undistributed ordinary income or
   overdistribution of ordinary income        $(147)                $(60)
                                             ======               ======
Current distributable long-term capital
   gain or tax basis capital loss carryover      --                   --
Plus/Less: cumulative timing differences       (487)               2,326
                                             ------               ------
Undistributed long-term gains/
   accumulated capital loss                    (487)               2,326
                                             ======               ======
Unrealized appreciation (depreciation)      $51,601              $57,877
                                             ======               ======

For the Funds, the differences between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and mark to market of futures. The cumulative timing difference account primarily consists of post October loss deferral, deferred compensation and dividends paid.

During the year ended August 31, 2001, CBF, ITFI, NYTFI, and TFI utilized capital loss carryforwards of $96,463, $2,534,475, $962,235 and $4,602,375
respectively.

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. NYTFI has incurred $487,384 towards the post-October-realized losses.

H. ORGANIZATION COSTS-- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and together with JPMFAM, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the Adviser for ITFI, NJTFI, NYTFI and TFI. JPMIM, a wholly owned subsidiary of JPMorgan, is the Adviser for CBF. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Advisers waived fees as outlined in Note 4.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

Prior to September 10, 2001, The Chase Manhattan Bank ("Chase"), served as the administrator for ITFI, NJTFI, NYTFI and TFI and was paid a fee computed at the annual rate equal to .0.10% of the respective Fund's average daily net assets. Also, prior to September 10, 2001, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly owned subsidiary of The BISYS Group, Inc. served as sub-administrator for ITFI, NJTFI, NYTFI and TFI and was paid an annual fee of 0.05% of the average daily net assets of the Fund. Effective September 10, 2001, in connection with the elimination of the Funds paying directly sub-administration fees (0.05% annualized for ITFI, NJTFI, NYTFI and TFI) and co-administration fees (allocable share of an annual complex-wide charge of $425,000 plus Fund Distributor, Inc. ("FDI") out of pocket expenses for CBF), the Trustees approved a new combined administration agreement. #JPMORGAN FUNDSNotes to Financial Statements (continued)Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the funds. BISYS Fund Services, L.P. ("BISYS") serves as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                           INSTITUTIONAL     SELECT
   FUND       CLASS A        CLASS B           CLASS          CLASS
--------------------------------------------------------------------
   CBF           0.60            n/a            0.50          0.65
   ITFI           n/a            n/a            0.50          0.66
   NJTFI         1.00            1.50           n/a           0.75
   NYTFI         0.75            1.64           0.50          0.72
   TFI           0.75            1.64           n/a           0.75

The contractual expense limitation agreements were in effect beginning September 10, 2001 (except for CBF whose expense limitations were in place for the entire fiscal year) and the respective expiration dates in connection with the limitation percentages in the tables above are as follows:

                                             INSTITUTIONAL      SELECT
   FUND           CLASS A        CLASS B         CLASS          CLASS
--------------------------------------------------------------------------
   CBF            12/31/03            n/a       12/31/04       12/31/04
   ITFI               n/a             n/a       12/31/04       12/31/04
   NJTFI          12/31/03        12/31/03          n/a        12/31/03
   NYTFI          12/31/03        12/31/03      12/31/04       12/31/04
   TFI            12/31/03        12/31/03          n/a        12/31/03

The Administrator waived fees as outlined in Note 4.F. below.

C. DISTRIBUTION FEES-- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A shares of the CBF, NJTFI, NYTFI and TFI and for the Class B shares of NJTFI, NYTFI and TFI in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND                             CLASS A                   CLASS B
----------------------------------------------------------------------
   CBF                              0.25                       n/a
   NJTFI                            0.25                      0.75
   NYTFI                            0.25                      0.75
   TFI                              0.25                      0.75

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B shares.

The Distributor waived fees as outlined in Note 4.F. below

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                             INSTITUTIONAL     SELECT
   FUND         CLASS A        CLASS B           CLASS          CLASS
-----------------------------------------------------------------------
   CBF             0.25             n/a          0.10           0.25
   ITFI             n/a             n/a          0.10           0.25
   NJTFI           0.25            0.25           n/a           0.25
   NYTFI           0.25            0.25          0.10           0.25
   TFI             0.25            0.25           n/a           0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers and investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMST and JPMCB is terminated, the Funds would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                  CONTRACTUAL WAIVERS
                 -------------------------------------------------
                                 SHAREHOLDER                         CONTRACTUAL
                 ADMINISTRATION   SERVICING   DISTRIBUTION   TOTAL   REIMBURSEMENTS
------------------------------------------------------------------------------------
   CBF                270            190           53         513          --
   ITFI             1,184            118           --       1,302          --
   NJTFI               29             80           --         109          11
   NYTFI              129            510          338         977          --
   TFI                 --            135          151         286          --

G. OTHER-- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

H. RELATED PARTY BROKER/DEALERS -- The Funds use related party broker dealers. For the year ended August 31, 2002, ITFI and NYTFI incurred approximately (in thousands) $8 and $--* respectively as brokerage commissions with afffiliate brokers/dealers.

* Amount rounds to less than one thousand.

5. CLASS SPECIFIC EXPENSES The Funds' class specific expenses for the year ended August 31, 2002 are as follows (amounts in thousands):

                   SHAREHOLDER
                   SERVICING      DISTRIBUTION   TRANSFER AGENT
-----------------------------------------------------------------
   CBF
   Class A             $52             $53              $28
   Institutional        94              --               13
   Select              142              --               14
-----------------------------------------------------------------
                      $288             $53              $55
-----------------------------------------------------------------
   ITFI
   Institutional      $599              $--             $36
   Select            2,740              --               57
-----------------------------------------------------------------
                    $3,339              $--             $93
-----------------------------------------------------------------
   NJTFI
   Class A              $--             $--              $6
   Class B              --              --                5
   Select              201              --               16
-----------------------------------------------------------------
                      $201              $--             $27
-----------------------------------------------------------------
   NYTFI
   Class A            $338            $338             $124
   Class B              39             117               13
   Institutional       274              --               21
   Select            1,141              --             $ 28
-----------------------------------------------------------------
                    $1,792            $455             $186
-----------------------------------------------------------------
   TFI
   Class A            $151            $151              $93
   Class B              16              48               10
   Select            1,955              --               23
-----------------------------------------------------------------
                    $2,122            $199             $126
=================================================================

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2002 are as follows (amounts in thousands):

                   NET
                  INVESTMENT INCOME REALIZED GAIN
--------------------------------------------------
   CBF
   Class A            $   776         $    8
   Institutional        5,412             58
   Select               1,389             13
--------------------------------------------------
                      $ 7,577         $   79
--------------------------------------------------
   ITFI
   Institutional      $24,361         $2,247
   Select              42,881          4,101
--------------------------------------------------
                      $67,242         $6,348
--------------------------------------------------
   NJTFI
   Class A            $     1         $   --
   Class B                 --             --
   Select               2,952          1,448
--------------------------------------------------
                      $ 2,953         $1,448
--------------------------------------------------
   NYTFI
   Class A            $ 4,948         $  357
   Class B                425             27
   Institutional       10,592            507
   Select              16,394            917
--------------------------------------------------
                      $32,359         $1,808
--------------------------------------------------
   TFI
   Class A            $ 2,497         $   --
   Class B                193             --
   Select              33,308             --
--------------------------------------------------
                      $35,998         $   --
--------------------------------------------------

7. INVESTMENT TRANSACTIONS

For the year ended August 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                    PURCHASES          SALES
                                 (EXCLUDING U.S.   (EXCLUDING U.S.
                                   GOVERNMENT)       GOVERNMENT)
---------------------------------------------------------------------
   CBF                            $  146,780        $  126,126
   ITFI                            1,210,551         1,117,087
   NJTFI                              56,668            65,583
   NYTFI                             614,773           642,382
   TFI                               799,327           777,071

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at August 31, 2002, are as follows (amounts in thousands):

             AGGREGATE     UNREALIZED     UNREALIZED   APPRECIATION
               COST       APPRECIATION   DEPRECIATION (DEPRECIATION)
---------------------------------------------------------------------
   CBF    $  206,817        $ 12,107         $  --       $ 12,107
   ITFI    1,702,361         111,251            --        111,251
   NJTFI      77,934           4,765            --          4,765
   NYTFI     844,180          51,855          (253)        51,602
   TFI       870,897          58,011          (134)        57,877

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 18, 2002, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003.

Prior to April 18, 2002, ITFI, NJTFI, NYTFI and TFI could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This Agreement expired on April 18, 2002.

Also, prior to April 18, 2002, CBF could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Fund, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement was terminated on April 18, 2002.

The Funds had no borrowings outstanding at August 31, 2002, nor at anytime during the year then ended.

10. CONCENTRATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI, NJTFI and CBF primarily invest in issuers in the States of New York, New Jersey and California, respectively. TFI invested approximately 24.8% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

11. CAPITAL SHARE TRANSACTIONS

Capital share tranactions were as follows for the periods presented (Amounts in thousands):

CALIFORNIA BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS A            INSTITUTIONAL          SELECT
                                                                        ------------------    -----------------   -----------------
                                                                          AMOUNT    SHARES      AMOUNT   SHARES     AMOUNT  SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED AUGUST 31, 2002^
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $  4,563       417    $ 65,758    6,130   $ 22,222   2,049
 Shares issued in connection with the Fund's reorganization (Note 2)      23,319     2,139          --       --         --      --
 Shares issued in reinvestment of distributions                              358        33       1,621      152        695      64
 Shares redeemed                                                          (5,377)     (498)    (56,771)  (5,332)              (863)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ 22,863     2,091    $ 10,608      950   $ 13,555   1,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      PERIOD ENDED AUGUST 31, 2001 *
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                  $ 19,925    1,901   $  4,213     395
 Shares issued in reinvestment of distributions                                                    636       60        230      21
 Shares redeemed                                                                               (13,998)  (1,329)    (7,170)   (668)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                           $  6,563      632   $ (2,727)   (252)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED APRIL 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                  $ 81,434    7,863   $ 28,316   2,687
 Shares issued in reinvestment of distributions                                                  1,081      104        420      40
 Shares redeemed                                                                               (44,622)  (4,286)   (10,046)   (945)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                           $ 37,893    3,681   $ 18,690   1,782
-----------------------------------------------------------------------------------------------------------------------------------

^ For Class A Shares, from commencement of offering on September 10, 2001.

* The Fund changed its fiscal year from April 30 to August 31.

INTERMEDIATE TAX FREE INCOME FUND
------------------------------------------------------------------------------------------------------------------------
                                                                              INSTITUTIONAL                SELECT*
                                                                        ----------------------    ----------------------
                                                                           AMOUNT       SHARES       AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31, 2002^
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $ 238,778       21,941    $ 321,333       29,316
 Shares issued in connection with Fund reorganization (Note 2)            552,679       50,521      353,981       32,330
 Shares issued in reinvestment of distributions                             9,244          848       13,644        1,257
 Shares redeemed                                                         (170,779)     (15,721)    (280,591)     (25,736)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ 629,922       57,589    $ 408,367       37,167
------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                      $  75,543        7,086
 Shares issued in reinvestment of distributions                                                          51            5
 Shares redeemed                                                                                    (75,379)      (7,081)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                               $     215           10
------------------------------------------------------------------------------------------------------------------------

* Formerly Institutional Class shares.

^ For Institutional Shares, from commencement of offering on September 10, 2001.

NEW JERSEY TAX FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A                 CLASS B                   SELECT*
                                                         --------------------     -------------------      ---------------------
                                                           AMOUNT      SHARES       AMOUNT     SHARES        AMOUNT       SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31, 2002^
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $     53           5     $     56          6      $ 10,293        1,022
 Shares issued in reinvestment of distributions                 1          --           --         --         1,317          134
 Shares redeemed                                               --          --           --         --       (10,958)      (1,081)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $     54           5     $     56          6      $    652           75
--------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                               $ 15,530        1,557
 Shares issued in reinvestment of distributions                                                                  13            1
 Shares redeemed                                                                                            (10,512)      (1,049)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                                        $  5,031          509
--------------------------------------------------------------------------------------------------------------------------------

* Formerly Institutional Class shares.

^ For Class A and Class B Shares, from commencement of offering on April 01,
2002.

NEW YORK INTERMEDIATE TAX FREE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS A                      CLASS B
                                                                        ----------------------      ----------------------
                                                                          AMOUNT        SHARES         AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $ 142,935       19,642      $  12,643        1,731
 Shares issued in connection with the Fund's reorganization (Note 2)          --            --             --           --
 Shares issued in reinvestment of distributions                             3,899          536            305           42
 Shares redeemed                                                         (157,990)     (21,759)        (4,341)        (595)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ (11,156)      (1,581)     $   8,607        1,178
------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31, 2001^
------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $  51,962        7,162      $   2,343          324
 Shares issued in connection with the Fund's reorganization (Note 2)       77,620       10,754         12,669        1,754
 Shares issued in reinvestment of distributions                             1,193          165            129           18
 Shares redeemed                                                          (15,434)      (2,141)        (3,469)        (481)
------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ 115,341       15,940      $  11,672        1,615
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                              INSTITUTIONAL               SELECT*
                                                                        ---------------------     ----------------------
                                                                           AMOUNT       SHARES       AMOUNT       SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            $  92,571       12,678    $ 117,859       16,117
 Shares issued in connection with the Fund's reorganization (Note 2)      307,395       41,920      159,184       21,707
 Shares issued in reinvestment of distributions                             4,642          636        5,138          705
 Shares redeemed                                                         (112,439)     (15,336)    (116,035)     (15,882)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                     $ 292,169       39,898    $ 166,146       22,647
------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31, 2001^
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                      $  53,130        7,409
 Shares issued in connection with the Fund's reorganization (Note 2)                                     --           --
 Shares issued in reinvestment of distributions                                                          12            2
 Shares redeemed                                                                                    (42,883)      (5,999)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                               $  10,259        1,412
------------------------------------------------------------------------------------------------------------------------

* Formerly Institutional Class shares.

^ For Class A and B shares, from commencement of offering on February 16, 2001.

TAX FREE INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A                    CLASS B                    SELECT*
                                                          --------------------       --------------------       -------------------
                                                            AMOUNT      SHARES        AMOUNT       SHARES         AMOUNT     SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                              $ 95,324      14,638       $  2,398         368       $ 94,544     14,556
 Shares issued in reinvestment of distributions              1,846         284            126          19             89         14
 Shares redeemed                                           (95,334)    (14,631)        (4,169)       (639)      (107,312)   (16,519)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $  1,836         291       $ (1,645)       (252)      $(12,679)    (1,949)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2001^
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                              $ 46,987       7,317       $  1,544         241       $ 94,888     14,899
 Shares issued in connection with Fund merger (Note 2)      52,784       8,195         10,371       1,610             --         --
 Shares issued in reinvestment of distributions                904         140            105          16             78         12
 Shares redeemed                                           (43,322)     (6,738)        (4,520)       (704)       (87,996)   (13,775)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $ 57,353       8,914       $ 7,500        1,163        $  6,970     1,136
-----------------------------------------------------------------------------------------------------------------------------------

* Formerly Institutional Class shares.

^ For Class A and Class B, from commencement of offering on February 16, 2001.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS

                                                                               ----------------------------------
                                                                                   CALIFORNIA BOND FUND^
                                                                               ----------------------------------
                                                                               CLASS A          INSTITUTIONAL
                                                                               -------       --------------------
                                                                               9/10/01*        YEAR    5/1/01
                                                                               THROUGH        ENDED   THROUGH
                                                                               8/31/02       8/31/02  8/31/01^
                                                                               -------       -------  -------
Per share operating performance:
Net asset value, beginning of period                                           $10.90        $10.73    $10.36
                                                                               ------        ------    ------
Income from investment operations:
  Net investment income                                                          0.40          0.42      0.14
  Net gains or losses on securities (both realized and unrealized)               0.17          0.16      0.40
                                                                               ------        ------    ------
    Total from investment operations                                             0.57          0.58      0.54
                                                                               ------        ------    ------
Less distributions:
  Dividends from net investment income                                           0.40          0.41      0.14
  Distributions from capital gains                                                 --            --      0.03
                                                                               ------        ------    ------
    Total distributions                                                          0.40          0.41      0.17
                                                                               ------        ------    ------
Net asset value, end of period                                                 $11.07        $10.90    $10.73
                                                                               ======        ======    ======
Total Return (1)                                                                 5.33%(a)      5.57%     5.31%(a)
Ratios/supplemental data:
  Net assets, end of period (in millions)                                      $   23        $  149    $  137
Ratios to average net assets:#
  Net expenses                                                                   0.60%         0.50%     0.50%
  Net investment income                                                          3.70%         3.84%     3.99%
  Expenses without waivers, reimbursements and earnings credits                  1.23%         0.71%     0.59%
  Net investment income without waivers, reimbursements and earnings credits     3.07%         3.63%     3.90%
Portfolio turnover rate                                                            65%(a)        65%       29%(a)
-----------------------------------------------------------------------------------------------------------------


                                                                               ---------------------------------------
                                                                                       CALIFORNIA BOND FUND^
                                                                               ---------------------------------------
                                                                                           INSTITUTIONAL
                                                                               ---------------------------------------
                                                                                             YEAR ENDED
                                                                               ---------------------------------------
                                                                               4/30/01    4/30/00    4/30/99   4/30/98
                                                                               -------    -------    -------   -------
Per share operating performance:
Net asset value, beginning of period                                            $10.03     $10.40    $10.20    $ 9.90
                                                                                ------     ------    ------    ------
Income from investment operations:
  Net investment income                                                           0.46       0.42      0.41      0.42
  Net gains or losses on securities (both realized and unrealized)                0.33      (0.36)     0.25      0.30
                                                                                ------     ------    ------    ------
    Total from investment operations                                              0.79       0.06      0.66      0.72
                                                                                ------     ------    ------    ------
Less distributions:
  Dividends from net investment income                                            0.46       0.42      0.41      0.42
  Distributions from capital gains                                                  --       0.01      0.05        --
                                                                                ------     ------    ------    ------
    Total distributions                                                           0.46       0.43      0.46      0.42
                                                                                ------     ------    ------    ------
Net asset value, end of period                                                  $10.36     $10.03    $10.40    $10.20
                                                                                ======     ======    ======    ======
Total Return (1)                                                                  7.97%      0.70%     6.55%     7.35%
Ratios/supplemental data:
  Net assets, end of period (in millions)                                       $  126     $   85    $   64    $   46
Ratios to average net assets:#
  Net expenses                                                                    0.50%      0.50%     0.49%     0.45%
  Net investment income                                                           4.40%      4.19%     3.92%     4.11%
  Expenses without waivers, reimbursements and earnings credits                   0.59%      0.70%     0.71%     0.79%
  Net investment income without waivers, reimbursements and earnings credits      4.31%      3.99%     3.70%     3.77%
Portfolio turnover rate                                                             55%        87%       40%       44%
-----------------------------------------------------------------------------------------------------------------------

 ^  The Fund changed its fiscal year end from April 30 to August 31.

 *  Commencement of offering of class of shares.

--  Amount rounds to less than $0.005.

(a) Not annualized.

(1) Total return figures do not include the effect of any front end load.

#   Short periods have been annualized.

                       See notes to financial statements.

                                                                                             CALIFORNIA BOND FUND
                                                                            --------------------------------------------------------
                                                                                                      SELECT
                                                                            --------------------------------------------------------
                                                                              YEAR    5/1/01                  YEAR ENDED
                                                                             ENDED    THROUGH     ----------------------------------
                                                                            8/31/02   8/31/01^    4/30/01  4/30/00  4/30/99  4/30/98
                                                                            -------   -------     -------  -------  -------  -------
Per share operating performance:
Net asset value, beginning of period                                         $10.91   $10.53      $10.20   $10.57   $10.35   $10.04
                                                                             ------   ------      ------   ------   ------   ------
Income from investment operations:
  Net investment income                                                        0.40     0.14        0.45     0.41     0.40     0.41
  Net gains or losses on securities (both realized and unrealized)             0.16     0.41        0.33    (0.36)    0.26     0.31
                                                                             ------   ------      ------   ------   ------   ------
    Total from investment operations                                           0.56     0.55        0.78     0.05     0.66     0.72
                                                                             ------   ------      ------   ------   ------   ------
Less distributions:
  Dividends from net investment income                                         0.40     0.14        0.45     0.41     0.40     0.41
  Distributions from capital gains                                               --     0.03          --     0.01     0.04       --
                                                                             ------   ------      ------   ------   ------   ------
    Total distributions                                                        0.40     0.17        0.45     0.42     0.44     0.41
                                                                             ------   ------      ------   ------   ------   ------
Net asset value, end of period                                               $11.07   $10.91      $10.53   $10.20   $10.57   $10.35
                                                                             ======   ======      ======   ======   ======   ======
Total Return                                                                   5.31%    5.31%(a)    7.77%    0.60%    6.43%    7.20%
Ratios/supplemental data:
  Net assets, end of period (in millions)                                    $   46   $   31      $   33   $   14   $   17   $    6
Ratios to average net assets:#
  Net expenses                                                                 0.65%    0.65%       0.65%    0.65%    0.65%    0.65%
  Net investment income                                                        3.63%    3.84%       4.25%    3.99%    3.76%    3.94%
  Expenses without waivers, reimbursements and earnings credits                0.88%    0.78%       0.78%    0.85%    0.87%    1.00%
  Net investment income without waivers, reimbursements and earnings credits   3.40%    3.71%       4.12%    3.79%    3.54%    3.59%
Portfolio turnover rate                                                          65%      29%(a)      55%      87%      40%      44%
------------------------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from April 30 to August 31.

 -- Amount rounds to less than $0.005.

(a) Not annualized.

  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                    INTERMEDIATE TAX FREE INCOME FUND
                                                                         -----------------------------------------------------------
                                                                         INSTITUTIONAL
                                                                             CLASS                   SELECT CLASS**
                                                                         ------------- ---------------------------------------------
                                                                            9/10/01^                   YEAR ENDED
                                                                            THROUGH    ---------------------------------------------
                                                                            8/31/02    8/31/02  8/1/01   8/31/00    8/31/99  8/31/98
                                                                            -------    -------  ------   -------    -------  -------
Per share operating performance:
Net asset value, beginning of period                                         $10.94    $10.98   $10.46    $10.42    $10.93   $10.85
                                                                             ------    ------   ------    ------    ------   ------
Income from investment operations:
  Net investment income                                                        0.44      0.43     0.44      0.46      0.52     0.56
  Net gains or losses on securities (both realized and unrealized)             0.25      0.21     0.52      0.10     (0.39)    0.29
                                                                             ------    ------   ------    ------    ------   ------
   Total from investment operations                                            0.69      0.64     0.96      0.56      0.13     0.85
                                                                             ------    ------   ------    ------    ------   ------
Less distributions:
  Dividends from net investment income                                         0.44      0.43     0.44      0.46      0.52     0.56
  Distributions from capital gains                                             0.04      0.04     --        0.06      0.12     0.21
                                                                             ------    ------   ------    ------    ------   ------
   Total distributions                                                         0.48      0.47     0.44      0.52      0.64     0.77
                                                                             ------    ------   ------    ------    ------   ------
Net asset value, end of period                                               $11.15    $11.15   $10.98    $10.46    $10.42   $10.93
                                                                             ======    ======   ======    ======    ======   ======
Total Return                                                                   6.43%(a)  5.99%    9.35%     5.54%     1.15%    8.08%
Ratios/supplemental data:
  Net assets, end of period (in millions)                                    $  642    $1,155   $  728    $  694    $  729   $  717
Ratios to average net assets:#
  Net expenses                                                                 0.50%     0.66%    0.74%     0.57%     0.03%    0.02%
  Net investment income                                                        4.02%     3.88%    4.10%     4.49%     4.81%    5.10%
  Expenses without waivers, reimbursements and earnings credits                0.58%     0.74%    0.75%     0.66%     0.50%    0.50%
  Net investment income without waivers, reimbursements and earnings credits   3.94%     3.80%    4.09%     4.40%     4.34%    4.62%
Portfolio turnover rate                                                          71%(a)    71%      43%       60%       62%      71%
------------------------------------------------------------------------------------------------------------------------------------

  ^ Commencement of offering of class of shares.

 ** Formerly Institutional Class.

(a) Not annualized.

  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                      NEW JERSEY TAX FREE INCOME FUND
                                                                     ---------------------------------------------------------------
                                                                     CLASS A*   CLASS B*                    SELECT**
                                                                     --------   --------   -----------------------------------------
                                                                     4/1/02     4/1/02                     YEAR ENDED
                                                                     THROUGH    THROUGH    -----------------------------------------
                                                                     8/31/02    8/31/02    8/31/02  8/31/01  8/31/00 8/31/99 8/31/98
                                                                     -------    -------    -------  -------  ------- ------- -------
Per share operating performance:
Net asset value, beginning of period                                 $  9.84    $  9.84    $10.33   $ 9.73   $9.61   $10.24  $10.04
                                                                     -------    -------    ------   ------   -----   ------  ------
Income from investment operations:
  Net investment income                                                 0.12       0.11      0.37     0.42    0.44     0.49    0.52
  Net gains or losses on securities (both realized and unrealized)      0.53       0.50      0.20     0.60    0.12    (0.45)   0.24
                                                                     -------    -------    ------   ------   -----   ------  ------
   Total from investment operations                                     0.65       0.61      0.57     1.02    0.56     0.04    0.76
                                                                     -------    -------    ------   ------   -----   ------  ------
Less distributions:
  Dividends from net investment income                                  0.13       0.11      0.37     0.42    0.44     0.49    0.52
  Distributions from capital gains                                        --         --      0.19       --      --     0.18    0.04
                                                                     -------    -------    ------   ------   -----   ------  ------
   Total distributions                                                  0.13       0.11      0.56     0.42    0.44     0.67    0.56
                                                                     -------    -------    ------   ------   -----   ------  ------
Net asset value, end of period                                       $ 10.36    $ 10.34    $10.34   $10.33   $9.73   $ 9.61  $10.24
                                                                     =======    =======    ======   ======   =====   ======  ======
Total Return (1)                                                        6.67%(a)   6.20%(a)  5.82%   10.69    6.08%    0.37%   7.82%
Ratios/supplemental data:
  Net assets, end of period (in millions)                            $    --(b) $    --(b) $   83   $   82   $  73   $   68  $   71
Ratios to average net assets: #
  Net expenses                                                          1.00%      1.50%     0.75%    0.75%   0.59%    0.04%   0.02%
  Net investment income (loss)                                          3.16%      2.72%     3.64%    4.18%   4.67%    4.94%   5.16%
  Expenses without waivers, reimbursements and earnings credits        33.81%!!   36.90%!!   0.89%    0.93%   0.82%    0.63%   0.63%
  Net investment income (loss) without waivers,
   reimbursements and earnings credits                                (29.67%)!! (32.68%)!!  3.50%    4.00%   4.44%    4.35%   4.55%
Portfolio turnover rate                                                   75%(a)     75%(a)    75%      48%     48%      24%     60%
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.

 ** Formerly Institutional Class.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(a) Not annualized.

(b) Amount rounds to less than one million.

  # Short periods have been annualized.

 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                       NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                                                   ---------------------------------------------------
                                                                                                        INSTITUTIONAL
                                                                        CLASS A             CLASS B         CLASS
                                                                   ----------------    ---------------- --------------
                                                                     YEAR  2/16/01^     YEAR    2/16/01^   9/10/01^
                                                                    ENDED   THROUGH    ENDED    THROUGH    THROUGH
                                                                   8/31/02  8/31/01    8/31/01  8/31/01    8/31/02
                                                                   -------  -------    -------  -------    -------
Per share operating performance:
Net asset value, beginning of period                                $7.37    $7.22      $7.38    $7.22      $7.33
                                                                    -----    -----      -----    -----      -----
Income from investment operations:
 Net investment income                                               0.26@    0.15       0.21@    0.12       0.27@
 Net gains or losses on securities (both realized and unrealized)    0.10     0.15       0.08     0.16       0.15
                                                                    -----    -----      -----    -----      -----
   Total from investment operations                                  0.36     0.30       0.29     0.28       0.42
                                                                    -----    -----      -----    -----      -----
Less distributions:
 Dividends from net investment income                                0.27     0.15       0.20     0.12       0.28
 Distributions from capital gains                                    0.01       --       0.01       --       0.01
                                                                    -----    -----      -----    -----      -----
   Total distributions                                               0.28     0.15       0.21     0.12       0.29
                                                                    -----    -----      -----    -----      -----
Net asset value, end of period                                      $7.45    $7.37      $7.46    $7.38      $7.46
                                                                    =====    =====      =====    =====      =====
Total Return (1)                                                     5.06%    4.26%(a)   4.08%    3.91%(a)   5.89%(a)
Ratios/supplemental data:
 Net assets, end of period (in millions)                            $ 107    $ 117      $  21    $  12      $ 298
Ratios to average net assets:#
 Net expenses                                                        0.75%    0.75%      1.57%    1.64%      0.50%
 Net investment income                                               3.58%    4.10%      2.74%    3.21%      3.85%
 Expenses without waivers, reimbursements and earnings credits       1.09%    1.21%      1.59%    1.72%      0.62%
 Net investment income without waivers, reimbursements and
   earnings credits                                                  3.24%    3.64%      2.72%    3.13%      3.73%
Portfolio turnover rate                                                75%      33%(a)     75%      33%(a)     75%(a)
----------------------------------------------------------------------------------------------------------------------


                                                                  NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                                                  ------------------------------------------
                                                                               SELECT CLASS**

                                                                  ------------------------------------------
                                                                                 YEAR ENDED
                                                                  ------------------------------------------
                                                                   8/31/02 8/31/01 8/31/00 8/31/99   8/31/98
                                                                  -------- ------- ------- -------   -------
Per share operating performance:
Net asset value, beginning of period                                $7.38   $7.01   $6.91   $ 7.29    $7.15
                                                                    -----   -----   -----   ------    -----
Income from investment operations:
 Net investment income                                               0.26@   0.29    0.31     0.35     0.37
 Net gains or losses on securities (both realized and unrealized)    0.09    0.37    0.10    (0.31)    0.21
                                                                    -----   -----   -----   ------    -----
   Total from investment operations                                  0.35    0.66    0.41     0.04     0.58
                                                                    -----   -----   -----   ------    -----
Less distributions:
 Dividends from net investment income                                0.26    0.29    0.31     0.35     0.37
 Distributions from capital gains                                    0.01      --      --     0.07     0.07
                                                                    -----   -----   -----   ------    -----
   Total distributions                                               0.27    0.29    0.31     0.42     0.44
                                                                    -----   -----   -----   ------    -----
Net asset value, end of period                                      $7.46   $7.38   $7.01   $ 6.91    $7.29
                                                                    =====   =====   =====   ======    =====
Total Return (1)                                                     4.99%   9.68%   6.13%    0.38%    8.37%
Ratios/supplemental data:
 Net assets, end of period (in millions)                            $ 474   $ 302   $ 277   $  295    $ 283
Ratios to average net assets:#
 Net expenses                                                        0.72%   0.75%   0.58%    0.04%    0.03%
 Net investment income                                               3.63%   4.10%   4.48%    4.85%    5.08%
 Expenses without waivers, reimbursements and earnings credits       0.76%   0.79%   0.70%    0.53%    0.53%
 Net investment income without waivers, reimbursements and
   earnings credits                                                  3.59%   4.06%   4.36%    4.36%    4.58%
Portfolio turnover rate                                                75%     33%     46%      39%      66%
------------------------------------------------------------------------------------------------------------

 ** Formerly Institutional Class.

  ^ Commencement of offering of class of shares.

  @ Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(a) Not annualized.

  # Short periods have been annualized.

                       See notes to financial statements.

                                                                                            TAX FREE INCOME FUND
                                                                             -------------------------------------------
                                                                                   CLASS A              CLASS B
                                                                             -----------------      ----------------
                                                                               YEAR    2/16/01^       YEAR   2/16/01^
                                                                              ENDED    THROUGH       ENDED   THROUGH
                                                                             8/31/02   8/31/01      8/31/02  8/31/01
                                                                             -------   -------      -------  -------
Per share operating performance:
Net asset value, beginning of period                                          $6.57     $6.44        $6.58    $6.44
                                                                              -----     -----        -----    -----
Income from investment operations:
 Net investment income                                                         0.28      0.15         0.25     0.12
 Net gains or losses on securities (both realized and unrealized)              0.08      0.13         0.05     0.14
                                                                              -----     -----        -----    -----
   Total from investment operations                                            0.36      0.28         0.30     0.26
                                                                              -----     -----        -----    -----
Less distributions:
 Dividends from net investment income                                          0.27      0.15         0.20     0.12
 Distributions from capital gains                                                --        --           --       --
                                                                              -----     -----        -----    -----
   Total distributions                                                         0.27      0.15         0.20     0.12
                                                                              -----     -----        -----    -----
Net asset value, end of period                                                $6.66     $6.57        $6.68    $6.58
                                                                              -----     -----        -----    -----
Total Return (1)                                                               5.64%     4.46%(a)     4.69%    4.13%(a)
                                                                              =====     =====        =====    =====
Ratios/supplemental data:
 Net assets, end of period (in millions)                                      $  61     $  59        $   6    $   7
Ratios to average net assets:#
 Net expenses                                                                  0.75%     0.75%        1.64%    1.64%
 Net investment income                                                         4.21%     4.55%        3.31%    3.66%
 Expenses without waivers, reimbursements and earnings credits                 1.15%     1.23%        1.65%    1.74%
 Net investment income without waivers, reimbursements and earnings credits    3.81%     4.07%        3.30%    3.56%
Portfolio turnover rate                                                          94%       57%(a)       94%      57%(a)
----------------------------------------------------------------------------------------------------------------------


                                                                             ---------------------------------------------
                                                                                          SELECT CLASS**
                                                                             ---------------------------------------------
                                                                                            YEAR ENDED
                                                                             ---------------------------------------------
                                                                             8/31/02  8/31/01  8/31/00  8/31/99   8/31/98
                                                                             -------  -------  -------  -------   -------
Per share operating performance:
Net asset value, beginning of period                                          $6.57    $ 6.25   $6.19    $ 6.60    $6.45
                                                                              -----    ------   -----    ------    -----
Income from investment operations:
 Net investment income                                                         0.28      0.29    0.30      0.34     0.35
 Net gains or losses on securities (both realized and unrealized)              0.08      0.32    0.06     (0.37)    0.21
                                                                              -----    ------   -----    ------    -----
   Total from investment operations                                            0.36      0.61    0.36     (0.03)    0.56
                                                                              -----    ------   -----    ------    -----
Less distributions:
 Dividends from net investment income                                          0.28      0.29    0.30      0.34     0.35
 Distributions from capital gains                                                --        --      --      0.04     0.06
                                                                              -----    ------   -----    ------    -----
   Total distributions                                                         0.28      0.29    0.30      0.38     0.41
                                                                              -----    ------   -----    ------    -----
Net asset value, end of period                                                $6.65    $ 6.57   $6.25    $ 6.19    $6.60
                                                                              -----    ------   -----    ------    -----
Total Return (1)                                                               5.61%    10.00    6.11%    (0.63%)   8.99%
                                                                              =====    ======   =====    ======    =====
Ratios/supplemental data:
 Net assets, end of period (in millions)                                      $ 796    $  798   $ 753    $  744    $ 761
Ratios to average net assets:#
 Net expenses                                                                  0.75%     0.74%   0.57%     0.03%    0.02%
 Net investment income                                                         4.23%     4.56%   4.98%     5.25%    5.39%
 Expenses without waivers, reimbursements and earnings credits                 0.75%     0.76%   0.66%     0.50%    0.50%
 Net investment income without waivers, reimbursements and earnings credits    4.23%     4.54%   4.89%     4.78%    4.91%
Portfolio turnover rate                                                          94%       57%     35%       39%      47%
---------------------------------------------------------------------------------------------------------------------------

 ** Formerly Institutional Class.

  ^ Commencement of offering of class of shares.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(a) Not annualized.

  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Series Trust and Mutual Fund Select Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Bond Fund, JPMorgan Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund and JPMorgan Tax Free Income Fund (separate portfolios of J.P. Morgan Series Trust and Mutual Fund Select Trust, hereafter referred to as the "Trusts") at August 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
October 18, 2002

TAX LETTER (UNAUDITED)

JPMORGAN CALIFORNIA BOND FUND ("CBF")
JPMORGAN INTERMEDIATE TAX FREE INCOME FUND ("ITFI")
JPMORGAN NEW JERSEY TAX FREE INCOME FUND ("NJTFI")
JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND ("NYTFI")
JPMORGAN TAX FREE INCOME FUND ("TFI")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2002. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2002. The information necessary to complete your income tax returns for the calendar year ending December 31, 2002 will be received under separate cover.

FOR THE FISCAL YEAR ENDED AUGUST 31, 2002:

- The dividends paid from net investment income are 99.72%, 100.00%, 98.97%, 100.00% and 100.00% exempt from Federal income tax for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

- The Long-Term capital gain designation is $78,838, $6,348,401, $792,366 and $1,286,184 for CBF, ITFI, NJTFI and NYTFI, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 5.03%, 4.00%, 6.75%, 3.12% and 3.74% for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

JPMORGAN FUNDS
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

NAME, CONTACT ADDRESS   POSITIONS       TERM OF OFFICE         PRINCIPAL                 NUMBER OF PORT-     OTHER
AND DATE OF BIRTH       HELD WITH       AND LENGTH OF          OCCUPATIONS               FOLIOS IN JPMORGAN  DIRECTORSHIPS
                        EACH            TIME SERVED            DURING PAST               FUND COMPLEX        HELD OUTSIDE
                        JP MORGAN                              5 YEARS                   OVERSEEN BY         JPMORGAN FUND
                        TRUST                                  TRUSTEE                   COMPLEX
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;   Trustee         Trustee of Funds       Retired; Vice President   75                  None
522 Fifth Avenue,                       that are series of     and Treasurer,
New York, NY 10036;                     JPMST since 2001       Ingersoll - Rand
12/4/1941                               and Funds that are     Company
                                        series of MFST
                                        since 1996.

Roland R. Eppley, Jr.;  Trustee         Trustee of Funds        Retired                  75                  Trustee of
522 Fifth Avenue,                       that are series of                                                   Janel Hydraulics, Inc.
New York, NY 10036;                     JPMST since 2001
4/1/1932                                and Funds that are
                                        series of MFST
                                        since 1996.

Ann Maynard Gray;       Trustee         Since 2001              President of Diversified 75                  Director of Duke
522 Fifth Avenue,                                               Publishing Group                             Energy Corporation,
New York, NY 10036;                                             and formerly Vice                            Elan Corporation, plc
8/22/1945                                                       President of Capital                         and The Phoenix
                                                                Cities/ABC, Inc.                             Companies

Matthew Healey;         Trustee and     Trustee of Funds        Retired; Chief           75                  None
522 Fifth Avenue,       President of    that are series of      Executive Officer of
New York, NY 10036;     the Board of    JPMST since 1996        certain J.P. Morgan
8/23/1937               Trustees        and Funds that are      Fund Trusts
                                        series of MFST
                                        since 2001.

Fergus Reid, III;       Trustee and     Trustee of Funds        Chairman and             75                  Trustee of Morgan
522 Fifth Avenue,       Chairman of     that are series of      Chief Executive                              Stanley Funds
New York, NY 10036;     the Board of    JPMST since 2001        Officer, Lumelite
8/12/1932               Trustees        and Funds that are      Corporation
                                        series of MFST
                                        since 1996.

James J. Schonbachler;  Trustee         Since 2001              Retired; Managing        75                  Director of
522 Fifth Avenue,                                               Director of  Bankers                         Jonathans Landing
New York, NY 10036;                                             Trust Company, Group                         Golf Club, Inc.
1/26/1943                                                       Head and Director,
                                                                Bankers Trust,
                                                                A.G., Zurich and
                                                                Director, BT
                                                                Brokerage Corp.

Robert J. Higgins;      Trustee         Since 2002              Retired; President -     75                  Director of
522 Fifth Avenue,                                               Fleet Boston Financial                       Providian Financial
New York, NY 10036;                                             Corp.                                        Corp., Lincoln Center
10/9/1945                                                                                                    for Performing Arts and
                                                                                                             Rhode Island School of
                                                                                                             Design

INTERESTED TRUSTEE(S)

Leonard M. Spalding*    Trustee         Trustee of Funds        Retired; Chief           75                  Director of
522 Fifth Avenue,                       that are series of      Executive Officer of                         Greenview Trust
New York, NY 10036;                     JPMST since 2001        Chase MutualFunds;                           Co.
7/20/1935                               and funds that are      President and Chief
                                        series of MFST          Executive Officer
                                        since 1998.             of Vista Capital
                                                                Management; Chief
                                                                Investment Executive
                                                                of the Chase Manhattan
                                                                Private Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

#JPMORGAN FUNDS

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

NAME, CONTACT ADDRESS   POSITIONS HELD             TERM OF OFFICE  PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH       WITH EACH                  AND LENGTH OF   DURING PAST 5 YEARS
                        JPMORGAN TRUST             TIME SERVED
George Gatch;           President                  Since 2001      Managing Director, J.P. Morgan Investment
522 Fifth Avenue,                                                  Management, Inc. ("JPMIM") and J. P. Morgan
New York, NY 10036;                                                Fleming Asset Management (USA), Inc. {"JPM
12/21/1962                                                         FAM (USA)"} and head of JPMorgan Fleming's
                                                                   U.S. Mutual Funds and Financial Intermediaries
                                                                   Business ("FFI")

David Wezdenko;         Treasurer                  Since 2001      Managing Director JPMIM and JPMFAM (USA)
522 Fifth Avenue,                                                  and Chief Operating Officer for FFI
New York, NY 10036;
10/2/1963

Sharon Weinberg;        Secretary                  Since 2001      Managing Director JPMIM and JPMFAM (USA).
522 Fifth Avenue,                                                  and head of Business and Product Strategy for
New York, NY 10036;                                                FFI
6/15/1959

Michael Moran;          Vice President             Since 2001      Vice President, JPMIM and JPMFAM (USA). and
522 Fifth Avenue,       and Assistant Treasurer                    Chief Financial Officer for FFI
New York, NY 10036;
7/14/1969

Stephen Ungerman;       Vice President             Since 2001      Vice President, JPMIM and JPMFAM (USA),
522 Fifth Avenue,       and Assistant Treasurer                    Head of the Fund Service Group within Fund
New York, NY 10036;                                                Administration, formerly Tax Director and Co-
6/2/1953                                                           head of Fund Administration, Prudential
                                                                   Insurance Co. and formerly Assistant Treasurer
                                                                   of mutual funds, Prudential Insurance Co.

Judy R. Bartlett;       Vice President and         Since 2001      Vice President and Assistant General Counsel,
522 Fifth Avenue,       Assistant Secretary                        JPMIM and JPMFAM (USA), formerly attorney
New York, NY 10036;                                                and Assistant Secretary, Mainstay Funds and
5/29/1965                                                          associate at law firm of Willkie, Farr & Gallagher

Joseph J. Bertini;      Vice President             Since 2001      Vice President and Assistant General Counsel,
522 Fifth Avenue,       and Assistant Secretary                    JPMIM and JPMFAM (USA), and formerly attor-
New York, NY 10036;                                                ney in the Mutual Fund Group, SunAmerica
11/4/1965                                                          Asset Management, Inc.

Thomas J. Smith;        Vice President             Since 2002      Vice President and Head of Compliance, J.P.
522 Fifth Avenue,       and Assistant Secretary                    Morgan Chase & Co. asset management
New York, NY 10036;                                                business in the Americas, formerly member of
6/24/1955                                                          Investment Management - Risk Management/
                                                                   Compliance Group for the Chase Manhattan
                                                                   Corporation

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndexTM Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
  Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company
  Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
  Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
  Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                 JPMORGAN FUNDS FULFILLMENT CENTER
                        393 MANLEY STREET
                  WEST BRIDGEWATER, MA 02379-1039

(c) J.P. Morgan Chase & Co., 2002 All Rights Reserved. October 2002
AN-TF-802